  <REDLINE>

      As Filed With The Securities And Exchange Commission on
  December 29, 1995.

                                   File Nos. 2-99388 and 811-4369

                 SECURITIES AND EXCHANGE COMMISSION
                      Washington, D. C.  20549

                             Form N-1A

  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     (X)

  Pre-Effective Amendment No.                                (  )

  Post-Effective Amendment No.  19                            (X)

                               and/or

  REGISTRATION  STATEMENT  UNDER  THE INVESTMENT  COMPANY  ACT OF
  1940                                                        (X)

  Amendment No.   21                                          (X)

                      THE RUSHMORE FUND, INC.
         (Exact Name of Registrant as Specified in Charter)

          4922 Fairmont Avenue, Bethesda, Maryland  20814
        (Address of Principal Executive Offices) (Zip Code)

                           (301) 657-1500
        (Registrant's Telephone Number, Including Area Code)

                         Richard J. Garvey
                        4922 Fairmont Avenue
                     Bethesda, Maryland  20814
         (Name and Address of Agent for Service of Process)

                             Copies to:
                       James Bernstein, Esq.
                 Jorden Burt Berenson & Johnson LLP
                 1025 Thomas Jefferson Street, N.W.
                           Suite 400 East
                      Washington, D. C.  20007

  Approximate  Date  of  Commencement  of  the   Proposed  Public
  Offering of the Securities:

  It is proposed that this filing will become effective (check appropriate box):

         X       immediately  upon  filing pursuant  to paragraph
                 (b) of rule 485.
                 on (date) pursuant to paragraph (b) (1) (v) of rule 485.
                 60 days after  filing pursuant to paragraph  (a)
                 (1) of rule 485.
                 on (date) pursuant to paragraph  (a) (1) of rule
                 485.
                 75 days  after filing pursuant  to paragraph (a)
                 (2) of rule 485.
                 on (date) pursuant to paragraph  (a) (2) of rule
                 485.

  If appropriate, check the following box:

                 This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

  The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for the Registrant s fiscal year ended August 31, 1995 was filed on or before October 30, 1995.

                                        TOTAL NUMBER OF PAGES____

  <\REDLINE>

                      THE RUSHMORE FUND, INC.

                REGISTRATION STATEMENT ON FORM N-1A

                       CROSS REFERENCE SHEET
  <REDLINE>
  <\REDLINE>

   Form N-1A                              Location in
    Item No.                              Registration Statement


               Part A. Information Required in Prospectus
     1.       Cover Page
                                          Outside Front Cover Page
                                          of Prospectus

     2.       Synopsis                    Fee Table


     3.       Condensed Financial         Financial Highlights
              Information

     4.       General Description of      Organization and
              Registrant                  Description of Common
                                          Stock; Investment
                                          Objective and Policies;
                                          Management of the Fund

     5.       Management of the Fund      Management of the Fund

     5A.      Management's Discussion of  Management's Discussion
              Fund                        of Fund Performance
              Performance


     6.       Capital Stock and Other     Organization and
              Securities                  Description Common Stock;
                                          Dividends and
                                          Distribution; Taxes


     7.       Purchase of Securities      How to Invest in the
              Being Offered               Portfolio; Exchanges; Net
                                          Asset Value











   Form N-1A                              Location in
    Item No.                              Registration Statement

     8.       Redemption or Repurchase    How to Redeem an
                                          Investment (Withdrawals)

     9.       Legal Proceedings           Not Applicable


                    Part B: Information Required In
                  Statement of Additional Information


    10.       Cover Page                  Outside Front Cover Page
                                          of Statement of
                                          Additional Information

    11.       Table of Contents           Table of Contents


    12.       General Information and     Not Applicable
              History

    13.       Investment Objectives and   Investment Policies;
              Policies                    Investment Restrictions


    14.       Management of the           Management of the Fund
              Registrant

    15.       Control Persons and         Principal Holders of
              Principal                   Securities
                Holders of Securities

    16.       Investment Advisory and     Management of the Fund
              Other Services

    17.       Brokerage Allocation        Investment Policies

    18.       Capital Stock and Other     Not Applicable
              Securities

    19.       Purchase, Redemption and    Not Applicable
              Pricing of Securities
              Being Offered


    20.       Tax Status                  Dividends, Distributions,
                                          and Taxes










   Form N-1A                              Location in
    Item No.                              Registration Statement

    21.       Underwriters                Management of the Fund

    22.       Calculations of             Performance Information;
              Performance Data            Calculation of Return
                                          Quotations


    23.       Financial Statements        Financial Statements



                       Part C: Other Information

    24.       Financial Statements and    Financial Statements and
              Exhibits                    Exhibits


    25.       Persons Controlled by or    Persons Controlled by or
              Under                       Under Common Control
              Common Control

    26.       Number of Holders of        Numbers of Holders of
              Securities                  Securities


    27.       Indemnification             Indemnification


    28.       Business and Other          Business and Other
              Connections                 Connections of Investment
              of Investment Adviser       Adviser

    29.       Principal Underwriters      Principal Underwriters


    30.       Location of Accounts and    Location of Accounts and
              Records                     Records

    31.       Management Services         Management Services


    32.       Undertakings                Undertakings


    33.       Signatures                  Signatures


                               PART A

  <REDLINE>

                      RUSHMORE NOVA PORTFOLIO

  <\REDLINE>

                      THE RUSHMORE FUND, INC.
                        4922 Fairmont Avenue
                     Bethesda, Maryland  20814
                           (800) 343-3355
                           (301) 657-1500

                      RUSHMORE NOVA PORTFOLIO

                 INVESTMENT OBJECTIVE AND POLICIES

  <REDLINE>

  The Rushmore Nova Portfolio (the "Portfolio") is one of a series of portfolios in The Rushmore Fund, Inc. (the "Fund"), an open-end management investment company. The objective of the Portfolio is to provide total returns over time that are superior to the market average as measured by the Standard & Poor's 500 Composite Stock Price Index. The Portfolio is designed for investors seeking growth of capital rather than current income. In attempting to achieve its objective, the Portfolio will employ aggressive investment techniques, which include engaging in short sales and transactions in options and futures contracts, as well as the use of leverage. Because of the inherent risks in any investment, there can be no assurance that the Portfolio s investment objective will be met. The Portfolio is not intended for investors whose principal objective is assured income or preservation of capital.

  The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency.

  <\REDLINE>

                       ADDITIONAL INFORMATION
  <REDLINE>

  Investors should read this Prospectus and retain it for future reference. It is designed to set forth concisely the information an investor should know before investing in the Portfolio. A Statement of Additional Information, dated January 1, 1996, containing additional information about the Portfolio has been filed with the Securities and Exchange Commission and is incorporated herein by reference. A copy of the Statement of Additional Information may be obtained, without charge, by writing or telephoning the Fund.

  The date of this Prospectus is January 1, 1996.

  <\REDLINE>
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             FEE TABLE

  The following table illustrates all expenses and fees that a shareholder of the Portfolio will incur:

  <REDLINE>

  SHAREHOLDER TRANSACTION EXPENSES

       Sales Load Imposed on Purchases  . . . . . . . . . .  None
       Sales Load Imposed on Reinvested Dividends . . . . .  None
       Deferred Sales Load  . . . . . . . . . . . . . . .    None
       Redemption Fees  . . . . . . . . . . . . . . . . . .  None
       Exchange Fees  . . . . . . . . . . . . . . . . . . .  None
       Monthly Account Fee (for accounts under $500)* . .   $5.00

  ANNUAL FUND OPERATING EXPENSES
    (as a percentage of average net assets)
       Management Fees**  . . . . . . . . . . . . . . . .   0.75%
       12b-1 Fees . . . . . . . . . . . . . . . . . . . . .  None
       Other Expenses***  . . . . . . . . . . . . . . . .   0.50%
       Total Fund Operating Expenses  . . . . . . . . . .   1.25%

  * A charge of $5 per month may be imposed on any account whose average daily balance for the month falls below $500 due to redemptions. See "Transaction Charges."
  ** The management fee is higher than the management fee paid by most other investment companies. See "Management of the Fund."
  ***  Estimated.

  EXAMPLE:

  You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period:

       1 year          3 years       5 years        10 years

         $13             $41            $71            $155

  <\REDLINE>

  The same level of expenses would be incurred if the investment were held throughout the period indicated.

  The purpose of this table is to assist the investor in understanding the various expenses that an investor in the Portfolio will bear directly or indirectly. The five percent assumed annual return is for comparison purposes only. As noted above, the Portfolio charges no redemption fees. The actual annual return may be more or less depending on market conditions. The actual expenses an investor incurs will depend on the amount invested and actual expenses may be greater or less than those shown. For more complete information about the various costs and expenses, see "Management of the Fund" in this Prospectus and "Investment Advisory and Other Services" in the Statement of Additional Information.

  <REDLINE>
                              The Rushmore Fund, Inc.
                                Financial Highlights
                              Rushmore Nova Portfolio
                                      Audited



                                         For the Year Ended August 31,
                                         1995        1994**   1993

   Per Share Operating
   Performance:
    Net Asset Value - Beginning of
                                       $ 0.00       $10.01      $9.46Year. . . . . . . . . . . .
                                        0.310        0.060      0.157Net Investment Income. . . .
    Net Realized and Unrealized
    Gains (Losses)
                                        0.570          ---      0.711  on Securities. . . . . . .
    Net Increase (Decrease) in Net
    Asset Value
                                        0.880        0.060      0.868  Resulting from Operations.
                                          ---          ---     (0.318)Dividends to Shareholders. .
    Distributions to Shareholders
    from Net
                                          ---          ---        ---  Realized Capital Gains. .
    Liquidation of Assets and
    Redemption of
                                          ---      (10.070)       ---  all Outstanding Shares. .
                                       10.000          ---        ---From Share Transactions***.
    Net Increase (Decrease) in Net
                                        10.88       (10.01)      0.55Asset Value. . . . . . . . .

                                       $10.88        $0.00     $10.01Net Asset Value - End of Year

                                         8.80%b       0.90%      9.36%Total Investment Return. . . .

   Ratios to Average Net Assets:
                                         1.25%c       0.90%a     1.36%     Expenses. . . . . . . . .
                                         2.97%c       2.41%      1.56%     Net Investment Income. .

   Supplementary Data:
                                        224.4%         0.0%   1,288.9%Portfolio Turnover Rate****.
    Number of Shares Outstanding
    at End of Year
                                           63            0         47  (000s omitted). . . . . .

    *  Commencement of Operations December 7, 1989.

                              The Rushmore Fund, Inc.
                                Financial Highlights
                              Rushmore Nova Portfolio
                                      Audited



                                       1992          1991           1990*

   Per Share Operating
   Performance:
    Net Asset Value - Beginning of
                                     $10.73           $9.61         $10.00Year. . . . . . . . . . . .
                                      0.186           0.263          0.202Net Investment Income. . . .
    Net Realized and Unrealized
    Gains (Losses)
                                     (1.170)          1.007         (0.589)  on Securities. . . . . . .
    Net Increase (Decrease) in Net
    Asset Value
                                     (0.984)          1.270         (0.387)  Resulting from Operations.
                                     (0.286)         (0.150)        (0.003)Dividends to Shareholders. .
    Distributions to Shareholders
    from Net
                                        ---             ---            ---  Realized Capital Gains. .
    Liquidation of Assets and
    Redemption of
                                        ---             ---            ---  all Outstanding Shares. .
                                        ---             ---            ---From Share Transactions***.

    Net Increase (Decrease) in Net
                                      (1.27)           1.12         (0.39)Asset Value. . . . . . . . .

                                      $9.46          $10.73          $9.61Net Asset Value - End of Year

                                      (7.79)%         13.31%         (3.79)%Total Investment Return. . . .

   Ratios to Average Net Assets:
                                       1.12%          1.13%           1.25%     Expenses. . . . . . . . .
                                       1.88%          2.59%           2.71%     Net Investment Income. .

   Supplementary Data:
                                    2,100.8%       1,088.4%        1,271.8%Portfolio Turnover Rate****.
    Number of Shares Outstanding
    at End of Year
                                      1.471          7,707           3,034  (000's omitted). . . . . .

  *  Commencement of Operations December 7, 1989.

  ** The Rushmore Nova Portfolio was initially intended for money managers attempting to time short-term swings in the stock market and such money managers did utilize the Portfolio for these purposes. These strategies of short-term timing, however, led to exceptionally high portfolio turnover rates (the rates for fiscal 1993, 1992 & 1991 were 1,288.9%,
  2,100.8% and 1,088.4%, respectively). Such high turnover rates led to excessively high shareholder servicing costs and made operation of the Portfolio uneconomical. Because the excess costs were borne by the Adviser and not the shareholders of the Portfolio, continued operation of the Portfolio became unfeasible. In July 1993, the majority of the money manager users of the Portfolio withdrew their shares. In the first quarter of fiscal year 1994, the Board of Directors elected to close the Rushmore Nova Portfolio to new investors and encourage those few remaining investors to move their investments to other alternatives which they did.

  ***During the six months ended February 28, 1995, 62,500 shares were sold at $10.00 per share when the net asset value of the Portfolio was $0.00 thereby resulting in Money Management Associates, the Portfolio s advisor, and other affiliated persons of the Portfolio owning 80% of the Portfolio s shares.

  ****Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.
  The Portfolio may hold investments in options and future contracts which are deemed short-term securities.

  a  Reflects  all fees  paid  for services  provided  during the
  period.   Investment advisory  services were  not provided  for
  part of the period due to investment activity having ceased.

  b Reflects  the total  return for  the period  January 3,  1995 through August 31, 1995. January 3, 1995 represents the first date during fiscal year 1995 that the Portfolio had net assets and shareholders.

  c Annualized.

  The above financial highlights have been audited by Deloitte & Touche LLP, independent certified public accountants, whose report thereon appears in the Fund's 1995 Annual Report to Shareholders for the Nova Portfolio and is incorporated by reference in the Statement of Additional Information. This information should be read in conjunction with the financial statements and related notes thereto included in the Statement of Additional Information. A copy of the Fund's 1995 Annual Report to Shareholders for the Rushmore Nova Portfolio, and further information about the performance of the Portfolio, may be obtained, without charge, by contacting the Fund at

  4922  Fairmont   Avenue,  Bethesda,   Maryland  20814,  or   by
  telephoning the Fund at (800) 343-3355 or (301) 657-1500.

  <\REDLINE>

  MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE

  <REDLINE>

  The Portfolio is structured as  a growth fund.   The Portfolio,
  for the past year, has been invested primarily in cash, and, therefore, under-performed the market averages significantly.

  Shares of the Portfolio currently are not available to the public.

  <\REDLINE>

  PERFORMANCE DATA

  The Portfolio may from time to time include its total return in advertisements or reports to shareholders or prospective shareholders. Quotations of average annual total return for the Portfolio will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Portfolio over a period of at least one, five and ten years (up to the life of the Portfolio). Total return is calculated from two factors: the amount of dividends earned by each Portfolio share and by the increase or decrease in value of the Portfolio's share price.

  Performance information for the Portfolio contained in reports and promotional literature may be compared to various unmanaged indexes, including but not limited to the S&P 500 or the Dow Jones Industrial Average ("DJIA"). Such unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for operating costs and expenses. In addition, the Portfolio's total return may be compared to other mutual funds' performances as published by such organizations as Lipper Analytical Services, Inc., and CDA Investment Technologies, Inc., among others. Performance figures are based on historical results and are not intended to indicate future performance.

                              THE RUSHMORE FUND, INC.
                                   Nova Portfolio
                              Total Return Comparison
  <REDLINE>

  [Graph appears  here showing  the comparison  of change in  the value  of  a  $10,000  investment  in  the  Portfolio  made  on
  December  7,  1989 between  the  Portfolio and  the  Standard &
  Poor's 500 Composite Stock Price Index]
                                        S&P 500     Nova
                                                 Portfolio
                              12/7/89   $10,000    $10,000
                              8/31/90    $9,495     $9,621
                              8/31/91   $12,049    $10,902
                              8/31/92   $13,004    $10,052
                              8/31/93   $14,982    $10,993
                              8/31/94   $15,802    $11,092
                              8/31/95   $19,191    $12,068

  Past performance is not predictive of future performance. The Standard & Poor s 500 Composite Stock Price Index is an
  unmanaged stock index and, unlike the Portfolio, has no management fee or other operating expenses to reduce its reported return. Returns are historical and include changes in principal and reinvested dividends and capital gains. In September 1993, the Portfolio distributed all remaining assets to the Portfolio shareholders and ceased operations; during the six months ended February 28, 1995, 62,500 shares were sold at $10.00 per share when the net asset value of the Portfolio was $0.00. See "Financial Highlights."

                    Average Annual Total Return
                   Period Ending August 31, 1995

                                    One         Since
                                    Year*      Inception

     Rushmore Nova Portfolio        8.80%        3.15%


  *Reflects  the total  return  for the  period  January 3,  1995 through August 31, 1995. January 3, 1995 represents the first date during fiscal year 1995 that the Portfolio had net assets and shareholders.
  <\REDLINE>

  INVESTMENT OBJECTIVE AND POLICIES

  General

  The  objective of  the  Rushmore Nova  Portfolio is  to provide total  returns  over  time  that  are  superior  to  the market average as measured by the S&P 500. Total return is the realized or unrealized appreciation or depreciation in net asset value plus income or capital gain distribution received. Current income is not an objective of the Portfolio. There can be no assurance the Portfolio will achieve its objective. In its attempt to achieve its objective, the Portfolio may invest in shares of individual stock, in futures contracts on stock indexes and options thereupon, and in options on stock indexes. At any time, the Portfolio may invest any portion of its assets in any one of these types of investments (subject to the limitations described below). The Portfolio also may
  borrow  funds  for  the  purchase   of  securities,  invest  in
  repurchase agreements secured by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and engage in short sales if, at the time of the short sale, the Portfolio owns or has the right to acquire an equal amount of the security being sold at no additional cost ("selling against the box").

  Stocks

  The Portfolio may invest in individual stocks among the one hundred stocks listed on the NYSE with the greatest market value. In addition, the Portfolio may invest part or all of its assets in stocks listed on the NASDAQ-100. The NASDAQ-100 is composed of one hundred of the largest non-financial stocks in terms of market value traded on the NASDAQ TM national over-
  the-counter-market.   The terms "NASDAQ-100"  and "NASDAQ"  are
  trademarks and  service marks  of the  National Association  of
  Securities  Dealers,  Inc.  (the "NASD").    The  Portfolio  is
  neither sponsored by nor affiliated with NASDAQ's sponsor, NASDAQ, Inc., a subsidiary of the NASD.

  <REDLINE>

  In selecting individual securities for investment by the Portfolio, the Portfolio's investment advisor, Money Management Associates (the "Adviser"), will rely primarily on technical market factors rather than fundamental analysis. Technical selection techniques rely on the analysis of such factors as historical price trends, trading volume, short interest, over-bought/over-sold indicators, and other quantifiable factors. Technical selection techniques are essentially short-term trading strategies and may generate significant portfolio turnover (see "Portfolio Turnover"). By utilizing such strategies, the Adviser attempts to outperform the broader market averages, although there can be no assurance that this strategy will be successful.

  <\REDLINE>

  Futures Contracts on Stock Indexes and Options Thereupon

  The Portfolio may purchase and write (sell) stock index futures contracts. The Portfolio may enter into such futures contracts provided that not more than 5% of its assets are required as a futures contract deposit.

  The Portfolio may use index futures as a substitute for a comparable market position in the underlying securities or for hedging purposes. A stock index futures contract obligates the seller to deliver (and the purchaser to take delivery of) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indexes that are permitted investments, the Portfolio intends to purchase and sell futures contracts on the stock index for which the Portfolio can obtain the best price with consideration also given to liquidity. The Portfolio may trade  such interests  in  stock  index futures  contracts  and options thereupon in a manner solely incidental to its securities trading activities.

  <REDLINE>

  The Portfolio also may purchase put and call options on stock index futures contracts, which options give the Portfolio the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. The Portfolio also may write (sell) put and call options on stock index futures contracts. The Portfolio receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the Portfolio the underlying futures contract for a specified price upon exercise at any time during the option period. The Portfolio also may engage in related closing transactions with respect to options on stock index futures. The Portfolio will purchase or write options only on futures contracts that are traded on a United States exchange or board of trade. Whether the Portfolio realizes a gain or loss from futures activities depends generally upon movements in the level of stock prices in the stock market and the Adviser's ability to predict correctly the direction of stock prices, interest rates, and other economic factors. In contrast to a long position, where the Portfolio's loss from the position cannot exceed the cost of that position, the extent of the Portfolio's loss from investing in futures transactions is potentially unlimited.

  <\REDLINE>

  The Portfolio may purchase and sell stock index futures contracts and options on stock index futures contracts to the extent that such activities would be consistent with the requirements of Section 4.5 of the regulations under the Commodity Exchange Act promulgated by the Commodity Futures Trading Commission (the "CFTC Regulations"), under which the Portfolio would be excluded from the definition of a "commodity pool operator." Under Section 4.5 of the CFTC Regulations, the Portfolio may engage in futures transactions, either for "bona fide hedging" purposes, as this term is defined in the CFTC Regulations, or for non-hedging purposes to the extent that the aggregate initial margins and premiums required to establish such non-hedging positions do not exceed 5% of the liquidation value of the Portfolio's portfolio. In the case of an option on futures contracts that is "in-the-money" at the time of purchase (i.e., the amount by which the exercise price of the put option exceeds the current market value of the underlying security or the amount by which the current market value of the underlying security exceeds the exercise price of the call option), the in-the-money amount may be excluded in calculating this 5% limitation.

  When purchasing or selling a stock index futures contract, or selling an option on a stock index futures contract, the Portfolio covers its position. To cover its position, the Portfolio may maintain with its custodian bank (and mark-to-market on a daily basis) a segregated account consisting of cash or U.S. Government securities or repurchase agreements secured by U.S. Government securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position. The Portfolio may cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract held by the Portfolio. The Portfolio may cover its short position in a futures contract by owning the instruments underlying the futures contract (or instruments the prices of which are expected to move relatively consistently with the instruments underlying the futures contract). The Portfolio may cover its sale of a call option on a futures contract by taking a long position on the underlying futures contract at a price no higher than the strike price of the call option or, if lower, the Portfolio maintains in a segregated account cash or liquid high-grade debt securities equal in value to the difference between the two strike prices. The Portfolio may also cover its sale of a put option on a futures contract by taking a short position on the underlying instruments at the same or higher price than the strike price of the put option, or by purchasing a put option, if the strike price of the purchased put option is the same as or higher than the strike price of the put option sold by the Portfolio.

  There are certain risks associated with the use of futures contracts and options. Although the Portfolio intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Portfolio to substantial losses. If trading is not possible, or the Portfolio determines not to close a futures position in anticipation of adverse price movements, the Portfolio will be required to make daily cash payments of variation margin. The risk that the Portfolio will be unable to closeout a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

  Index Options Transactions

  The  Portfolio  may purchase  and  write  (sell)  put and  call options on stock indexes listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing the Portfolio's investment objective or for the purpose of hedging its portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index.

  Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of an option. The amount of cash received will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received, to make delivery of this amount.

  Some stock index options are based on a broad market index such as the S&P 500, the NYSE Composite Index, the American Stock Exchange Major Market Index or on a narrower index such as the Philadelphia Stock Exchange Over-The-Counter Index. A stock index fluctuates with changes in the market values of the stocks included in the index. Options are currently traded on the Chicago Board Options Exchange, the American Stock Exchange, and other exchanges ("Exchanges"). The underlying value of the securities comprising the index options purchased or sold will not exceed 10% of the Portfolio's assets. In addition, over-the-counter index options, purchased over-the-counter options, and the cover for written over-the-counter options will be subject to the Portfolio's 10% limitation on investment in illiquid securities. See "Illiquid Securities."

  <REDLINE>

  Each of the Exchanges has established limitations governing the maximum number of call or put options on the same index which may be bought or written (sold) by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different Exchanges or are held or written on one or more amounts or through one or more brokers). Option positions of all investment companies advised by the Adviser are combined for purposes of these limits. An Exchange may order liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of listed options which the Portfolio may buy or sell; however, the Adviser intends to comply with all limitations.

  <\REDLINE>

  Index options are subject to risks including the risk of imperfect correlation between the option price and the value of the underlying securities comprising the index and the risk that there might not be a liquid secondary market for the option. The Portfolio will not enter into an option position (covered call) that exposes the Portfolio to an obligation to another party, unless the Portfolio either (i) owns an offsetting position in securities or other options and/or (ii) maintains with its custodian bank (and marks-to-market on a daily basis) a segregated account consisting of cash, U.S. Government securities, or other liquid high-grade debt securities that, when added to the premiums deposited with respect to the option, are equal to the market value of the underlying stock index not otherwise covered.

  <REDLINE>

  The Adviser intends to utilize index options as leverage for the Portfolio's net asset value. If the Adviser is correct in its assessment of the future direction of stock prices, the Portfolio share price will be enhanced. However, if the Adviser has taken a position in options and stock prices move in a direction contrary to the Adviser's forecast, the Portfolio would incur greater loss than the Portfolio would have incurred without the options position.

  <\REDLINE>

  Borrowing

  The Portfolio may borrow money, including borrowing for investment purposes. Borrowing for investment, known as leverage, is a speculative technique which increases investment risk, but also increases investment opportunity.
  Since   substantially  all  of   the  Portfolio's  assets  will
  fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the Portfolio will tend to increase more when its portfolio assets increase in value and decrease more when its portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Portfolio might have to sell portfolio securities to meet interest or principal payments at a time investment considerations would not favor such sales. The Portfolio intends to use leverage during periods when the Adviser believes the opportunities for gains are potentially greater than the risks of loss.

  As a matter of fundamental policy, the Portfolio must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Portfolio's assets should fail to meet this 300% coverage test, the Portfolio, within three days (not including Sundays and holidays), will reduce the amount of the Portfolio's borrowing to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of the Portfolio's portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantages to do so. The Portfolio will borrow only from banks, and only to the extent that it meets the 300% coverage test described above. The Portfolio may also borrow up to 5% of its net assets as a temporary measure for extraordinary or emergency purposes.

  Repurchase Agreements

  <REDLINE>

  In order to effectively utilize cash reserves kept for liquidity, the Portfolio may invest in repurchase agreements secured by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Under a repurchase agreement, the Portfolio purchases a security and simultaneously agrees to sell it back to the seller at an agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate. The

  Portfolio will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers of U.S. Government securities. The Adviser will monitor the creditworthiness of the firms which are parties to repurchase agreements with the Portfolio. In the event of a default or bankruptcy by the seller, the Portfolio will liquidate those securities (whose market value, including accrued interest, must be at least equal to 100% of the dollar amount invested by the Portfolio in each repurchase agreement) held under the applicable repurchase agreement, which securities constitute collateral for the seller's obligations to pay. However, liquidation could involve costs or delays and, to the extent proceeds from the sales of these securities were less than the agreed-upon repurchase price, the Portfolio would suffer a loss. The Portfolio also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Portfolio expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the Portfolio to treat repurchase agreements that do not mature within seven days as illiquid for the purpose of the Portfolio's investment
  policies.    Up  to  10%  of  the  Portfolio's  assets  may  be
  maintained   in  short-term  investments   such  as  repurchase
  agreements.

  <\REDLINE>

  Short Sales

  The Portfolio may engage in short sales if, at the time of the short sale, the Portfolio owns or has the right to acquire an equal amount of the security being sold at no additional cost ("selling against the box"). The Portfolio may sell against the box when the Portfolio wants to sell the security the Portfolio owns at a current attractive price, but also wishes to defer recognition of a gain or loss for Federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the U.S. Internal Revenue Code of 1986, as amended (the "Code").

  Illiquid Securities

  While the Portfolio does not anticipate doing so, the Portfolio may purchase illiquid securities, including securities that are not readily marketable. The Portfolio will not invest more than 10% of the Portfolio's net assets in illiquid securities. The Portfolio will adhere to a more restrictive limitation on the Portfolio's investment in illiquid securities as required by the securities laws of those jurisdictions where the shares of the Portfolio are registered for sale.

  PORTFOLIO TURNOVER AND EXECUTION

  It is the policy of the Fund to permit investors in the Portfolio to exchange their shares of the Portfolio for shares in other series of the Fund and for shares in any money market fund in the Rushmore Group pursuant to the Fund's exchange policy (see "Exchanges"). This policy offers investors great flexibility to capitalize on short-term savings in the equity markets, but also may cause the Portfolio to experience higher portfolio turnover than would normally occur without such exchanges. In addition, the use of technical selection techniques for portfolio investments could result in higher portfolio turnover than would occur with traditional fundamental selection techniques. Portfolio turnover rate is defined as the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Pursuant to the formula prescribed by the Securities and
  Exchange Commission, the portfolio turnover rate for the Portfolio is calculated without regard to securities, including options and futures contracts, having a maturity of less than one year. The Portfolio typically holds a significant portion of its investments in short-term options and futures contracts, which, therefore, are excluded for purposes of computing portfolio turnover.

  <REDLINE>

  Because the Portfolio's portfolio turnover rate to a great extent will depend on the subscription, redemption, and exchange activity of the Portfolio's investors, it is very difficult to estimate what the Portfolio's actual turnover rate generally will be. The Portfolio estimates, however, that its annual portfolio turnover rate generally will not exceed 200%. This portfolio turnover will tend to increase the realization by the Portfolio of gains (or losses) on securities that have been held by the Portfolio for less than three months. Any such realized gains on securities that have been held by the Portfolio for less than three months, and other factors related to large cash flows into and out of the Portfolio, will increase the risk that, in any given year, the Portfolio may fail to qualify as a regulated investment company under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the "Code") (see "Taxes"). If the
  Portfolio should so fail to qualify under the Code, the Portfolio's net investment income and capital gain net income would become subject to Federal income tax at corporate rates. The imposition of such taxes would directly reduce the return to an investor from an investment in the Portfolio. For the fiscal years ended August 31, 1995, 1994, and 1993, the portfolio turnover rates for the Portfolio were 224.4%, 0.0%, and 1,288.9%, respectively.

  The Adviser determines which securities to purchase and sell for the Portfolio, selects brokers and dealers to effect the transactions, and negotiates and pays any and all commissions. The Adviser expects that securities purchased by the Portfolio will usually be traded on a "principal" rather than on an "agency" basis. This means that the broker-dealer (a securities firm or a bank) is buying and selling securities for its own account rather than as an agent for another client. The broker-dealer's profit, if any, is the difference between  its  purchase  price  and  the  sales  price  for  the securities, known as a "spread." In placing orders for portfolio transactions, the Adviser's policy is to obtain the most favorable price and efficient execution available. Brokerage commissions are normally paid on exchange-traded securities transactions and on options and futures transactions. In order to obtain the brokerage and research services described below, a higher commission may sometimes be paid. Such higher commissions are not applicable to principal transactions where the dealers act without a stated commission. The ability to receive research services may, however, be a factor in the selection of one dealer acting as a principal over another.

  When selecting broker-dealers to execute portfolio transactions, the Adviser considers many factors including the rate of commission or size of the broker-dealer's "spread," the size and difficulty of the order, the nature of the market for the security, the willingness of the broker-dealer to position, the reliability, financial condition, general execution and operational capabilities of the broker-dealer, and the research, statistical and economic data furnished by the broker-dealer to the Adviser. The Adviser uses these services in connection with all its investment activities, including other investment accounts it advises. Conversely, brokers or dealers which supply research may be selected for execution of transactions for such other accounts, while the data may be used by the Adviser in providing investment advisory services to the Portfolio. For additional information concerning the execution of portfolio transactions, see "Portfolio Transactions and Brokerage" in the Statement of Additional Information.

  <\REDLINE>
  HOW TO INVEST IN THE PORTFOLIO

  The  minimum initial  investment in  the  Portfolio is  $2,500.
  Retirement accounts may be opened with a $500 minimum investment. The shares of the Portfolio are offered at the daily public offering price which is the net asset value per share (See "Net Asset Value") next computed after receipt of your order. There is no minimum amount for subsequent investments in the Portfolio. All accounts will be held in book-entry form. NO CERTIFICATES FOR SHARES WILL BE ISSUED. The Portfolio reserves the right to reject any purchase order. Foreign checks will not be accepted.

  Investment in the Portfolio can be made directly with the Fund or through third parties such as broker-dealers, banks or other financial institutions that purchase securities for their customers. Such third parties may charge their customers a fee in connection with services offered to customers. When shares are purchased through third parties, the third party, rather than the customer, may be the shareholder of record of the shares. Investors who do not wish to receive the services of a third party may invest directly with the Fund without charge by mail or by bank wire, as described below. Certain third party organizations may receive compensation from the Fund, the Portfolio's transfer agent, or Money Management Associates for the shareholder accounting services these organizations provide.

  By Mail: Fill out an application and make your check payable to "The Rushmore Fund, Inc." Mail the check along with the application to:

     The Rushmore Fund, Inc.
     4922 Fairmont Avenue
     Bethesda, Maryland  20814

  By Bank Wire:  Request a wire transfer to:

     Rushmore Trust and Savings, FSB
     Bethesda, Maryland
     Routing Number 0550-71084
     For Account of:
     The Rushmore Fund, Inc.
     Account Number  029-385-770

  <REDLINE>

  After instructing your bank to transfer money by wire, you must call the Fund at (800) 622-1386 or (301) 657-1510 and tell us the amount you transferred and the name of the bank sending the transfer. Your bank may charge a fee for such services. It is important that you telephone one half hour before the close of the New York Stock Exchange for a purchase order to be effective in the Portfolio. If the purchase is canceled because your wire transfer is not received, you may be liable for any loss the Portfolio may incur.

  <\REDLINE>

  Shares of the Portfolio are sold at a price based on the net asset value next calculated after receipt of a purchase order in good form. If a purchase order is received by the Fund at or prior to the close of regular trading on the NYSE (normally 4:00 P.M., Eastern time) on any business day, the purchase of Portfolio shares is executed at the offering price determined as of the closing time that day. If the purchase order is received after the close of regular trading on the NYSE, the purchase of Portfolio shares will be effected on the next business day. When purchases are made by check, the Portfolio may hold the proceeds of redemptions until the Portfolio's transfer agent is reasonably satisfied that the purchase payment in Federal funds has been collected (which can take up to ten business days or until the check clears, whichever occurs first). Delays in receiving redemption proceeds may be avoided by purchasing shares with a certified check.


  HOW TO REDEEM AN INVESTMENT (WITHDRAWALS)

  <REDLINE>

  On any day the Portfolio is open for business, an investor may withdraw all or any portion of his investment by redeeming shares at the next determined net asset value per share after receipt of the order by writing the Fund or by telephoning the Fund at (800) 622-1386 or (301) 657-1510 between 8:30 A.M. and
  4:00 P.M., Eastern time.

  <\REDLINE>

  Telephone redemptions will only be sent to the address of record or to bank accounts specified in the account application. When acting on instructions believed to be genuine, the Fund will not be liable for any loss resulting from a fraudulent telephone redemption request and the investor would bear the risk of any such loss. The Fund will employ reasonable procedures to confirm that redemption instructions communicated by telephone are genuine; and if the Fund does not employ such procedures, then the Fund may be liable for any losses due to unauthorized or fraudulent instructions. The Fund follows specific procedures for transactions initiated by telephone, including among others, requiring some form of personal identification prior to acting on instruction received by telephone, providing written confirmation not later than five business days after the transaction, and/or tape-recording of telephone transactions.

  The proceeds of redemptions will be sent directly to the investor's address of record. If the investor requests payment of redemptions to a third party or to a location other than his address of record listed on the account application, the request must be in writing and the investor's signature must be guaranteed by an eligible institution. Eligible institutions generally include banking institutions, securities exchanges, associations, agencies or broker/dealers, and "STAMP" program participants. There are no fees charged for redemptions.

  The Portfolio will redeem its shares at a redemption price equal to the net asset value of the shares as next computed following the receipt of a request for redemption. There is no redemption charge. Payment for the redemption price will be made within seven days after the Fund's receipt of the request for redemption. For investments that have been made by check, payment on withdrawal requests may be delayed for up to ten business days or until the check clears, whichever occurs first. This delay is necessary to assure the Fund that investments made by checks are good funds. The proceeds of the redemption will be forwarded promptly upon confirmation of receipt of good funds.

  The right of redemption may also be suspended, or the date of payment postponed, either: (a) for any period during which the NYSE is closed (other than customary weekend or holiday closings); or (b) when trading on the NYSE is restricted, or an emergency exists, as determined by the Securities and Exchange Commission, so that disposal of the Portfolio's investments for determination of net asset value is not reasonably practicable; or (c) for such other periods as the Commission, by order, may permit for protection of the Portfolio's investors. Investors should also be aware that telephone redemptions or exchanges may be difficult to implement in a timely manner during periods of drastic economic or market changes. If such conditions occur, redemption or exchange orders can be made by mail. Because of the administrative expense of handling small accounts, the Fund reserves the right to involuntarily redeem an investor's account which falls below $500 in value due to redemptions or exchanges after providing 60 days written notice.


  EXCHANGES

  The Portfolio's shares may be exchanged, without cost, for shares of Fund for Government Investors, Inc., Fund for Tax-Free Investors, Inc., and American Gas Index Fund, Inc., and for shares of any series of The Rushmore Fund, Inc. and the Cappiello-Rushmore Trust, upon receipt by the Fund of the order at the respective net asset values next computed of the shares involved. Exchanges between the Portfolio and the above funds may be made by telephone or letter. (See also "How to Invest in the Portfolio" and "How to Redeem an Investment.") Written requests should be sent to The

  Rushmore Fund, Inc. 4922 Fairmont Avenue, Bethesda, Maryland 20814 and be signed by the record owner or owners. Telephone exchange requests may be made by calling the Fund at (800) 622-1386 or (301) 657-1510 between 8:30 A.M. and 4:00 P.M.,
  Eastern time. Exchanges will be effected at respective net asset values of the shares involved as next determined after receipt of the exchange request. To implement an exchange, shareholders should provide the following information: account registration including address and number; taxpayer identification number; percentage or dollar value of shares to be redeemed; and name and account number of the fund to which the investment is to be transferred. Exchanges may be made only if they are between identically registered accounts. Shareholders contemplating such an exchange should obtain and review the prospectuses of those funds. The exchange privilege is available only in states where the exchange may legally be made. Telephone exchange privileges may be terminated or modified by the Fund upon 60 days notice to all shareholders of the Fund.

  <REDLINE>
  <\REDLINE>

  TRANSACTION CHARGES

  <REDLINE>

  In addition to charges described elsewhere in this Prospectus, the Fund may impose a charge of $5 per month for any account whose average daily balance is below $500 due to redemptions. The fee will continue to be imposed during months when the account balance remains below $500. The fee will be imposed on the last business day of the month. This fee will be paid to Rushmore Trust and Savings, FSB. The fee will not be imposed on tax-sheltered retirement plans or accounts established under the Uniform Gifts or Transfers to Minors Act. In addition to charges described elsewhere in this Prospectus, the Fund may also make a charge of $10 for items returned for insufficient or uncollectible funds.

  <\REDLINE>


  TAX-SHELTERED RETIREMENT PLANS

  Tax-sheltered retirement plans of the following types will be available to investors:

     Individual Retirement Accounts (IRAs)
     Defined Contribution Plans
        (Profit-Sharing Plans)
     Money Purchase Plans (Pension Plans)

     Internal Revenue Code
        Section 401(k) Plans
     Internal Revenue Code
        Section 403(b) Plans

  Additional  information   regarding  these   accounts  may   be
  obtained by contacting the Fund.

  DIVIDENDS AND DISTRIBUTIONS

  The Portfolio intends to distribute any net investment income and net realized capital gains to shareholders in December of each year. Your income dividends and capital gains distributions will be automatically reinvested in additional shares of the Portfolio at net asset value calculated on the ex-dividend date unless you have requested otherwise from the Fund in writing. Dividends and distributions are taxable to shareholders, as discussed below, whether they are reinvested in shares of the Portfolio or received in cash. Statements of account will be sent to shareholders at least quarterly.


  NET ASSET VALUE

  <REDLINE>

  The   net  asset  value  of  the  Portfolio's  shares  will  be
  determined daily as of 4:00 P.M., Eastern time, except on customary national business holidays which result in the closing of the NYSE, and weekends. The net asset value per
  share  is   calculated  by  adding  the   total  value  of  all
  securities held by the Portfolio plus cash and accrued interest minus liabilities, including accrued expenses, and then dividing this amount by the total number of shares outstanding at such time, rounded to the nearest cent. Listed securities will be valued at the last sales price on the NYSE and other major exchanges. Options and futures contracts will be valued 15 minutes after the 4:00 P.M., Eastern time, close of trading on the NYSE. Options purchased by the Portfolio generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued; a settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter securities will be valued at the last sales price. Illiquid securities, securities for which reliable market quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Board of Directors, which procedures may include the delegation of certain responsibilities regarding valuation to the Adviser or the officers of the Fund. The officers of the Fund report, as necessary, to the directors of the Fund regarding portfolio valuation determinations.

  <\REDLINE>

  The Board of Directors, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the Portfolio's investments are valued at fair value.


  TAXES

  The Portfolio will seek to qualify for treatment as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code. If the Portfolio qualifies as a RIC, the Portfolio will not be liable for Federal income taxes to the extent its earnings are distributed within the time periods specified in the Code. To qualify as a RIC under the Code, the Portfolio must satisfy certain requirements, including the requirement that the Portfolio receive at least 90% of its gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to the Portfolio's investments in stock, securities, and foreign currencies (the "90% Test"), and that the Portfolio derive less than 30% of the Portfolio's gross income from the sale or other disposition of any of the following instruments which was held less than three months (the "30% Test"): (i) stock or securities; (ii)  options,  futures, or  forward contracts;  or
  (iii) foreign currencies (or options, futures, or forward contracts on such foreign currencies). Provided that the Portfolio (i) is a RIC and (ii) distributes at least 98% of the Portfolio's net investment income (including, for this purpose, net realized short-term capital gains), the Portfolio will not be liable for Federal income taxes to the extent the Portfolio's net investment income and the Portfolio's net realized long- and short-term capital gains, if any, are distributed to the shareholders of the Portfolio.

  The larger the volume of redemptions or exchanges of Portfolio shares the more difficult it will be for the Portfolio to satisfy the 30% Test. To minimize the risk of failing the 30% Test, the Portfolio intends to satisfy obligations in connection with redemptions and exchanges first by using available cash or borrowing facilities and by selling securities that have been held for at least three months or as to which there will be a loss or the smallest gain. If the Portfolio also must sell securities that have been held for less than three months, then, to the extent possible, the Portfolio will seek to conduct such sales in a manner that will allow such sales to qualify for a special provision in the Code that excludes from the 30% Test any gains resulting from sales made as a result of "abnormal redemptions."

  Notwithstanding these actions, there can be no assurance that the Portfolio will be able to satisfy the 30% Test. For additional information concerning this special Code provision, see "Dividends, Distributions, and Taxes" in the Statement of Additional Information. The Portfolio qualified for the last three years for treatment as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code.

  Dividends paid by the Portfolio are taxable to shareholders whether such dividends and distributions are reinvested in shares of the Portfolio or are received in cash. Under current law, dividends derived from interest and dividends received by the Portfolio, together with distributions of any short-term capital gains, are taxable to the shareholders as ordinary income at rates of up to 39.6%.

  Under current law, distributions of net long-term gains, if any, realized by the Portfolio and designated as capital gains distributions will be made annually and will be taxed to shareholders as long-term capital gains regardless of the length of time the shares have been held. Currently, long-term capital gains are taxed at a maximum rate of 28%. Statements as to the Federal tax status of shareholders' dividends and distributions will be mailed annually. Shareholders should consult their tax advisers concerning the tax status of the Portfolio's dividends in their own states and localities.

  Shareholders are required by law to certify that their tax identification number is correct and that they are not subject to back-up withholding. In the absence of this certification, the Fund is required to withhold taxes at the rate of 31% on dividends, capital gains distributions, and redemptions. Shareholders who are non-resident aliens may be subject to a withholding tax on dividends earned.

  Ordinary dividends paid to corporate or individual residents of foreign countries are subject to a 30% withholding tax. The rate of withholding tax may be reduced if the United States has an income tax treaty with the foreign country where the recipient resides. Capital gains distributions received by foreign investors should, in most cases, be exempt from U.S. tax. A foreign investor will have to provide the Fund with any required documentation in order for the Fund to apply a reduced rate or exemption from U.S. withholding tax.


  ORGANIZATION AND DESCRIPTION OF COMMON STOCK

  <REDLINE>

  The Portfolio is an open-end, non-diversified series of the Fund, a registered investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund was incorporated in Maryland on July 24, 1985 and has a present authorized capital of 1,000,000,000 shares of $.001 par value common stock, which may be issued in more than one class. Currently, the Fund has issued shares of three separate classes: the Rushmore Nova Portfolio, the Rushmore U.S. Government Bond Portfolio, and the Rushmore Money Market Portfolio. Other separate classes may be added in the future.

  All shares of the Portfolio are freely transferable. The shares do not have preemptive rights, and none of the shares has any preference to conversion, exchange, dividends, retirements, liquidation, redemption or any other feature. Fund shares have equal voting rights, except that, in a matter affecting a particular series of the Fund, only shares of that series may be entitled to vote on that matter. Because the shares have non-cumulative voting rights, the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors, if they choose to do so. In such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any directors.
  Shareholder  inquiries can  be made  by  telephone ((800)  343-
  3355)  or by  mail (4922  Fairmont  Avenue, Bethesda,  Maryland
  20814).

  Under Maryland Corporate law, a registered investment company is not required to hold an annual shareholders' meeting if the 1940 Act does not require a meeting. The 1940 Act does require a meeting if the following actions are necessary: ratification of the selection of independent public accountants, approval of the investment advisory agreement, election of the board of directors, or approval of the appointment of directors to board vacancies when such vacancies cause less than two-thirds of the board to have been elected. Under the 1940 Act, shareholders have the right to remove directors and, if holders of 10% of the outstanding shares request in writing, a shareholders' meeting must be called. As of the date of this Prospectus, officers and directors of the Fund owned 58.3% of the Portfolio.

  <\REDLINE>

  The Portfolio's classification as a "non-diversified" investment company means that the proportion of the Portfolio's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. However, the Portfolio intends to seek to qualify as a RIC for purposes of the Code, which requires that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Portfolio's total assets (a diversified investment company would be so limited with respect to 75% of such market value) be invested in cash, U.S. Government securities, the securities of other RICs, and other securities, with such securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Portfolio's total assets and 10% of the outstanding voting securities of any one issuer, and (ii) not more than 25% of the value of the Portfolio's total assets be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other RICs).


  MANAGEMENT OF THE FUND

  Investment Adviser and Administrative Servicing Agent

  <REDLINE>

  The investment adviser of the Fund is Money Management Associates, 1001 Grand Isle Way, Palm Beach Gardens, Florida 33418 (the "Adviser"). Subject to the general supervision of the Board of Directors of the Fund, the Adviser renders investment advice and is responsible for the overall management of the Fund's business affairs. Daniel L. O'Connor, the Chairman of the Board of Directors and President and Treasurer of the Fund, and the sole General Partner and the Chief Operating Officer of the Adviser, is the portfolio manager of the Portfolio and as such has primary responsibility for overseeing the Portfolio's investments. Mr. O'Connor has been involved in the mutual fund business for more than twenty years. In 1973, Mr. O'Connor formed Money Management Associates, a Washington, D.C. limited partnership and registered investment adviser. Mr. O'Connor has served as the General Partner of the Adviser since the Adviser's founding. Prior to establishing the Adviser, Mr. O'Connor was an assistant treasurer for the Federal National Mortgage Association in Washington, D.C. Mr. O'Connor received his bachelor's degree in accounting from Spring Hill College in Mobile, Alabama in 1964.

  Daniel L.  O'Connor and  John E.  Herzog may  be considered  to
  "control"  the   Portfolio  by   virtue  of   their  respective
  ownership of 58% and 33% of the Portfolio's shares.

  The Adviser currently is the investment adviser of four registered investment companies, including The Rushmore Fund, Inc., which was established in 1985 and currently is comprised of two series in addition to the Portfolio, including a money market portfolio and a U.S. Government bond portfolio. The Adviser also advises: Fund for Government Investors, Inc., a money market fund established in 1975 that invests only in U.S. Treasury securities; Fund for Tax-Free Investors, Inc., which was established in 1983 and currently consists of three series, each of which invests primarily in securities the interest on which is exempt either from federal income tax or from state income tax; and American Gas Index Fund, Inc., a common stock index fund established in 1989 that seeks to provide investment results that correlate to those of an index comprising the common stocks of natural gas distribution and transmission company members of the American Gas Association. As of August 31, 1995, total assets under the Adviser's management were approximately $950 million.

  Under an Investment Advisory Agreement between the Fund and the Adviser, the Portfolio pays the Adviser a fee at an annual rate based on 0.75% of the net assets of the Portfolio. The management fee is higher than that charged for many mutual funds. The Adviser manages the investment and reinvestment of the assets of the portfolios of the Fund and administers the affairs of the Fund, subject to the control of the officers and the Board of Directors of the Fund. The Adviser bears all costs associated with providing these services and the fees and expenses of the directors of the Fund who are affiliated persons of the Adviser. For additional information concerning the Adviser and the Investment Advisory Agreement, see "Management of the Fund" in the Statement of Additional Information.

  Under a Service Agreement between the Fund and Rushmore Trust and Savings, FSB ("RTS"), 4922 Fairmont Avenue, Bethesda, Maryland 20814, a majority-owned subsidiary of the Adviser, RTS provides transfer agency, dividend-disbursing, and administrative services to the Fund. Under the Service Agreement with RTS, which has been approved by the Board of Directors, RTS receives an annual fee of 0.50% of the average daily net assets of the Portfolio for these services. RTS pays all fees and expenses that are directly related to the services provided by RTS to the Fund. For additional information concerning RTS and the Service Agreement, see "Management of the Fund" in the Statement of Additional Information.

  Officers and Directors

  The Fund has a Board of Directors which  is responsible for the
  general supervision  of the  Fund's business.   The  day-to-day
  operations of the Fund are the responsibility of the Fund's officers.

  <\REDLINE>

                      THE RUSHMORE FUND, INC.

                      RUSHMORE NOVA PORTFOLIO

                             PROSPECTUS

  <REDLINE>
                          January 1, 1996
  <\REDLINE>

                         Table of Contents

                                                             Page

  Fee Table . . . . . . . . . . . . . . . . . . . . . . . . . .

  Financial Highlights  . . . . . . . . . . . . . . . . . . . .

  Management's Discussion of Portfolio Performance  . . . . . .

  Performance Data  . . . . . . . . . . . . . . . . . . . . . .

  Investment Objective and Policies . . . . . . . . . . . . . .

  Portfolio Turnover and Execution  . . . . . . . . . . . . . .

  How to Invest in the Portfolio  . . . . . . . . . . . . . . .

  How to Redeem an Investment (Withdrawals) . . . . . . . . . .

  Exchanges . . . . . . . . . . . . . . . . . . . . . . . . . .

  <REDLINE>
  <\REDLINE>

  Transaction Charges . . . . . . . . . . . . . . . . . . . . .

  Tax-Sheltered Retirement Plans  . . . . . . . . . . . . . . .

  Dividends and Distributions . . . . . . . . . . . . . . . . .

  Net Asset Value . . . . . . . . . . . . . . . . . . . . . . .

  Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . .

  Organization and Description of Common Stock  . . . . . . . .

  Management of the Fund  . . . . . . . . . . . . . . . . . . .

  <REDLINE>

              RUSHMORE U.S. GOVERNMENT BOND PORTFOLIO

  <\REDLINE>

                      THE RUSHMORE FUND, INC.
                        4922 Fairmont Avenue
                     Bethesda, Maryland  20814
                           (800) 343-3355
                           (301) 657-1500
  <REDLINE>

              RUSHMORE U.S. GOVERNMENT BOND PORTFOLIO


                 INVESTMENT OBJECTIVE AND POLICIES

  The Rushmore U.S. Government Bond Portfolio (the "Portfolio") is one of a series of portfolios in The Rushmore Fund, Inc. (the "Fund"), an open-end management investment company. The objective of the Portfolio is to provide investors with maximum current income to the extent that such investment is consistent with safety of principal. In attempting to achieve its objective, the Portfolio invests principally in the current thirty-year U.S. Treasury bond and in other U.S. Government securities with maturities of ten years or more.

  The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency.


                       ADDITIONAL INFORMATION

  Investors should read this Prospectus and retain it for future reference. It is designed to set forth concisely the information an investor should know before investing in the Portfolio. A Statement of Additional Information, dated January 1, 1996, containing additional information about the Fund and the Portfolio has been filed with the Securities and Exchange Commission and is incorporated herein by reference. A copy of the Statement of Additional Information may be obtained, without charge, by writing or telephoning the Fund.

  The date of this Prospectus is January 1, 1996.

  <\REDLINE>

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             FEE TABLE

  The following table illustrates all expenses and fees that a shareholder of the Portfolio will incur:
  <REDLINE>
  SHAREHOLDER TRANSACTION EXPENSES

        Sales Load Imposed on Purchases  . . . . . . . .  None
        Sales Load Imposed on Reinvested Dividends . . .  None
        Deferred Sales Load  . . . . . . . . . . . . . .  None
        Redemption Fees  . . . . . . . . . . . . . . . .  None
        Exchange Fees  . . . . . . . . . . . . . . . . .  None
        Monthly Account Fee (for accounts under $500)* .  $5.00

   ANNUAL FUND OPERATING EXPENSES
     (as a percentage of average net assets)
        Management Fees  . . . . . . . . . . . . . . . .  0.50%
        12b-1 Fees . . . . . . . . . . . . . . . . . . .  None
        Other Expenses** . . . . . . . . . . . . . . . .  0.30%
        Total Fund Operating Expenses  . . . . . . . . .  0.80%
  * A charge of $5 per month may be imposed on any account whose average daily balance for the month falls below $500 due to redemptions. See "Transaction Charges."
  ** Estimated.

  EXAMPLE:

  You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period:

        1 year    3 years    5 years     10 years

          $8        $26        $46         $102

  The same level of expenses would be incurred if the investment were held throughout the period indicated.

  The purpose of this table is to assist the investor in understanding the various expenses that an investor in the Portfolio will bear directly or indirectly. The five percent assumed annual return is for comparison purposes only. As noted above, the Portfolio charges no redemption fees. The actual annual return may be more or less depending on market conditions. The actual expenses an investor incurs will depend on the amount invested and actual expenses may be greater or less than those shown. For more complete information about the various costs and expenses, see "Management of the Fund" in this Prospectus and "Management of the Fund" in the Statement of Additional Information.
  <\REDLINE>

  <REDLINE>
                               The Rushmore Fund, Inc.
                                Financial Highlights
                       Rushmore U.S. Government Bond Portfolio
                                       Audited



                                            For the Year Ended August 31,

                                    1995       1994       1993    1992    1991

   Per Share Operating
   Performance:
    Net Asset Value - Beginning
    of Year  . . . . . . . . . . .  $9.08     $11.55    $10.62 $ 9.97    $ 9.14

    Net Investment Income  . . . .  0.606     0.599      0.650  0.697     0.718
    Net Realized and Unrealized
    Gains (Losses)
      on Securities  . . . . . . .  0.810    (1.880)     1,304  0.649     0.829

    Net Increase (Decrease) in
    Net Asset Value
      Resulting from Operations  .  1.416    (1.281)     1.954  1.346     1.547
    Dividends to Shareholders  . .  (0.606)  (0.602)    (.650) (.696)    (.717)
    Distributions to Shareholders
    from Net
      Realized Capital Gains   . .     ---   (0.583)    (.374)   ---        ---

    Net Increase (Decrease) in
    Net Asset Value  . . . . . . .  0.81      (2.47)      0.93  0.65      0.83

    Net Asset Value - End of Year   $9.89     $9.08     $11.55 $10.62     $9.97

   Total Investment Return . . . .  16.35%   (10.29)%  20.92%  13.97%    17.61%

   Ratios to Average Net Assets:
    Expenses   . . . . . . . . . .  0.80%     0.80%      0.80%  0.80%     0.80%
    Net Investment Income  . . . .  6.75%     5.97%      6.08%  6.80%     7.43%

   Supplementary Data:
    Portfolio Turnover Rate  . . .  63.3%     188.3%    173.6% 298.0%    235.7%
    Number of Shares Outstanding
    at End of Year
      (000s omitted)   . . . . . .  1,658     3,225      2,085  2,148     1,452


                               The Rushmore Fund, Inc.
                                Financial Highlights
                       Rushmore U.S. Government Bond Portfolio
                                 Audited (Continued)

                                           For the Year Ended August 31,

                                       1990     1989      1988   1987    1986*

   Per Share Operating
   Performance:
    Net Asset Value - Beginning
    of Year  . . . . . . . . . .     $ 9.96   $ 8.96    $ 9.19  $ 9.97   $10.00

    Net Investment Income  . . .      0.720    0.742     0.747   0.772   0.614
    Net Realized and Unrealized
    Gains (Losses)
      on Securities  . . . . . .    (0.821)   1.000    (0.230)  (0.779)  (0.031)

    Net Increase (Decrease) in
    Net Asset Value
      Resulting from Operations      (.101)   1.742       .517  (.007)   .583
    Dividends to Shareholders  .     (.719)  (.742)     (.747)  (.773)   (.613)
    Distributions to
    Shareholders from Net
      Realized Capital Gains   .        ---    ---    ---         ---       ---

    Net Increase (Decrease) in
    Net Asset Value  . . . . . .     (0.82)    1.00     (0.23)  (0.78)    (0.03)

    Net Asset Value - End of
    Year   . . . . . . . . . . .     $ 9.14   $ 9.96    $ 8.96  $ 9.19    $ 9.97

   Total Investment Return . . .    (1.24)%   20.17%     5.73%  (0.06)%    6.14%

   Ratios to Average Net Assets:
    Expenses   . . . . . . . . .      0.80%    0.80%     0.83%   0.78%     1.00%
    Net Investment Income  . . .      7.28%    7.73%     8.05%   7.90%     8.83%

   Supplementary Data:
    Portfolio Turnover Rate  . .     400.8%   411.8%    829.0%  226.0%     43.7%
    Number of Shares Outstanding
    at End of Year
      (000s omitted)   . . . . .      1,427    2,603       806   1,175      776




  *  Commencement of Operations December 18, 1985.

  The above financial highlights relating to the Portfolio, for the periods identified, have been audited by Deloitte & Touche
   LLP,  independent certified  public  accountants,  whose report
  thereon  appears   in  the   Fund's  1995   Annual  Report   to
  Shareholders for  the Rushmore  U.S. Government  Bond Portfolio
  and  is   incorporated  by  reference   in  the  Statement   of
  Additional Information.   This  information should  be read  in
  conjunction with the financial statements and related notes thereto included in the Statement of Additional Information. A copy of the Fund's 1995 Annual Report to Shareholders for the Rushmore U.S. Government Bond Portfolio, and further information about the performance of the Portfolio, may be obtained, without charge, by contacting the Fund at 4922 Fairmont Avenue, Bethesda, Maryland 20814, or by telephoning the Fund at (800) 343-3355 or (301) 657-1500.


  <\REDLINE>

  MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE

  <REDLINE>

  In early 1994, the Federal Reserve began what was to be the first of seven interest rate increases between February 1994 and February 1995, with the two most sizable increases of 75 and 50 basis points occurring in November 1994 and February 1995, respectively. Yet, the bear market environment of 1994 did not abate until late in the first quarter of 1995, when the Fed s interest rate increases finally took hold and the economy began to slow. The economic environment turned more favorable for notes and bonds in the second quarter of 1995, but was somewhat tempered by the weakening of the U.S. dollar. Finally in July 1995 the Federal Reserve reduced rates 25 basis points, which marked a turning point for monetary policy from one of restraint to one of accommodation.

  In December 1995, the Federal Reserve reduced rates 25 basic points for the second time during the year. Inflation has been subdued since the last easing in July 1995. Going forward, the environment for notes and bonds is extremely attractive because of the progress against inflation. We look for the economy to accelerate and rates to move lower next year.

  Rushmore U.S. Government Bond Portfolio invests in 10 and 30 year U.S. Treasury securities and strives to earn the highest income possible while maintaining the safety of principal. For the fiscal year ended August 31, 1995, the Portfolio posted a total return of 16.35%.

  <\REDLINE>


  PERFORMANCE DATA

  <REDLINE>

  From time to time, quotations of the Portfolio's "total return" and "yield" may be included in advertisements, sales literature or shareholder reports. Both "total return" and "yield" figures are based on historical earnings and show the performance of a hypothetical investment and are not intended to indicate future performance. The "total return" of the Portfolio refers to return assuming an investment has been held in the Portfolio for one year, five years and for ten years (up to the life of the Portfolio) , the ending date of which will be stated. The "total return" quotations are expressed in terms of average annual compounded rates of return for all periods quoted and assume that all dividends and capital gains distributions were reinvested. The "yield" of the Portfolio refers to net income generated by an investment in the Portfolio over a specified thirty-day period. This income is then "annualized." That is, the amount of income generated by the investment during the thirty-day period is assumed to be generated over a 12-month period and is shown as a percentage of the investment. "Yield" and "total return" for the Portfolio will vary based on changes in market conditions and the level of the Portfolio's expenses.

  The  annualized yield  for the  Rushmore  U.S. Government  Bond
  Portfolio was 6.06% for the year ended August 31, 1995.

  <\REDLINE>

                              THE RUSHMORE FUND, INC.
                           U.S. Government Bond Portfolio
                              Total Return Comparison

  <REDLINE>

  [Graph appears  here showing  the comparison  of change  in the value of $10,000  investment in the Portfolio  made on December
  31,   1985   among   the   Portfolio,   the   Lehman   Brothers
  Intermediate-Gov't Index, and  the Lehman Brothers Long  T-Bond
  Index]

                                       Lehman           Lehman
                 Rushmore              Brothers         Brothers
                 U.S. Gov't            Intermediate-    Long
                 Bond                  Gov't Index      T-Bond

  12/31/85       $10,000               $10,000          $10,000
  8/31/86        $10,614               $11,136          $12,440
  8/31/87        $10,608               $11,341          $11,529
  8/31/88        $11,215               $12,178          $12,458
  8/31/89        $13,478               $13,516          $14,942
  8/31/90        $13,310               $14,615          $15,169
  8/31/91        $15,654               $16,470          $17,981
  8/31/92        $17,841               $18,581          $20,865
  8/31/93        $21,574               $20,194          $25,455
  8/31/94        $19,354               $20,026          $23,829
  8/31/95        $22,518               $21,814          $27,868

  Past performance is not predictive of future performance. The Lehman Brothers Intermediate Gov't Index and Long T-Bond Index are unmanaged indices and, unlike the Portfolio, have no management fee or other operating expenses to reduce their reported return. Returns are historical and include changes in principal and reinvested dividends and capital gains.
  <\REDLINE>
                    Average Annual Total Return
                   Period Ending August 31, 1995
  <REDLINE>

  One Year       Five Years             Since Inception

  16.35%         11.09%                   8.72%
  <\REDLINE>









  INVESTMENT OBJECTIVE AND POLICIES

  <REDLINE>


  General

  The investment objective of the Rushmore U.S. Government Bond Portfolio is to provide investors with maximum current income to the extent that such investment is consistent with safety of principal. In attempting to achieve its objective, the Portfolio invests principally in the current thirty-year U.S. Treasury bond and in other U.S. Government securities with maturities of ten years or more. The Portfolio will invest only in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and in securities and certificates evidencing ownership of future interest and principal payments on the above securities (zero coupons). The Portfolio also may purchase U.S. Government securities  under  repurchase  agreements  and  may  also  lend
  Portfolio securities.

  <\REDLINE>


  U.S. Government Securities

  <REDLINE>


  U.S. Treasury securities are backed by the full faith and credit of the U.S. Treasury. U.S. Treasury securities differ only in their interest rates, maturities, and dates of issuance. Treasury Bills have maturities of one year or less. Treasury Notes have maturities of one to ten years, and Treasury Bonds generally have maturities of greater than ten years at the date of issuance. Yields on short-, intermediate-, and long-term U.S. Government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. Government securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of portfolio investments of the Portfolio in U.S. Government securities, while a decline in interest rates would generally increase the market value of portfolio investments of the Portfolio in these securities.

  Certain U.S. Government securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as the Federal National
  Mortgage Association ("FNMA"), the Government National Mortgage Association ("Ginnie Mae"), the Federal Home Loan Mortgage Corporation, the Small Business Administration ("SBA"), the Export-Import Bank, the Federal Farm Credit Administration, the Federal Home Loan Banks ("FHLBs"), Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration.


  Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, such as Ginnie Mae and SBA certificates, are backed by the full faith and credit of the U.S. Treasury. Such agencies and instrumentalities may borrow funds from the U.S. Treasury. No assurances can be given, however, that the U.S. Government will provide such financial support to the obligations of other U.S. Government agencies or instrumentalities in which the Portfolio invests, such as the FHLBs and the FNMA, since the U.S. Government is not obligated to guarantee these securities. These other agencies and instrumentalities are supported by either the issuer s right to borrow, under certain circumstances, an amount limited to a specific line of credit from the U.S. Treasury, the discretionary authority of the U.S. Government to purchase certain obligations of an agency or
  instrumentality,   or   the    credit   of   the    agency   or
  instrumentality itself.

  Government bonds typically pay coupon interest semi-annually and repay the principal at maturity. Ginnie Mae certificates differ from other Government securities in that monthly payments of both principal and interest are made. Ginnie Mae certificates represent an ownership in a pool of either Federal Housing Administration-insured or Veterans Administration-guaranteed mortgages. These certificates have yield and maturity characteristics corresponding to the underlying mortgages and a certificate's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. The actual yield of each certificate will be influenced by the prepayment experience of the mortgage pool.

  U.S. Government securities may be purchased at a discount. Such securities, when held to maturity or retired, may include an element of capital gain. Capital losses may be realized when such securities purchased at a premium are held to maturity or are called or redeemed at a price lower than their purchase price. Capital gains or losses also may be realized upon the sale of securities.


  <\REDLINE>

  <REDLINE>

  Fixed Income Value and Yield Fluctuations


  Fluctuation in the market value of the securities of the Portfolio will occur due to interest rate movements. The market values of the investment securities of the Portfolio will vary inversely with interest rate movements and, therefore, the per share value of the Portfolio will also fluctuate as interest rates change. Furthermore, debt securities with longer maturities, such as Ginnie Mae certificates, generally experience greater price movement compared to shorter term securities as interest rates fluctuate. Because of the fluctuation of per share values, investment in the Portfolio may not be suitable for investors with short-term investment objectives.

  <\REDLINE>


  Specialized Investment Practices and Risks

  Zero Coupon Bonds


  <REDLINE>

  The Portfolio also may buy and sell U.S. Treasury zero coupon securities. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments so that interest is not paid in cash during the term of these securities. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, reflecting the current value of the deferred interest, and this discount is amortized as interest income over the life of the security and paid at maturity. The discount is taxable even though there is no cash return until maturity. Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of "Separate Trading of Registered Interest and Principal of Securities" (or "STRIPS"). While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate. The Portfolio will not invest more than 10% of its assets in current value of the zero coupon securities at any time.

  <\REDLINE>


  <REDLINE>

  Repurchase Agreements

  In order to effectively utilize cash reserves kept for liquidity, the Portfolio may invest in repurchase agreements secured by securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and in securities and certificates evidencing ownership of future interest and principal payments on the above securities. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to sell it to the seller at an agreed upon future date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed upon market rate. The Portfolio may enter into repurchase agreements only with member banks of the Federal Reserve system or primary dealers of U.S. Government securities. In the event of a default or bankruptcy by the seller, the Portfolio will liquidate those securities held under repurchase agreements. However, liquidation of the securities could involve costs or delays and, to the extent proceeds from their sale were less than the agreed upon repurchase price, the Portfolio could suffer a loss.


  <\REDLINE>

  Lending of Securities

  <REDLINE>

  The Portfolio may lend its securities to National Association of Securities Dealers, Inc. (the "NASD")-registered broker-dealers and Federal Reserve member banks for the purpose of earning additional income. Such loans will be pursuant to agreements requiring the broker-dealer or bank to fully and continuously secure the loan by cash or other securities in which the Portfolio may invest equal to the market value of the securities loan. The Portfolio receives compensation for lending its securities in the form of fees.


  The Portfolio will enter into securities lending and repurchase transactions only with parties who meet credit worthiness standards approved by the Fund's Board of Directors. In the event of a default or bankruptcy by a seller or borrower, the Portfolio will promptly liquidate collateral. However, the exercise of the Portfolio's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale of collateral on a default of the seller or borrower were less than the seller's or borrower's obligation, the Portfolio could suffer a loss.

  <\REDLINE>

  Borrowings


  <REDLINE>

  The Portfolio may borrow money to facilitate management of the portfolio instruments by enabling the Portfolio to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the Portfolio promptly. Such a borrowing may not exceed 30% of the Portfolio's total assets, taken at current net asset value before any borrowing. The Portfolio may not purchase securities if a borrowing is outstanding.


  In addition to  the foregoing,  the Portfolio is  authorized to borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Portfolio's total assets. The Portfolio is authorized to pledge portfolio securities as the Adviser deems appropriate in connection with any borrowings.

  <\REDLINE>

  PORTFOLIO TURNOVER

  <REDLINE>


  The portfolio turnover for the Portfolio was 63.3%, 188.3%, and 173.6% for the years ended August 31, 1995, 1994, and 1993, respectively.

  <\REDLINE>

  <REDLINE>


  HOW TO INVEST IN THE PORTFOLIO

  The minimum initial investment in the Portfolio is $2,500. Retirement accounts may be opened with a $500 minimum investment. The shares of the Portfolio are offered at the daily public offering price which is the net asset value per share (See "Net Asset Value") next computed after receipt of your order. There is no minimum amount for subsequent investments in the Portfolio. All accounts will be held in book-entry form. NO CERTIFICATES FOR SHARES WILL BE ISSUED. The Portfolio reserves the right to reject any purchase order. Foreign checks will not be accepted.


  Investment in the Portfolio can be made directly with the Fund or through third parties such as broker-dealers, banks, or other financial institutions that purchase securities for their customers. Such third parties may charge their customers a fee in connection with services offered to customers. When shares are purchased through third parties, the third party, rather than the customer, may be the shareholder of record of the shares. Investors who do not wish to receive the services of a third party may invest directly with the Fund without charge by mail or by bank wire, as described below. Certain third party organizations may receive compensation from the Fund, the Portfolio's transfer agent, or Money Management Associates for the shareholder accounting services these organizations provide.

  By Mail:  Fill  out an application and make a  check payable to
  "The Rushmore  Fund,  Inc."   Mail  the  check along  with  the
  application, to:


       The Rushmore Fund, Inc.
       4922 Fairmont Avenue
       Bethesda, Maryland  20814

  Purchases by  check will  normally  be credited  to an  account
  within one  business day  after receipt  of  payment.   Foreign
  checks will not be accepted.

  By Bank Wire:  Request a wire transfer to:

       Rushmore Trust and Savings, FSB
       Bethesda, Maryland

       Routing Number 0550-71084
       For Account of The Rushmore Fund, Inc.
       Account Number 029385-770

  AFTER INSTRUCTING YOUR BANK TO TRANSFER MONEY BY WIRE, YOU MUST TELEPHONE THE FUND AT (800) 622-1386 OR (301) 657-1510
  BETWEEN 8:30 A.M. AND 4:00 P.M., EASTERN TIME, AND TELL US THE AMOUNT YOU TRANSFERRED AND THE NAME OF THE BANK SENDING THE TRANSFER. YOUR BANK MAY CHARGE A FEE FOR SUCH SERVICES. IF
  THE PURCHASE IS CANCELLED BECAUSE YOUR WIRE TRANSFER IS NOT RECEIVED, YOU MAY BE LIABLE FOR ANY LOSS THE FUND MAY INCUR.


  <\REDLINE>



  HOW TO REDEEM AN INVESTMENT (WITHDRAWALS)

  <REDLINE>


  On any day the Fund is open for business, an investor may withdraw all or any portion of his investment by redeeming shares at the next determined net asset value per share after receipt of the order by writing the Fund or by telephoning
  (800)  822-1386 or (301)  657-1510 between  8:30 A.M.  and 4:00
  P.M., Eastern time. Telephone redemption privileges may be terminated or modified by the Fund upon 60 days notice to all shareholders of the Fund.

  <\REDLINE>

  The privilege to initiate redemption transactions by telephone will be made available to fund shareholders automatically.


  Telephone redemptions will only be sent to the address of record or to bank accounts specified in the account application. When acting on instructions believed to be genuine, the Fund will not be liable for any loss resulting from a fraudulent telephone redemption request and the investor would bear the risk of any such loss. The Fund will employ reasonable procedures to confirm that redemption instructions communicated by telephone are genuine; and if the Fund does not employ such procedures, then the Fund may be liable for any losses due to unauthorized or fraudulent instructions. The Fund follows specific procedures for transactions initiated by telephone, including among others, requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation not later than five business days after such transactions, and/or tape recording of telephone transactions.

  The proceeds of redemptions will be sent directly to the investor's address of record. If the investor requests payment of redemptions to a third party or to a location other than his address of record listed on the account application, the request must be in writing and the investor's signature must be guaranteed by an eligible institution. Eligible institutions generally include banking institutions, securities exchanges, associations, agencies or broker/dealers, and "STAMP" program participates. There are no fees charged for redemptions.


  The Fund will redeem its shares at a redemption price equal to their net asset value as next computed following the receipt of a request for redemption. There is no redemption charge. Payment for the redemption price will be made within seven days after the Fund's receipt of the request for redemption. For investments that have been made by check, payment on withdrawal requests may be delayed for up to ten business days or until the check clears, whichever occurs first. This delay is necessary to assure the Fund that investments made by checks are good funds. The proceeds of the redemption will be forwarded promptly upon confirmation of receipt of good funds.

  <REDLINE>

  The right of redemption may also be suspended, or the date of payment postponed, (a) for any period during which the New York Stock Exchange ("NYSE") is closed (other than customary weekend or holiday closings); or (b) when trading on the NYSE is restricted, or an emergency exists, as determined by the Securities and Exchange Commission, so that disposal of the Fund's investments for determination of net asset value is not reasonably practicable; or (c) for such other periods as the Commission, by order, may permit for protection of the Fund's investors. Investors should also be aware that telephone redemptions or exchanges may be difficult to implement in a timely manner during periods of drastic economic or market changes. If such conditions occur, redemption or exchange orders can be made by mail. Because of the administrative expense of handling small accounts, the Fund reserves the right to involuntarily redeem an investor's account which falls below $500 in total value in all portfolios of the Fund due to redemptions or exchanges after providing 60 days written notice.

  <\REDLINE>


  EXCHANGES

  <REDLINE>

  The  Fund is  composed  of  three  separate portfolios.    This
  Prospectus  describes   the  features  of  the   Rushmore  U.S.
  Government Bond Portfolio. The other portfolios of the Fund are the Rushmore Nova Portfolio and the Rushmore Money Market Portfolio, however, shares of the Rushmore Nova Portfolio currently are not available or sold to the public. Investors may invest in either the Rushmore U.S. Government Bond Portfolio or the Rushmore Money Market Portfolio, and may exchange shares in one portfolio, at no charge, for shares of the other portfolio at their relative net asset values. Shares of The Rushmore Fund, Inc. may also be exchanged for shares of Fund for Government Investors, Inc., Fund for Tax-Free Investors, Inc., the American Gas Index Fund, Inc., or the Cappiello-Rushmore Trust on the basis of the respective net asset values of the shares involved. Exchanges may be made by telephone or letter. Written requests should be sent to The Rushmore Fund, Inc., 4922 Fairmont Avenue, Bethesda, Maryland 20814, and should be signed by the record owner or owners. Telephone exchange requests may be made by calling the Fund at (800) 622-1386 or (301) 657-1510 between 8:30 A.M.
  and 4:00 P.M., Eastern time. Exchanges will be effected at the respective net asset values of the portfolios as next determined after receipt of the exchange request. To implement an exchange, shareholders should provide the following information: account registration including address and number, taxpayer identification number, number, percentage or dollar value of shares to be redeemed, and name and account number of the portfolio to which the investment is to be transferred. Exchanges may be made only if they are between identically registered accounts. Shareholders contemplating such an exchange should obtain and review the prospectuses of those funds. The exchange privilege is available only in states where the exchange may legally be made. Telephone exchange privileges may be terminated or modified by the Fund upon 60 days notice to all shareholders of the Fund.

  <\REDLINE>

  TRANSACTION CHARGES


  <REDLINE>

  In addition to charges described elsewhere in this Prospectus, the Fund may impose a charge of $5 per month for any account whose average daily balance is below $500 due to redemptions. The fee will continue to be imposed during months when the account balance remains below $500. The fee will be imposed on the last business day of the month. This fee will be paid to Rushmore Trust and Savings, FSB. The fee will not be imposed on tax-sheltered retirement plans or accounts established under the Uniform Gifts or Transfers to Minors Act. The Fund may also assess a charge of $10 for items returned for insufficient or uncollectible funds.

  <\REDLINE>


  TAX-SHELTERED RETIREMENT PLANS

  Tax-sheltered retirement plans of the following types will be available to investors:


  <REDLINE>

       Individual Retirement Accounts (IRAs)

       Defined Contribution Plans
          (Profit-Sharing Plans)
       Money Purchase Plans (Pension Plans)
       Internal Revenue Code
          Section 401(k) Plans

       Internal Revenue Code
          Section 403(b) Plans

  <\REDLINE>


  Additional  information   regarding  these   accounts  may   be
  obtained by contacting the Fund.


  DIVIDENDS AND DISTRIBUTIONS

  <REDLINE>

  Dividends of the Portfolio are declared daily. Investors will receive dividends in additional shares at month end unless they elect in writing to receive cash. Dividends paid in cash to those investors so electing will be mailed on the second business day of the following month. Statements of account showing dividends paid will be sent to shareholders at least quarterly.


  <\REDLINE>

  Long-term capital gains, if any, will be distributed on an annual basis while short-term capital gains, if any, will be distributed quarterly.



  NET ASSET VALUE

  <REDLINE>


  The  net  asset  value  of  the  Portfolio's   shares  will  be
  determined daily as of 4:00 p.m., Eastern time, except on customary national business holidays which result in the closing of the NYSE and weekends. The net asset value per share is calculated by dividing the net worth by the number of shares. The securities of the Portfolio will be valued on the basis of the average of quoted bid and ask price when quotations are available. If market quotations are not readily available, the Board of Directors of the Fund will value the Portfolio's securities in good faith. The directors will continuously review these methods of valuation and recommend changes which may be necessary to assure that the Portfolio's investments are valued at fair value.

  <\REDLINE>


  TAXES

  <REDLINE>

  The Portfolio will seek to qualify for treatment as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code. If the Portfolio qualifies as a RIC, the Portfolio will not be liable for Federal income taxes to the extent its earnings are distributed within the time periods specified in the Code. To qualify as a RIC under the

  Code, the Portfolio must satisfy certain requirements, including the requirement that the Portfolio receive at least 90% of its gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to the Portfolio's investments in stock, securities, and foreign currencies (the "90% Test"), and that the Portfolio derive less than 30% of the Portfolio's gross income from the sale or other disposition of any of the following instruments which was held less than three months (the "30% Test"): (i) stock or securities; (ii) options, futures, or forward contracts; or
  (iii) foreign currencies (or options, futures, or forward contracts on such foreign currencies). Provided that the Portfolio (i) is a RIC and (ii) distributes at least 98% of the Portfolio's net investment income (including, for this purpose, net realized short-term capital gains), the Portfolio will not be liable for Federal income taxes to the extent the Portfolio's net investment income and the Portfolio's net realized long- and short-term capital gains, if any, are distributed to the shareholders of the Portfolio.

  Dividends paid by the Portfolio are taxable to shareholders whether such dividends and distributions are reinvested in shares of the Portfolio or are received in cash. Under current law, dividends derived from interest and dividends received by the Portfolio, together with distributions of any short-term capital gains, are taxable to the shareholders as ordinary income at rates of up to 39.6%.


  Under current law, distributions of net long-term gains, if any, realized by the Portfolio and designated as capital gains distributions will be made annually and will be taxed to shareholders as long-term capital gains regardless of the length of time the shares have been held. Currently, long-term capital gains are taxed at a maximum rate of 28%. Statements as to the Federal tax status of shareholders' dividends and distributions will be mailed annually. Shareholders should consult their tax advisers concerning the tax status of the Portfolio's dividends in their own states and localities.

  Shareholders are required by law to certify that their tax identification number is correct and that they are not subject to back-up withholding. In the absence of this certification, the Fund is required to withhold taxes at the rate of 31% on dividends, capital gains distributions, and redemptions. Shareholders who are non-resident aliens may be subject to a withholding tax on dividends earned.

  Ordinary dividends paid to corporate or individual residents of foreign countries are subject to a 30% withholding tax. The rate of withholding tax may be reduced if the United States has an income tax treaty with the foreign country where the recipient resides. Capital gains distributions received by foreign investors should, in most cases, be exempt from U.S. tax. A foreign investor will have to provide the Fund with any required documentation in order for the Fund to apply a reduced rate or exemption from U.S. withholding tax.

  <\REDLINE>



  ORGANIZATION AND DESCRIPTION OF COMMON STOCK

  <REDLINE>


  The Fund is an open-end, diversified investment company. It was incorporated in Maryland on July 24, 1985 and has a present authorized capital of 1,000,000,000 shares of $.001 par value common stock which may be issued in three separate classes: Rushmore U.S. Government Bond Portfolio, the Rushmore Nova Portfolio, and the Rushmore Money Market Portfolio.

  All shares of the Fund are freely transferable. The shares do not have preemptive rights, and none of the shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption or any other feature. Shares have equal voting rights, except that in a matter affecting only a particular portfolio, such as a change in investment policy, only shares of that portfolio may be entitled to vote on the matter. Because the shares have non-cumulative voting rights, the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors, if they choose to do so. In such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any directors. Shareholder inquiries can be made by telephone ((800) 343-3355) or by mail (4922 Fairmont Avenue, Bethesda, Maryland 20814).


  Under Maryland Corporate law, a registered investment company is not required to hold an annual shareholders' meeting if the Investment Company Act of 1940 does not require a meeting. The Act does require a meeting if the following actions are necessary: ratification of the selection of independent public accountants, approval of the investment advisory agreement, election of the board of directors, or approval of the appointment of directors to board vacancies when such vacancies cause less than two-thirds of the board to have been elected or approval of a change in a fundamental investment policy. Under the Investment Company Act of 1940, shareholders have the right to remove directors and, if holders of 10% of the outstanding shares request in writing, a shareholders' meeting must be called. As of the date of this Prospectus, officers and directors of the Fund, as a group, own less than 1% of the shares outstanding.

  <\REDLINE>



  MANAGEMENT OF THE FUND

  Investment Adviser and Administrative Servicing Agent


  <REDLINE>

  The investment adviser of the Fund is Money Management Associates, 1001 Grand Isle Way, Palm Beach Gardens, Florida 33418 (the "Adviser"). Subject to the general supervision of the Board of Directors of the Fund, the Adviser renders investment advice and is responsible for the overall management of the Fund's business affairs. Investment decision for the Portfolio are made by committee and no one person is primarily responsible for making recommendations to the committee.


  The Adviser currently is the investment adviser of four registered investment companies, including The Rushmore Fund, Inc., which was established in 1985 and currently is comprised of two series in addition to the Portfolio, including a money market portfolio and the Rushmore Nova Portfolio. The Adviser also advises: Fund for Government Investors, Inc., a money market fund established in 1975 that invests only in U.S. Treasury securities; Fund for Tax-Free Investors, Inc., which was established in 1983 and currently consists of three series, each of which invests primarily in securities the interest on which is exempt either from federal income tax or from state income tax; and American Gas Index Fund, Inc., a common stock index fund established in 1989 that seeks to provide investment results that correlate to those of an index comprising the common stocks of natural gas distribution and transmission company members of the American Gas Association. As of August 31, 1995, total assets under the Adviser's management were approximately $950 million.

  Under an Investment Advisory Agreement between the Fund and the Adviser, the Portfolio pays the Adviser a fee at an annual rate based on 0.50% of the net assets of the Portfolio. The Adviser manages the investment and reinvestment of the assets of the portfolios of the Fund and administers the affairs of the Fund, subject to the control of the officers and the Board of Directors of the Fund. Investment decisions are made by committee. The Adviser bears all costs associated with providing these services and the fees and expenses of the directors of the Fund who are affiliated persons of the Adviser. For additional information concerning the Adviser and the Investment Advisory Agreement, see "Management of the Fund" in the Statement of Additional Information.

  Under a Service Agreement between the Fund and Rushmore Trust and Savings, FSB ("RTS"), 4922 Fairmont Avenue, Bethesda, Maryland 20814, a majority-owned subsidiary of the Adviser, RTS provides transfer agency, dividend-disbursing, and administrative services to the Fund. Under the Service Agreement with RTS, which has been approved by the Board of Directors, RTS receives an annual fee of 0.30% of the average daily net assets of the Portfolio for these services. RTS pays all fees  and expenses that  are directly  related to  the
  services  provided   by  RTS  to  the  Fund.    For  additional
  information concerning RTS and the Service Agreement, see "Management of the Fund" in the Statement of Additional Information.


  <\REDLINE>

  Officers and Directors

  The Fund has a Board of Directors  which is responsible for the
  general supervision  of the  Fund's business.   The  day-to-day
  operations of the Fund are the responsibility of the Fund's officers.


  <REDLINE>

  THE REORGANIZATION


  On December 31, 1995, the Fund consummated an Agreement and Plan of Reorganization (the "Reorganization Plan") pursuant to which the Fund's Rushmore U.S. Government Intermediate-Term Securities Portfolio (the "Intermediate-Term Portfolio") merged into the Fund's Rushmore U.S. Government Bond Portfolio (formerly, the "Rushmore U.S. Government Long-Term Securities Portfolio"). The shareholders of the Intermediate-Term

  Portfolio approved the Reorganization Plan at a special shareholder meeting held on December 22, 1995. The Reorganization Plan provided that the Rushmore U.S. Government Bond Portfolio would be the surviving Portfolio and, immediately after the merger, would be renamed the "Rushmore
  U.S. Government Bond Portfolio," which is the Portfolio described in this Prospectus.

  <\REDLINE>

  <REDLINE>

                      THE RUSHMORE FUND, INC.


              RUSHMORE U.S. GOVERNMENT BOND PORTFOLIO

                             PROSPECTUS

                          January 1, 1996



                         Table of Contents


                                                             Page

  Fee Table . . . . . . . . . . . . . . . . . . . . . . . . . .


  Financial Highlights  . . . . . . . . . . . . . . . . . . . .

  Management's Discussion of Portfolio Performance  . . . . . .

  Performance Data  . . . . . . . . . . . . . . . . . . . . . .


  Investment Objective and Policies . . . . . . . . . . . . . .

  Portfolio Turnover  . . . . . . . . . . . . . . . . . . . . .


  How to Invest in the Portfolio  . . . . . . . . . . . . . . .

  How to Redeem an Investment (Withdrawals) . . . . . . . . . .


  Exchanges . . . . . . . . . . . . . . . . . . . . . . . . . .

  Transaction Charges . . . . . . . . . . . . . . . . . . . . .


  Tax-Sheltered Retirement Plans  . . . . . . . . . . . . . . .

  Dividends and Distributions . . . . . . . . . . . . . . . . .

  Net Asset Value . . . . . . . . . . . . . . . . . . . . . . .


  Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . .

  Organization and Description of Common Stock  . . . . . . . .

  Management of the Fund  . . . . . . . . . . . . . . . . . . .


  The Reorganization  . . . . . . . . . . . . . . . . . . . . .

  <\REDLINE>

  <REDLINE>

                  RUSHMORE MONEY MARKET PORTFOLIO


  <\REDLINE>

                      THE RUSHMORE FUND, INC.
                        4922 Fairmont Avenue
                     Bethesda, Maryland  20814
                           (800) 343-3355

                           (301) 657-1500
  <REDLINE>

                  RUSHMORE MONEY MARKET PORTFOLIO


                 INVESTMENT OBJECTIVES AND POLICIES

  The Rushmore Money Market Portfolio (the "Portfolio") is one of a series of portfolios in The Rushmore Fund, Inc. (the "Fund"), an open-end management investment company. The objective of the Portfolio is to provide investors with maximum current income to the extent that such investment is consistent with safety of principal. To attain this investment objective, the Portfolio will invest in U.S. Government and agency securities, bank money market instruments, and commercial paper.


  The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency.

                       ADDITIONAL INFORMATION


  Investors should read this prospectus and retain it for future reference. It is designed to set forth concisely the information an investor should know before investing in the Fund. A Statement of Additional Information dated January 1, 1996 containing additional information about the Fund has been filed with the Securities and Exchange Commission and is incorporated herein by reference. A copy of the Statement may be obtained, without charge, by writing or telephoning the Fund.

  The  securities  of  the  Portfolio  are  neither  insured  nor
  guaranteed  by  the  U.S.  Government  and  there  can  be   no
  assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

  The date of this Prospectus is January 1, 1996.

  <\REDLINE>

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             FEE TABLE


  The following table illustrates all expenses and fees that a shareholder of the Portfolio will incur:


  SHAREHOLDER TRANSACTION EXPENSES

  <REDLINE>


       Sales Load Imposed on Purchases  . . . . . . . . . .  None
       Sales Load Imposed on Reinvested Dividends . . . . .  None
       Deferred Sales Load  . . . . . . . . . . . . . . . .  None
       Redemption Fees  . . . . . . . . . . . . . . . . . .  None

       Exchange Fees  . . . . . . . . . . . . . . . . . . .  None
       Monthly Account Fee (for accounts under $500)* . .   $5.00

  ANNUAL FUND OPERATING EXPENSES

       (as a percentage of average net assets)

       Management Fees. . . . . . . . . . . . . . . . .    0.50%
       12b-1 Fees . . . . . . . . . . . . . . . . . . .    None
       Other Expenses . . . . . . . . . . . . . . . . .    0.25%

       Total Fund Operating Expenses  . . . . . . . . .    0.75%

  * A charge of $5 per month may be imposed on any account whose average daily balance for the month falls below
       $500 due to redemptions.  See "Transaction Charges."


  <\REDLINE>

  EXAMPLE

  You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period:


  <REDLINE>

               1 YEAR     3 YEARS    5 YEARS    10 YEARS

                 $8         $25        $43         $95
  <\REDLINE>

  The same level of expenses would be incurred if the investment were held throughout the period indicated.

  <REDLINE>

  The purpose of this table is to assist the investor in understanding the various expenses that an investor in the Portfolio will bear directly or indirectly. The five percent assumed annual return is for comparison purposes only. The actual return may be more or less depending on market conditions. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. For more complete information about the various costs and expenses, see "Management of the Fund" in this Prospectus and Statement of Additional Information.

  <\REDLINE>

                              THE RUSHMORE FUND, INC.
                                Financial Highlights
                          Rushmore Money Market Portfolio
  <REDLINE>                           Audited

                                  For the Year Ended August 31,

                                     1995     1994         1993


   Per Share Operating
   Performance:
     Net Asset Value - Beginning
     of Year . . . . . . . . .     $1.00       $1.00      $1.00

Net Investment Income. . . . . . . . . . .0.049 0.027     0.024
     Net Realized and Unrealized
     Gains (Losses)
       on Securities . . . . .        --          --         --

     Net Increase in Net Asset
     Value
       Resulting from Operations   0.049       0.027      0.024
     Dividends to Shareholders    (0.049)     (0.027)    (0.024)
     Distributions to
     Shareholders from Net
     Realized
       Capital Gains . . . . .       --          --          --
     Net Increase (Decrease) in
     Net Asset Value . . . . .
                                    0.00        0.00       0.00
Net Asset Value - End of Year. . . . . . . . . . . $1.00  $1.00   $1.00

   Total Investment Return . .      5.03%       2.88%      2.43%

   Ratios to Average Net
   Assets:
   Expenses  . . . . . . . . .
                                    0.75%       0.75%      0.78%
   Net Investment Income . . .      4.92%       2.73%      2.40%

   Supplementary Data:
     Portfolio Turnover Rate .
                                       --         --         -- Number of Shares
     Outstanding at End of Year
       (000s omitted)  . . . .
                                   21,985     22,261     56,759

                              THE RUSHMORE FUND, INC.
                                Financial Highlights

                          Rushmore Money Market Portfolio
                                      Audited



                                  1992      1991       1990

   Per Share Operating
                                   Performance:
     Net Asset Value - Beginning
                                    $1.00    $1.00      $1.00 of Year. . . . . . . . .

     Net Investment Income . .      0.037    0.061      0.076
     Net Realized and Unrealized
     Gains (Losses)
       on Securities . . . . .         --       --         --

     Net Increase in Net Asset
     Value
       Resulting from Operations
     Dividends to Shareholders      0.037    0.061      0.076
     Distributions to              (0.037)  (0.061)    (0.076)
     Shareholders from Net
     Realized
       Capital Gains . . . . .         --        --        --
     Net Increase (Decrease) in
     Net Asset Value . . . . .
                                     0.00      0.00      0.00
     Net Asset Value - End of
     Year  . . . . . . . . . .
                                    $1.00     $1.00     $1.00

   Total Investment Return . .       3.71%     6.33%     7.92%
   Ratios to Average Net
   Assets:
     Expenses  . . . . . . . .      0.80%      0.79%     0.80%
     Net Investment Income . .      3.71%      6.14%     7.62%

   Supplementary Data:
     Portfolio Turnover Rate .        --         --        --
     Number of Shares
     Outstanding at End of Year
       (000's omitted) . . . .    98,606    115,539    140,718


                              THE RUSHMORE FUND, INC.
                                Financial Highlights

                          Rushmore Money Market Portfolio
                                      Audited




                                      1989     1988        1987    1986*

   Per Share Operating Performance:
     Net Asset Value - Beginning of
     Year  . . . . . . . . . . . .
                                       $1.00    $1.00     $1.00    $1.00
     Net Investment Income . . . .     0.084    0.065     0.063    0.041
     Net Realized and Unrealized
     Gains (Losses)
       on Securities . . . . . . .        --       --        --       --

     Net Increase in Net Asset Value
       Resulting from Operations .     0.084    0.065     0.063    0.041
     Dividends to Shareholders . .    (0.084)  (0.065)   (0.063)  (0.041)
     Distributions to Shareholders
     from Net Realized
       Capital Gains . . . . . . .        --        --       --       --


     Net Increase (Decrease) in Net
     Asset Value . . . . . . . . .      0.00      0.00     0.00     0.00


     Net Asset Value - End of Year
                                       $1.00     $1.00    $1.00    $1.00


   Total Investment Return . . . .      8.64%    6.47%     5.59%    4.40%

   Ratios to Average Net Assets:
     Expenses  . . . . . . . . . .
     Net Investment Income . . . .      0.80%    0.82%     0.76%    1.00%
                                        8.35%    6.37%     6.33%    5.88%
   Supplementary Data:
     Portfolio Turnover Rate . . .        --       --        --       --
     Number of Shares Outstanding at
     End of Year
     (000's omitted) . . . . . . .    84,549   54,789    10,465    1,027

  *From inception December 18, 1985.


  The above financial highlights relating to the Portfolio, for the periods identified, have been audited by Deloitte & Touche
   LLP,  independent certified  public  accountants,  whose report
  thereon  appears   in  the   Fund's  1995   Annual  Report   to
  Shareholders for the Rushmore Money Market Portfolio and is incorporated by reference in the Statement of Additional
  Information.   This information should  be read in  conjunction
  with  the  financial  statements  and   related  notes  thereto
  included in the Statement of Additional Information. A copy of the Fund's 1995 Annual Report to Shareholders for the Rushmore Money Market Portfolio, and further information about the performance of the Portfolio, may be obtained, without charge, by contacting the Fund at 4922 Fairmont Avenue, Bethesda, Maryland 20814, or by telephoning the Fund at (800) 343-3355 or (301) 657-1500.


  <\REDLINE>

  PERFORMANCE DATA


  From time to time the Portfolio advertises its "yield" and "effective yield". Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Portfolio refers to the income generated by an investment in the Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then "annualized". That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

  <REDLINE>


  For  the  seven  day  period  ended  August     31,  1995,  the
  Portfolio's  annualized yield  was 5.14%.   The effective yield
  was 5.27%.

  <\REDLINE>


  INVESTMENT OBJECTIVE AND POLICIES

  General

  <REDLINE>


  The investment objective of the Rushmore Money Market Portfolio is to provide investors with maximum current income to the extent that such investment is consistent with safety of principal. To attain this investment objective, the Portfolio will invest in U.S. Government and agency securities, bank money market instruments, and commercial paper.

  <\REDLINE>

  The Portfolio will limit its investments to those securities that at the time of acquisition are "Eligible Securities." An "Eligible Security" is one that is in one of the two highest rating categories for short-term debt obligations given by the Nationally Recognized Statistical Rating Organizations ("NRSRO"). In addition, the Portfolio will invest at least 95% of its total assets in instruments that receive the highest NRSRO rating and not more than 5% of its total assets in the securities of any single issuer. Up to 5% of the Portfolio's total assets may be invested in securities that receive the second highest NRSRO rating, however, not more than the greater of 1 % of total assets or $1 million may be invested in securities of any single issuer of such second rated securities.


  The Portfolio may also invest in short-term United States Government securities, consisting primarily of Treasury Bills, short-term notes of the Federal National Mortgage Association, Federal Home Loan Banks and the Federal Farm Credit Agencies. In addition, the Portfolio will invest in bonds, debentures and notes of these issuers and other Federal agencies and instrumentalities that mature within 397 calendar days.

  All of the Portfolio's assets will consist of securities maturing within 397 calendar days of purchase, and the dollar weighted average maturity of the Portfolio will not exceed 90 days. The Portfolio will value its investment securities at amortized cost and will seek to maintain a constant net asset value of $1.00 per share.


  Specialized Investment Practices and Risks

  Repurchase Agreements and Federal Agency Securities

  In order to effectively utilize cash reserves kept for liquidity, the Portfolio may invest in repurchase agreements secured by securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities and in securities and certificates evidencing ownership of future interest and principal payments on the above securities. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to sell it to the seller at an agreed upon future date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed upon market rate. A Portfolio may enter into repurchase agreements only with member banks of the Federal Reserve system or primary dealers of U.S. Government securities. In the event of a default or bankruptcy by the seller, the Portfolio will liquidate those securities held under repurchase agreements. However, liquidation of the securities could involve costs or delays and, to the extent proceeds from their sale were less than the agreed upon repurchase price, the Portfolio could suffer a loss.

  While U.S. Treasury securities and those of the Government National Mortgage Association and the Small Business Administration are backed by the full faith and credit of the United States, other Federal agency securities such as the Federal Home Loan Banks and the Federal National Mortgage Association are not guaranteed by the U.S. Treasury. These Federal agency securities are supported by the ability to borrow from the U. S. Treasury or by the credit of the agency itself.


  Lending of Securities

  <REDLINE>

  The Portfolio may lend its securities to National Association of Securities Dealers, Inc. (the "NASD") registered broker-dealers and Federal Reserve member banks for the purpose of earning additional income. Such loans will be pursuant to agreements requiring the broker-dealer or bank to fully and continuously secure the loan by cash or other securities in which the Portfolio may invest equal to the market value of the securities loan. The Portfolio receives compensation for lending its securities in the form of fees.


  <\REDLINE>

  The  Portfolio   will   enter  into   securities  lending   and
  repurchase  transactions  only with  parties  who  meet  credit
  worthiness   standards  approved   by   the  Fund's   Board  of

  Directors. In the event of a default or bankruptcy by a seller or borrower, the Portfolio will promptly liquidate collateral. However, the exercise of the Portfolio's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale of collateral on a default of the seller or borrower were less than the seller's or borrower's obligation, the Portfolio could suffer a loss.

  Borrowings


  The Portfolio may not borrow money except as a temporary measure to facilitate redemptions. Such a borrowing may not exceed 30% of the Portfolio's total assets, taken at current net asset value before any borrowing. The Portfolio may not purchase securities if a borrowing is outstanding.

  <REDLINE>

  HOW TO INVEST IN THE PORTFOLIO


  The minimum initial investment is $2,500 which may be divided between the Rushmore Money Market Portfolio and the Rushmore U.S. Government Bond Portfolio. Retirement accounts may be opened with a $500 minimum investment. The shares of the Portfolio are offered at the daily public offering price which is the net asset value per share (See "Net Asset Value") next computed after receipt of your order. There is no minimum amount for subsequent investments.

  Investments in the Portfolio can be made directly with the Fund or through securities dealers who have the responsibility to transmit orders promptly and may charge a processing fee. The Fund reserves the right to reject any purchase order. All accounts will be held in book entry form. No certificates for shares will be issued.


  By Mail:  Fill  out an application and make a  check payable to
  "The Rushmore  Fund,  Inc."   Mail  the  check along  with  the
  application, to:

     The Rushmore Fund, Inc.

     4922 Fairmont Avenue
     Bethesda, Maryland  20814

  Purchases by  check will  normally  be credited  to an  account
  within one  business day  after receipt  of  payment.   Foreign
  checks will not be accepted.

  By Bank Wire:  Request a wire transfer to:

     Rushmore Trust and Savings, FSB
     Bethesda, Maryland

     Routing Number 0550-71084
     For Account of The Rushmore Fund, Inc.
     Account Number 029385-770

  AFTER INSTRUCTING YOUR BANK TO TRANSFER MONEY BY WIRE, YOU MUST TELEPHONE THE FUND AT (800) 622-1386 OR (301) 657-1510
  BETWEEN 8:30 AM AND 12 NOON, EASTERN TIME AND TELL US THE AMOUNT YOU TRANSFERRED AND THE NAME OF THE BANK SENDING THE TRANSFER. YOUR BANK MAY CHARGE A FEE FOR SUCH SERVICES. IF THE PURCHASE IS CANCELLED BECAUSE YOUR WIRE TRANSFER IS NOT RECEIVED, YOU MAY BE LIABLE FOR ANY LOSS THE FUND MAY INCUR.


  <\REDLINE>

  <REDLINE>

  <\REDLINE>

  HOW TO REDEEM AN INVESTMENT (WITHDRAWALS)


  <REDLINE>

  On any day the Portfolio is open for business, an investor may withdraw all or any portion of his investment by redeeming shares at the next determined net asset value per share after receipt of the order by writing the Fund or telephoning (800) 622-1386 or (301) 657-1510. Telephone redemption privileges may be terminated or modified by the Fund upon 60 days notice to all shareholders of the Fund. Telephone orders for redemptions in the Rushmore Money Market Portfolio must be received by 12 Noon, Eastern time to be effective that day. The privilege to initiate redemption transactions by telephone will be made available to Fund shareholders automatically.

  Telephone redemptions will only be sent to the address of record or to bank accounts specified in the account application. When acting on instructions believed to be genuine, the Fund will not be liable for any loss resulting from a fraudulent telephone redemption request and the investor would bear the risk of any such loss.


  <\REDLINE>

  The Fund will employ reasonable procedures to confirm that redemption instructions communicated by telephone are genuine; and if the Fund does not employ such procedures, then the Fund may be liable for any losses due to unauthorized or fraudulent instructions. The Fund follows specific procedures for transactions initiated by telephone, including among others, requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation not later than five business days after such transactions, and/or tape recording of telephone transactions.

  The proceeds of redemptions will be sent directly to the investor's address of record. If the investor requests payment of redemptions to a third party or to a location other than his address of record listed on the account application, the request must be in writing and the investor's signature must be guaranteed by an eligible institution. Eligible institutions generally include banking institutions, securities exchanges, associations, agencies or broker/dealers, and ''STAMP'' program participants. There are no fees charged for redemptions.


  The Fund will redeem its shares at a redemption price equal to their net asset value as next computed following the receipt of a request for redemption. There is no redemption charge. For investments that have been made by check, payment on withdrawal requests may be delayed for up to ten business days or until the check clears, whichever occurs first. This delay is necessary to assure the Fund that investments made by checks are good funds. The proceeds of the redemption will be forwarded promptly upon confirmation of receipt of good funds.

  <REDLINE>

  The right of redemption may also be suspended, or the date of payment postponed, (a) for any period during which the New York Stock Exchange ("NYSE") is closed (other than customary weekend or holiday closings); or (b) when trading on the NYSE is restricted, or an emergency exists, as determined by the
  Securities and Exchange Commission, so that disposal of the Fund's investments for determination of net asset value is not reasonably practicable; or (c) for such other periods as the Commission, by order, may permit for protection of the Fund's investors. Investors should also be aware that telephone redemptions or exchanges may be difficult to implement in a timely manner during periods of drastic economic or market changes. If such conditions occur, redemption or exchange orders can be made by mail. Because of the administrative expense of handling small accounts, the Fund reserves the right to involuntarily redeem an investor's account which falls below $500 in total value in all portfolios of the Fund due to redemptions or exchanges after providing 60 days written notice.

  <\REDLINE>


  EXCHANGES

  <REDLINE>

  The Fund is composed of three separate portfolios. This Prospectus describes the features of the Rushmore Money Market Portfolio. The other portfolios of the Fund are the Rushmore Nova Portfolio and the Rushmore U.S. Government Bond Portfolio, however, shares of the Rushmore Nova Portfolio currently are not available or sold to the public. Investors may invest in either the Rushmore Money Market Portfolio or the Rushmore U.S. Government Portfolio, and may exchange shares in one portfolio, at no charge, for shares of the other portfolio at their relative net asset values. Shares of The Rushmore Fund, Inc. may also be exchanged for shares of Fund for Government Investors, Inc., Fund for Tax-Free Investors, Inc., American Gas Index Fund, Inc., or the Cappiello-Rushmore Trust on the basis of the respective net asset values of the shares involved. Exchanges may be made by telephone or letter. Written requests should be sent to The Rushmore Fund, Inc., 4922 Fairmont Avenue, Bethesda, Maryland 20814 and be signed by the record owner or owners. Telephone exchange requests may be made by calling the Fund at (800) 622-1386 or
  (301) 657-1510 between 8:30 A.M. and 12 Noon, Eastern time. Exchanges will be affected at the respective net asset values of the portfolios as next determined after receipt of the exchange request. To implement an exchange, shareholders should provide the following information: account registration including address and number, taxpayer identification number, number, percentage or dollar value of shares to be redeemed, name and account number of the portfolio to which the investment is to be transferred.
  Exchanges may be made only if they are between identically registered accounts. Shareholders contemplating such an exchange should obtain and review the prospectuses of those funds. The exchange privilege is available only in states where the exchange may legally be made. Telephone exchange privileges may be terminated or modified by the Fund upon 60 days notice to all shareholders of the Fund.


  <\REDLINE>

  TRANSACTION CHARGES

  <REDLINE>


  In addition to charges described elsewhere in this Prospectus, the Fund may impose a charge of $5 per month for any account whose average daily balance is below $500 due to redemptions. The fee will continue to be imposed during months when the account balance remains below $500. The fee will be imposed on the last business day of the month. This fee will be paid to Rushmore Trust and Savings, FSB. The fee will not be imposed on tax-sheltered retirement plans or accounts established under the Uniform Gifts or Transfers to Minors Act. The Fund may also assess a charge of $10 for items returned for insufficient or uncollectible funds.

  <\REDLINE>



  TAX-SHELTERED RETIREMENT PLANS

  Tax-sheltered retirement plans of the following types will be available to investors:


  <REDLINE>

     Individual Retirement Accounts (IRAs)
     Defined Contribution Plans

        (Profit-Sharing Plans)
     Money Purchase Plans (Pension Plans)
     Internal Revenue Code
        Section 401(k) Plans
     Internal Revenue Code

        Section 403(b) Plans

  <\REDLINE>


  Additional  information   regarding  these   accounts  may   be
  obtained by contacting the Fund.

  DIVIDENDS AND DISTRIBUTIONS

  <REDLINE>


  Dividends of the Portfolio will be declared daily. Investors will receive dividends in additional shares at month end unless they elect in writing to receive cash. Dividends paid in cash to those investors so electing will be mailed on the second business day of the following month. Statements of account showing dividends paid will be sent to shareholders at least quarterly.

  <\REDLINE>

  Long-term capital gains, if any, will be distributed on an annual basis while short-term capital gains, if any, will be distributed quarterly.



  NET ASSET VALUE


  <REDLINE>

  The net asset value of the Portfolio's shares is determined at 4:00 P.M., Eastern time each day on which the NYSE is open for business. Currently, the NYSE is closed on weekends and on the following holidays: (i) New Year's Day, President's Day, Good Friday, Memorial Day, July Fourth, Labor Day, Thanksgiving Day, and Christmas Day; and (ii) the preceding Friday when any of those holidays falls on a Saturday or the subsequent Monday when any one of those holidays falls on a Sunday. The net asset value per share of the Portfolio is calculated by dividing the net worth of the Portfolio by the number of shares outstanding of the Portfolio.


  The Portfolio will utilize the amortized cost method in valuing the Portfolio's portfolio securities, which method involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00. However, there is no assurance that the $1.00 net asset value will be maintained. For further information regarding the amortized cost method for valuing the Portfolio's portfolio securities, see "Net Asset Value," in the Statement of Additional Information.

  <\REDLINE>

  TAXES


  <REDLINE>

  The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code.
  Because of this qualification, the Portfolio will not be liable for Federal income taxes to the extent its earnings are distributed.

  Dividends derived from  interest and dividends received  by the
  Fund,  together with  distributions of  any  short-term capital
  gains,  are   taxable  as  ordinary   income  whether  or   not
  reinvested.

  Statements as to the Federal tax status of shareholders' dividends and distributions will be mailed annually. Shareholders should consult their tax advisers concerning the tax status of the Fund's dividends in their own states and localities.

  Shareholders are required by law to certify that their tax identification number is correct and that they are not subject to back-up withholding. In the absence of this certification, the Fund is required to withhold taxes at the rate of 31% on dividends, capital gains distributions and redemptions. Shareholders who are non-resident aliens may be subject to a withholding tax on dividends earned.


  <\REDLINE>


  ORGANIZATION AND DESCRIPTION OF COMMON STOCK


  <REDLINE>

  The Fund is an open-end, diversified investment company. It was incorporated in Maryland on July 24, 1985 and has a present authorized capital of 1,000,000,000 shares of $.001 par value common stock which may be issued in three separate classes: Rushmore U.S. Government Bond Portfolio, the Rushmore Nova Portfolio, and the Rushmore Money Market Portfolio.


  All shares of the Fund are freely transferable. The shares do not have preemptive rights, and none of the shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption or any other feature. Shares have equal voting rights, except that in a matter affecting only a particular Portfolio, such as a change in investment policy, only shares of that Portfolio may be entitled to vote on the matter. Because the shares have non-cumulative voting rights, the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors, if they choose to do so. In such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any directors. Shareholder inquiries can be made by telephone ((800) 343-3355) or by mail (4922 Fairmont Avenue, Bethesda, Maryland 20814).

  Under Maryland Corporate law, a registered investment company is not required to hold an annual shareholders' meeting if the Investment Company Act of 1940 does not require a meeting. The Act does require a meeting if the following actions are necessary: ratification of the selection of independent public accountants, approval of the investment advisory agreement, election of the board of directors or approval of the appointment of directors to board vacancies when such vacancies cause less than two-thirds of the board to have been elected. Under the Investment Company Act of 1940, shareholders have the right to remove directors and, if holders of 10% of the outstanding shares request in writing, a shareholders' meeting must be called. As of the date of this Prospectus, officers and directors of the Fund, as a group, own less than 1% of the shares outstanding.


  <\REDLINE>


  MANAGEMENT OF THE FUND


  Investment Adviser and Administrative Servicing Agent

  <REDLINE>


  The Fund is provided investment advice and management services by Money Management Associates, 1001 Grand Isle Way, Palm Beach Gardens, Florida 33418 (the "Adviser"). The Adviser provides investment advice and management to other mutual funds including Fund for Government Investors, Inc., Fund for Tax-Free Investors, Inc. and the American Gas Index Fund, Inc. As of August 31, 1995, total assets under the Adviser s management were approximately $950 million.

  Under an Agreement with the Adviser, the Portfolio pays the Adviser a fee at an annual rate based on 0.50% of the net assets of the Portfolio. The Adviser manages the investment and reinvestment of the assets of the portfolios of the Fund and administers the affairs of the Fund, subject to the control of the officers and the Board of Directors of the Fund. Investment decisions are made by committee. The Adviser bears all costs associated with providing these services. For the fiscal year ended August 31, 1995, the Portfolio paid the Adviser investment advisory fees of 0.50% (50/100 of 1%) of average daily net assets of the Portfolio. The Portfolio's net expenses exclusive of the investment advisory fees were 0.25% (25/100 of 1%) for the fiscal year.

  Effective September 1, 1993, the Board of Directors approved an arrangement whereby Rushmore Trust and Savings, FSB, 4922 Fairmont Avenue, Bethesda, Maryland 20814, a majority-owned subsidiary of the Adviser, provides transfer agency, dividend-disbursing and administrative services to the Fund. The
  Portfolio pays an annual fee of 0.25% (25/100 of 1%) of average daily net assets for these services.


  <\REDLINE>

  Officers and Directors

  The Fund has a Board of Directors  which is responsible for the
  general supervision  of the  Fund's business.   The  day-to-day
  operations of the Fund are the responsibility of the Fund's officers.

  <REDLINE>
                      THE RUSHMORE FUND, INC.

                  RUSHMORE MONEY MARKET PORTFOLIO


                             PROSPECTUS

                          January 1, 1996


                         Table of Contents

                                                             Page


  Fee Table . . . . . . . . . . . . . . . . . . . . . . . . . .

  Financial Highlights  . . . . . . . . . . . . . . . . . . . .


  Performance Data  . . . . . . . . . . . . . . . . . . . . . .

  Investment Objective and Policies . . . . . . . . . . . . . .

  How to Invest in the Portfolio  . . . . . . . . . . . . . . .


  How to Redeem an Investment (Withdrawals) . . . . . . . . . .

  Exchanges . . . . . . . . . . . . . . . . . . . . . . . . . .


  Transaction Charges . . . . . . . . . . . . . . . . . . . . .

  Tax-Sheltered Retirement Plans  . . . . . . . . . . . . . . .


  Dividends and Distributions . . . . . . . . . . . . . . . . .

  Net Asset Value . . . . . . . . . . . . . . . . . . . . . . .


  Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . .

  Organization and Description of Common Stock  . . . . . . . .

  Management of the Fund  . . . . . . . . . . . . . . . . . . .


  <\REDLINE>

                               PART B

                      THE RUSHMORE FUND, INC.

                      RUSHMORE NOVA PORTFOLIO


           4922 Fairmont Avenue, Bethesda, Maryland 20814
                 (301) 657-1517     (800) 621-7874

                STATEMENT OF ADDITIONAL INFORMATION


  The Rushmore Nova Portfolio (the "Portfolio") is one of a series of portfolios in The Rushmore Fund, Inc. (the "Fund"), an open-end management investment company. The objective of the Portfolio is to provide total returns over time that are superior to the market average as measured by the Standard & Poor's 500 Composite Price Index. The Portfolio is designed for investors seeking growth of capital rather than current income. In attempting to achieve its objective, the Portfolio will employ aggressive investment techniques, which include engaging in shorts sales and transactions in options and futures contracts, as well as the use of leverage. Because of the inherent risks in any investment, there can be no assurance that the Portfolio's investment objective will be met. The Portfolio is not intended for investors whose principal objective is assured income or preservation of capital.

  <REDLINE>


  This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Portfolio's Prospectus, dated January 1, 1996. A copy of the Portfolio's Prospectus may be obtained without charge by writing or telephoning the Fund.

  The date of this Statement of Additional Information is January 1, 1996.


  <\REDLINE>

                STATEMENT OF ADDITIONAL INFORMATION

                         Table of Contents




                                     Cross Reference to Related Item in
                                     Prospectus
                                                 Page in
                                              Statement of             Page in
                                         Additional Information       Prospectus


   Investment Policies                              3                    1,5


   Investment Restrictions                          5                      5

   Portfolio Transactions and                       5                     10
   Brokerage


   Management of the Fund                           8                     16

   Principal Holders of Securities                  9                     16


   Net Asset Value                                  --                    14


   Performance Information                          7                      4

   Calculation of Return Quotations                 7                      4


   Dividends, Distributions, and                   11                     14
   Taxes

   Auditors and Custodian                          14                    3,17


   Financial Statements                            14                      3


  INVESTMENT POLICIES

  Options Transactions

  Options on Securities

  <REDLINE>

  In an effort to enhance performance and to hedge the Portfolio's risk exposure, the Portfolio may write (sell) covered call and secured put options with respect to certain of the Portfolio's portfolio securities, at such time and from time to time, as Money Management Associates, the investment advisor to the Portfolio (the "Adviser"), shall determine to be appropriate and consistent with the investment objective of the Portfolio. A covered call option means that the Portfolio owns the underlying security on which the option is written. By writing a call option, the Portfolio may become obligated during the term of the option to deliver the securities underlying the option at the exercise price if the option is exercised. A secured put option means that the Portfolio has and maintains on deposit with its custodian bank cash or U.S. Government securities having a value equal to the exercise value of the option. By writing a put option, the Portfolio may become obligated during the term of the option to purchase the securities underlying the option at the exercise price. Options written by the Portfolio will be conducted on recognized securities exchanges. The Portfolio does not presently intend to invest more than 5% of its net assets in securities options transactions.

  <\REDLINE>

  When writing call options on securities, the Portfolio may cover its position by owning the underlying security on which the option is written. Alternatively, the Portfolio may cover its position by owning a call option on the underlying security which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the Portfolio or, if higher, by owning such call option and depositing and maintaining in a segregated account cash or liquid high-grade debt securities equal in value to the difference between the two exercise prices. In addition, the Portfolio may cover its position by depositing and maintaining in a segregated account cash or liquid high-grade debt securities equal in value to the exercise price of the call option written by the Portfolio. When the Portfolio writes a put option, the Portfolio will have and maintain on deposit with its custodian bank cash or liquid high-grade debt securities having a value equal to the exercise value of the option.

  During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of the option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation ("OCC"), an institution created to interpose itself between buyers and seller of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction.

  The principal reason for writing call options on stocks held by the Portfolio is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. In return for the premium, the call option writer has given up the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. Conversely, the put option writer gains a profit, in the form of the premium, so long as the price of the underlying security remains above the exercise price, but assumes an obligation to purchase the underlying security from the buyer of the put option at the exercise price, even though the security may fall below the exercise price, at any time during the option period. If an option expires, the writer realizes a gain in the amount of the premium. Such a gain may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer realizes a gain or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill his obligation to purchase the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

  The  writing  of  option  contracts  is  a  highly  specialized activity which involves investment techniques and risks different from those ordinarily associated with investment companies, although the Adviser believes that the writing of covered call options listed on an exchange, where the Portfolio owns the underlying security, tends to reduce such risks. The option writer forgoes the opportunity to profit from an increase in market price of the underlying security above the exercise price so long as the option remains open. Securities for the Portfolio's portfolio will continue to be bought and sold solely on the basis of investment considerations and appropriateness to the fulfillment of the Portfolio's objective.

  Options on Securities Indexes

  The Portfolio may write (sell) covered call options and secured put options on stock indexes listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing the Portfolio's investment objective. Options on indexes are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option. When the Portfolio writes a covered option on an index it will be required to deposit and maintain with a custodian cash or high-grade, liquid short-term debt securities equal in value to the aggregate exercise price of a put or call option pursuant to the requirements and the rules of the applicable exchange. If, at the close of business on any day, the market value of the deposited securities falls below the contract price, the Portfolio will deposit with the custodian cash or U.S. Government securities equal in value to the deficiency.

  From time to time, the Portfolio may purchase options on the individual stocks comprising the index or options on indexes themselves. The purchase of index options would be made in an effort to increase the Portfolio's correlations to the index when, in the opinion of the Adviser, purchase of stocks comprising the index could not be done without incurring disproportionately high transaction and brokerage costs.

  Repurchase Agreements

  <REDLINE>

  As discussed in the Portfolio's Prospectus, the Portfolio may enter into repurchase agreements with financial institutions. The Portfolio follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Adviser. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Portfolio will seek to liquidate such collateral. However, the exercising of the Portfolio's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Portfolio could suffer a loss. It is the current policy of the Portfolio not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Portfolio, amounts to more than 10% of the Portfolio's total assets. The investment by the Portfolio in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

  <\REDLINE>

  Lending of Portfolio Securities

  The Portfolio may lend portfolio securities to brokers, dealers, and member banks of the Federal Reserve System for the purpose of earning additional income, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the Portfolio and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the Portfolio any income accruing thereon, and the Portfolio may invest the cash collateral in portfolio securities, thereby earning additional income. The Portfolio will enter into securities lending transactions only with parties who meet the creditworthiness standards approved and monitored by the Fund's Board of Directors. In the event of a default or bankruptcy by a borrower, the Portfolio will promptly seek to liquidate collateral. However, the exercise of the Portfolio's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale of collateral on a default of a borrower were less than the borrower's obligation to the Portfolio, the Portfolio could suffer a loss. The Portfolio will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which the Portfolio's shares are qualified for sale and does not presently intend to lend more than 5% of the value of the Portfolio's total assets.

  The Portfolio will enter into securities lending and repurchase transactions only with parties who meet credit worthiness standards approved and monitored by the Fund's Board of Directors. In the event of a default or bankruptcy by a seller or borrower, the Portfolio will promptly seek to liquidate collateral. However, the exercise of the

  Portfolio's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale of collateral on a default of the seller or borrower were less than the seller's or borrower's obligation, the Portfolio could suffer a loss.

  Portfolio Transactions

  Brokerage commissions are normally paid on options and common stock transactions. A higher portfolio turnover on those transactions involving commissions will lead to higher portfolio expenses. It is the policy of the Portfolio to obtain the best price and execution for all of its security transactions.

  INVESTMENT  RESTRICTIONS

  The following investment restrictions supplement those set forth in the Prospectus. These restrictions are fundamental and may not be changed without prior approval of a majority of the Portfolio's outstanding voting shares. As defined in the Investment Company Act of 1940, as amended, the term "majority" means the vote of the lesser of: (a) 67% or more of the shares of the Portfolio at a meeting where more than 50% of the outstanding shares of the Portfolio are present in person or represented by proxy; or (b) more than 50% of the outstanding shares of the Portfolio. (All policies of the Portfolio not specifically identified in this Statement of Additional Information or the Portfolio's Prospectus as fundamental may be changed without a vote of the shareholders of the Portfolio.) For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment. Any subsequent change in a particular percentage resulting from fluctuations in value does not require the elimination of any security from the Portfolio's portfolio.

  The Portfolio may not:

  1. borrow money except as a temporary measure to facilitate redemptions. Such borrowing may be in an amount not to exceed 30% of the Portfolio's total assets, taken at current value, before such borrowing. The Portfolio may not purchase an investment security if a borrowing by the Portfolio is outstanding.

  2. make short sales of Portfolio securities or purchase any portfolio securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The deposit or payment by the Portfolio of initial or variation margin in connection with futures or options transactions is not considered to be a securities purchase on margin.

  3. make loans except through repurchase agreements and through the loans of portfolio securities provided the borrower maintains collateral equal to at least 100% of the value of the borrowed security, and marked to market daily.

  4.   underwrite securities of any other issuer.

  5.   purchase   or   sell   real   estate,  including   limited
       partnership interests.

  6. purchase or sell restricted securities or warrants, nor may it issue senior securities.

  7. purchase any security whereby it would account for more than 10% of any issuer's outstanding shares.

  8. purchase securities of any issuer if, as a result of such a purchase, as to 50% of the Portfolio's assets, such securities would account for more than 5%, (as defined by
       Section 5 (b)(1) of the Investment Company Act of 1940), of the Portfolio's assets. There is no limitation, however, as to investments issued or guaranteed by the United States Government, its agencies or instrumentalities, or in obligations of the United States Government, its agencies or instrumentalities, which are purchased in accordance with the Portfolio's investment objective and policies.

  9. concentrate more than 25% of its assets in any one industry, except to the extent that such concentration may be directed by the stock indexes.

  The following restrictions have been adopted by the Portfolio but are not considered fundamental and may be changed by the Board of Directors of the Fund.

  The Portfolio may not:

  1.   invest  in   companies  for  the   purpose  of  exercising
       management or control.

  2. purchase more than 10% of the voting securities of any one issuer, or more than 10% of the securities of any class of any one issuer.

  3. purchase or hold the securities of any issuer if those officers or directors of the Fund, or of Money Management Associates, who individually own beneficially more than 5% of the outstanding securities of the issuer, together own beneficially more than 5% of those securities.

  4.   invest  in  securities  of   other  investment  companies,
       except at customary brokerage commission rates or in connection with mergers, consolidations or offers of exchange.

  5. purchase the securities of companies which, including predecessors, have a record of less than three years continuous operation if, as a result, more than 5% of the market value of the Portfolio's assets would be invested in such companies.

  6.   invest  more  than   10%  of  their  assets   in  illiquid
       securities.

  7.   invest in oil, gas or other mineral leases.

  8.   issue shares for other than cash.


  PORTFOLIO TRANSACTIONS AND BROKERAGE

  Subject to the general supervision by the Board of Directors of the Fund (the "Board"), the Adviser is responsible for decisions to buy and sell securities for the Portfolio, the selection of brokers and dealers to effect the transactions, and the negotiation and payment of any and all brokerage commissions, if any. Purchases and sales of portfolio securities are normally transacted through issuers, underwriters or major dealers in U.S. Government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

  <REDLINE>

  The Adviser may serve as an investment manager to a number of clients, including other investment companies. It is the practice of the Adviser to cause purchase and sale transactions to be allocated among the Portfolio and others whose assets the Adviser manages in such manner as it deems equitable. The main factors considered by the Adviser in making such allocations among the Portfolio and other client accounts of the Adviser are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person responsible for managing the portfolios of the Portfolio and the other client accounts.

  The policy of the Portfolio regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Portfolio's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Portfolio believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Portfolio and the Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

  In seeking to implement the Portfolio's policies, the Adviser effects transactions with those brokers and dealers who the Adviser believes provide the most favorable prices and are capable of providing efficient executions. If the Adviser believes such prices and executions are obtainable from more than one broker or dealer, the Adviser may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Portfolio or the Adviser. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. If the broker-dealer providing these additional services is acting as a principal for its own account, no commissions would be payable. If the broker-
  dealer   is  not  a  principal,  a  higher  commission  may  be
  justified, at the determination of the Adviser, for the additional services.

  The information and services received by the Adviser from brokers and dealers may be of benefit to the Adviser in the management of accounts of some of its other clients and may not in all cases benefit the Portfolio directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Adviser and thereby reduce the Adviser's expenses, this information and these services are of indeterminable value and the management fee paid to the Adviser is not reduced by any amount that may be attributable to the value of such information and services.

  For the fiscal years ended August 31, 1995, 1994, and 1993, total brokerage commissions paid by the Adviser amounted to approximately $1,394, $ -0-, and $204,559, respectively.

  <\REDLINE>

  MANAGEMENT OF THE FUND

  The names and addresses of the directors and officers of the Fund and the officers of the Fund's investment adviser, Money Management Associates (the "Adviser"), together with information as to their principal business occupations during the past five years, are set forth below. Fees and expenses for non-interested directors will be paid by the Fund.

  <REDLINE>

  *Daniel L. O'Connor, 53 -  Chairman of the Board  of Directors,
  President,  and Treasurer  of  the  Fund. General  Partner  and
  Chief Operating  Officer of the Adviser.   Address:  1001 Grand
  Isle Way, Palm Beach Gardens, Florida 33418.

  *Richard  J.  Garvey, 62  -  Director  of  the  Fund.   Limited
  Partner  of  the  Adviser.    Address:  4922  Fairmont  Avenue,
  Bethesda, Maryland 20814.

  Jeffrey  R. Ellis, 51 - Director  of the Fund.  Vice President,
  LottoFone,  Inc.,  a  telephone  state lottery  service,  since
  1993.  Vice   President  Shoppers   Express,  Inc.   1988-1992.
  Address: 513 Kerry Lane, Virginia Beach, Virginia 23451.

  Bruce  C. Ellis,  51 - Director  of the Fund.   Vice President,
  LottoPhone,  Inc.,  a telephone  state  lottery service,  since
  1991.   Vice  President,  Shoppers   Express,  Inc.  1986-1992.
  Address: 7108 Heathwood Court Bethesda, Maryland  20817.

  Patrick F. Noonan, 53 - Director of the Fund. Chairman and Chief Executive Officer of the Conservation Fund since 1986. Vice Chairman, American Farmland Trust and Trustee, American Conservation Association since 1985. President, Conservation Resources, Inc. since 1981. Address: 11901 Glen Mill Drive, Potomac, Maryland 20854.

  Michael D. Lange, 54 - Director of the Fund. Vice President, Capital Hill Management Corporation since 1967. Owner of
  Michael D. Lange, Ltd., a builder and developer since 1980. Partner of Greatfull Falls, a building developer since 1994.
  Address:  7521 Pepperell Drive, Bethesda, Maryland  20817.

  Leo  Seybold, 80 -  Director of  the Fund.   Retired.  Address:
  5804 Rockmere Drive, Bethesda, Maryland 20816.

  <\REDLINE>

  <REDLINE>
  <\REDLINE>

  *Rita A. Gardner,  52 - Director of the  Fund.  Limited Partner
  of the Adviser.  Vice  President and Director of  MMA Services,
  Inc. until  1993.   Address:   4922 Fairmont Avenue,  Bethesda,
  Maryland 20814.

  <REDLINE>

  Timothy  N.  Coakley, CPA,  28   -  Controller.  Audit Manager,
  Deloitte &  Touche LLP,  until 1994.   Address:  4922  Fairmont
  Avenue, Bethesda, Maryland 20814.

  Stephenie E. Adams, 26 - Secretary. Director of Marketing, Rushmore Services, Inc., from July 1994 to present. Regional Sales Coordinator, Media General Cable, from June 1993 to June 1994. Graduate Student, Northwestern University, M.S., from September 1991 to December 1992. Student, Stephens College, Columbia, Missouri, B.S., from August 1987 to May 1991.
  Address:  4922 Fairmont Avenue, Bethesda, Maryland 20814.

  <\REDLINE>

  *Indicates an "interested person" as that term is defined in the Investment Company Act of 1940.

  <REDLINE>

  Certain directors and officers of the Fund are also directors and officers of Fund for Government Investors, Inc., Fund for Tax-Free Investors, Inc., and American Gas Index Fund, Inc., other investment companies that are managed by the Adviser. As of December 8, 1995, the directors and officers of the Fund, as a group, owned, of record and beneficially, 58.3% of the shares of the Portfolio.

  The Adviser, which has its office at 1001 Grand Isle Way, Palm Beach Gardens, Florida 33418, provides the Fund with investment advisory services. The Adviser is a limited partnership which was formed under the laws of the District of Columbia on August 15, 1974. Its primary business since inception has been to serve as the investment adviser to Fund for Government Investors, Inc., Fund for Tax-Free Investors, Inc., The Rushmore Fund, Inc., and the American Gas Index Fund, Inc. Daniel L. O'Connor is the sole general partner of the Adviser, and, as such, exercises control thereof.

  Under an  Investment Advisory  Agreement between  the Fund  and
  the   Adviser,   dated  October   10,   1985   (the   "Advisory

  Agreement"), the Adviser provides investment advice to the Portfolio and oversees its day-to-day operations, subject to direction and control by the Fund's Board of Directors. Pursuant to the Advisory Agreement, the Portfolio pays the Adviser a fee at an annual rate based on 0.75% of the net assets of the Portfolio. The Adviser may, from its own resources, including profits from advisory fees received from the Portfolio provided such fees are legitimate and not excessive, make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Portfolio shares. For the fiscal years ended August 31, 1995, 1994, and 1993, the Portfolio paid advisory fees to the Adviser of approximately $3,223, $274, and $235,755, respectively.

  Under a Service Agreement between the Fund and Rushmore Trust and Savings, FSB ("RTS"), dated September 1, 1993, RTS provides transfer agency, dividend-disbursing and administrative services to the Portfolio. The services of RTS are provided to the Portfolio on a fee basis and are paid by the Portfolio. RTS will charge an annual fee of 50 basis points (0.50%) on the average daily net assets of the Portfolio. The non-interested directors of the Fund have reviewed the fee structure and determined that it is competitive and in the best interest of the shareholders of the Portfolio. The fee will be reviewed and approved annually by the non-interested directors of the Fund. For the fiscal year ended August 31, 1995, the Portfolio paid service fees to RTS of approximately $2,148. The Portfolio is subject to the self-custodian rules of the Securities and Exchange Commission. These rules require that the custodian be subject to three securities verification examinations each year conducted by the Fund's independent accountant. Two of the examinations must be performed on an unannounced surprise basis.

  <\REDLINE>


  PRINCIPAL HOLDERS OF SECURITIES

  <REDLINE>

  On December 8, 1995, there were 30,000 shares of the Portfolio outstanding. Daniel L. O'Connor, Palm Beach Gardens, Florida, John E. Herzog, New York, New York, and David Bostian, Jr., New York, New York, owned 58.3%, 33.3%, and 8.3% of the Portfolio, respectively.

  <\REDLINE>

  PERFORMANCE INFORMATION

  The Portfolio from time to time may include its total return in advertisements or reports to shareholders or prospective shareholders. Quotations of average annual total return for the Portfolio will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Portfolio over a period of at least one, five, and ten years (up to the life of the Portfolio) (the ending date of the period will be stated). Total return is calculated from two factors: the amount of dividends earned by each Portfolio share and by the increase or decrease in value of the Portfolio's share price.

  Performance information for the Portfolio contained in reports and promotional literature may be compared to various unmanaged indexes, including, but not limited to, the Standard & Poor's 500 Composite Stock Price Index (the "S&P500") or the Dow Jones Industrial Average (the "DJIA"). Such unmanaged
  indexes   may  assume  the   reinvestment  of   dividends,  but
  generally do not reflect deductions for operating costs and expenses. In addition, the Portfolio's total return may be compared to other mutual funds' performances as published by such organizations as Lipper Analytical Services, Inc. ("Lipper"), and CDA Investment Technologies, Inc., among others. When Lipper's tracking results are used, the
  Portfolio will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. The Portfolio, therefore, may be compared to funds within Lipper's capital appreciation fund category. Rankings may be listed among one or more of the asset-size classes as determined by Lipper. Since the assets in all mutual funds are always changing, the Portfolio may be ranked within one Lipper asset-size class at one time and in another Lipper asset-size class at some other time. Footnotes in advertisements and other marketing literature will include the time period and Lipper asset-size class, as applicable, for the ranking in question. Performance figures are based on historical results and are not intended to indicate future performance.


  CALCULATION OF RETURN QUOTATIONS

  For purposes of quoting and comparing the performance of the Portfolio to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance may be stated in terms of total return. Under the rules of the Securities and Exchange Commission ("SEC Rules"), Portfolio advertising performance must include total return quotes calculated according to the following formula:

                           P (1+T)N = ERV

       Where:  P =  a hypothetical initial payment of $1,000;

               T =  average annual total return;

               n =  number of years (1, 5, or 10); and

             ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of the 1, 5, or 10 year periods (or fractional portion thereof).

  Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5, and 10 year periods or a shorter period dating from the effectiveness of the Registration Statement of the Portfolio. In calculating the ending redeemable value, all dividends and distributions by the Portfolio are assumed to have been reinvested at net asset value as described in the Portfolio's Prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5, and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

  The Portfolio, from time to time, also may include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of the Portfolio with other measures of investment return. For example, in comparing the total return of the Portfolio with data published by Lipper Analytical Services, Inc., or with the performance of the S&P 500 or the DJIA, the Portfolio calculates its aggregate total return for the specified periods of time by assuming the investment of $10,000 in Portfolio shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under SEC Rules.

  <REDLINE>

  The Portfolio's average annual compounded rate of return for the one and five year periods ended August 31, 1995, assuming the reinvestment of all dividends and distributions, was 8.80% and 4.43%, respectively.

  <\REDLINE>

  DIVIDENDS, DISTRIBUTIONS, AND TAXES

  The Portfolio will seek to qualify for treatment as a regulated investment company (a "RIC") under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the
  "Code"). Provided that the Portfolio (i) is a RIC and (ii) distributes at least 98% of its net investment income (including, for this purpose, net realized short-term capital gains), the Portfolio will not be liable for Federal income taxes to the extent its net investment income and its net realized long- and short-term capital gains, if any, are distributed to the Portfolio's shareholders. One of several requirements for RIC qualification is that the Portfolio receives at least 90% of the Portfolio's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to the Portfolio's investments in stock, securities, and foreign currencies (the "90% Test").

  In addition, under the Code, the Portfolio will not qualify as a RIC for any taxable year if more than 30% of the Portfolio's gross income for that year is derived from gains on the sale of securities held less than three months (the "30% Test"). These requirements may also restrict the extent of the Portfolio's activities in option and other portfolio transactions. Specifically, the 30% Test will limit the extent to which the Portfolio may: (i) sell securities held for less than three months; (ii) write options which expire in less than three months; and (iii) effect closing transactions with respect to call or put options that have been written or purchased within the preceding three months. Finally, as discussed below, this 30% Test requirement also may limit investments by the Portfolio in futures contracts and options on stock indexes, securities, and futures contracts.

  When the Portfolio is required to sell securities to meet significant redemptions or exchanges, the Portfolio may enter into futures contracts for the S&P 500 as a hedge against
  price declines  in the securities  to be sold.   Gains realized
  by the Portfolio  upon closing out the  Portfolio's position in
  these  contracts are  subject  to the  30%  Test.   Ordinarily,
  these gains  could not be  offset by declines  in the value  of
  the  hedged  securities.    Section   851(g)(1)  of  the  Code,
  however, provides that, in the case of a "designated hedge," for purposes of the 30% Test, increases and decreases in value (during the period of the hedge) of positions which are part
  of the  hedge are to be netted.   Section 851(g)(2) of the Code
  provides that a "designated hedge" exists when: (i) the risk of loss is reduced by reason of a contractual obligation to sell substantially identical property; and (ii) the taxpayer clearly identifies the positions which are part of the hedge inthemannerprescribedinInternalRevenueService("IRS")regulations.

  IRS regulations have not yet been issued specifying how this identification requirement can be satisfied. The legislative history with respect to Section 851(g) states that, prior to issuance of regulations, the identification requirement is satisfied either by: (i) placing the positions that are part of the hedge in a separate account that is maintained by a broker, futures commission merchant ("FCM"), custodian, or similar person, and that is designated as a hedging account, provided that such person maintaining such account makes notations identifying the hedged and hedging positions and the date on which the hedge is established; or (ii) the designation by such a broker, FCM, custodian, or similar person of such positions as a hedge for purposes of these provisions, provided that the RIC is provided with a written confirmation stating the date that the hedge is established and identifying the hedged and hedging positions.

  When the Portfolio enters into futures contracts to hedge against price declines of securities to be sold, the Portfolio may identify such securities and contracts as a hedge so as to qualify under Section 851(g)(1) of the Code. There can be no assurances, however, that the Portfolio (or the Portfolio's agents) will be able to comply with the identification requirements that may be contained in future IRS regulations. Moreover, the netting rule of Section 851(g)(1) is available only if the securities to be sold and the futures contracts constitute "substantially identical" property. The Portfolio generally intends to sell pro rata all such securities, but it is unclear whether the securities and the futures contracts would constitute "substantially identical" property.

  The Portfolio may experience difficulty in satisfying the 30% Test because of frequent redemptions and exchanges of shares that may occur. To the extent it is possible to do so, the Portfolio will seek to meet its obligations in connection with redemptions and exchanges without the realization of gains on the sales of stock or securities, options, futures or forward contracts, or foreign currencies (or options, futures contracts, or forward contracts on such foreign currencies). In this regard, the Portfolio will seek (consistent with its investment strategies) to use available cash, proceeds of borrowing facilities, proceeds of the sale of stock or securities, options, futures or forward contracts, or foreign currencies (or options, futures contracts, or forward contracts on such foreign currencies) that have been held for three months or more, and the proceeds of the sale of such assets that produce either no gain or the smallest amount of such gain.

  Section 851(h)(3) of the Code also provides a special rule for series mutual funds with respect to the 30% Test. Pursuant to
  Section 851(h)(3), a RIC that is part of a series fund will not fail the 30% Test as a result of sales made within five days of "abnormal redemptions" if: (i) the sum of the percentages for abnormal redemptions exceeds 30%; and (ii) the RIC of which such fund is a part would meet the 30% Test if all the funds of the investment company were treated as a single corporation. Abnormal redemptions are deemed to occur on any day when net redemptions exceed one percent of net asset value. If abnormal redemptions require the Portfolio to sell securities with a holding period of less than three months, the Portfolio intends to make those sales within five days of such redemptions so as to qualify for the exclusion afforded by Section 851(h)(3) of the Code if it is possible to do so.

  Despite the Portfolio's objective to satisfy the requirements of Section 851 of the Code, there can be no assurance that the Portfolio's efforts to achieve that objective will be successful. In this regard, the risk of a failure of the 30% Test by the Portfolio is greatest in the Portfolio's first taxable year following the recommencement of the Portfolio's operations, because any gains realized by the Portfolio on sales of stock or securities, options, futures or forward contracts, or foreign currencies (or options, futures contracts, or forward contracts on such foreign currencies) that are made before the Portfolio has completed three month of such operations will inevitably be gains from the sales of such assets that have been held by the Portfolio for less than three months, and because such first taxable year of the Portfolio will be for a period of less than 12 months, so that the opportunity for the Portfolio to produce income that would not be disqualifying income under the 30% Test will be limited. In addition, while Section 851(h)(3) of the Code excludes gains from certain sales of stock or securities, options, futures or forward contracts, or foreign currencies (or options, futures contracts, or forward contracts on such foreign currencies) for purposes of the 30% Test, the benefit of this exclusion is limited where, as is the case with the Portfolio of the Fund, the series fund(s) of a series investment company is newly formed (or newly reactivated) and has not yet produced substantial amounts of income that would not be disqualifying income under the 30% Test.

  If the Portfolio does not satisfy the 30% Test for any taxable year of the Portfolio, the Portfolio will not qualify as a RIC for that year. If the Portfolio fails to qualify as a RIC for any taxable year, the Portfolio would be taxed in the same manner as an ordinary corporation. In that event, the Portfolio would not be entitled to deduct the distributions which the Portfolio had paid to shareholders and, thus, would incur a corporate income tax liability on all of the Portfolio's taxable income whether or not distributed. The imposition of corporate income taxes on the Portfolio would directly reduce the return to an investor from an investment in the Portfolio.

  In the event of a failure by the Portfolio to qualify as a RIC, the Portfolio's distributions, to the extent such distributions are derived from the Portfolio's current or accumulated earnings and profits, would constitute dividends that would be taxable to shareholders as ordinary income and would be eligible for the dividends-received deduction for corporate shareholders. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Portfolio qualified as a RIC.

  If the Portfolio were to fail to qualify as a RIC for one or more taxable years, the Portfolio could then qualify (or requalify) as a RIC for a subsequent taxable year only if the Portfolio had distributed to the Portfolio's shareholders a taxable dividend equal to the full amount of any earnings or profits (less the interest charge mentioned below, if applicable) attributable to such period. The Portfolio might also be required to pay to the IRS interest on 50% of such accumulated earnings and profits. In addition, pursuant to the Code and an interpretative notice issued by the IRS, if the Portfolio should fail to qualify as a RIC and should thereafter seek to requalify as a RIC, the Portfolio may be subject to tax on the excess (if any) of the fair market of the Portfolio's assets over the Portfolio's basis in such assets, as of the day immediately before the first taxable year for which the Portfolio seeks to requalify as a RIC.

  If the Portfolio determines that the Portfolio will not qualify as a RIC under Subchapter M of the Code, the Portfolio will establish procedures to reflect the anticipated tax liability in the Portfolio's net asset value.

  As a RIC, the Fund will not be subject to Federal income taxes on the net investment income and capital gains that it distributes to its shareholders. The distribution of net investment income and capital gains will be taxable to shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares.
  Distributions reported to shareholders as long-term capital gains shall be taxable as such, regardless of how long the shareholder has owned the shares. Shareholders will be notified annually by the Fund as to the Federal tax status of all distributions made by the Portfolio. Distributions may be subject to state and local taxes.

  The Portfolio has available to it a number of elections under the Code concerning the treatment of option transactions for tax purposes. The Portfolio will utilize the tax treatment most favorable to a majority of investors in the Portfolio. Taxation of these transactions will vary according to the elections made by the Portfolio. These tax considerations may have an impact on investment decisions made by the Portfolio.

  If a call option written by the Portfolio expires, the amount of the premium received by the Portfolio for the option will be short-term or long-term capital gain to the Portfolio
  depending  on   the  Portfolio's     holding  period  for   the
  underlying security. If such an option is closed by the Portfolio, any gain or loss realized by the Portfolio as a result of the closing purchase transaction will be short-term or long-term capital gain or loss to the Portfolio depending on the Portfolio's holding period for the underlying security. If the holder of a call option exercises its right under the option, any gain or loss realized by the Portfolio upon the sale of the underlying security pursuant to such exercise will be short-term or long-term capital gain or loss to the Portfolio depending on the Portfolio's holding period for the underlying security.

  With respect to call options purchased by the Portfolio, the Portfolio will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Portfolio's holding period for the call option. If such a call option is exercised, the amount paid by the Portfolio for the option will be added to the basis of the stock so acquired.

  The Portfolio in its operations will also utilize options on stock indexes. Options on broadbased stock indexes are classified as nonequity options under the Code. As such, gains and losses resulting from the expiration, exercise, or closing of such nonequity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter blended gain or loss). In addition, any option held by the Portfolio on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

  The Portfolio's trading strategies involving nonequity options on stock indexes may constitute "straddle" transactions. "Straddles" may effect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions.

  The Portfolio's transactions in options could, under some circumstances, preclude the Portfolio's qualifying for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Code. However, it is the intention of the Portfolio's management to limit gains from such investments to less than 10% of the gross income of the Portfolio during any fiscal year in order to maintain this qualification.

  AUDITORS AND CUSTODIAN

  Deloitte   &   Touche   LLP,   independent   certified   public
  accountants, are the auditors of the Fund. Rushmore Trust and Savings, FSB, Bethesda, Maryland, acts as the custodian bank for the Fund.

  FINANCIAL STATEMENTS

  <REDLINE>

  Following are  the financial  statements of  the Portfolio  for
  the  fiscal  year  ended  August  31,  1995.    Such  financial
  statements have been audited by the Portfolio's independent auditor, Deloitte & Touche LLP.

  <\REDLINE>

                              THE RUSHMORE FUND, INC.
                                   NOVA PORTFOLIO
                              STATEMENT OF NET ASSETS
                                  August 31, 1995

                                                          Market
                                                          Value
  Common Stocks                                Shares     (Note 1)

  General Industrial         2.89%
  Fleetwood Enterprises, Inc.                    1,000       19,625

  Manufacturing              5.16%
  Baxter International                             900       35,100

  Oil Well Services          4.98%
  Halliburton, Inc.                                800       33,900

  Oil Drilling               4.76%
  Texaco, Inc.                                     500       32,375

  Total Common Stocks       17.79%
  (Cost $117,367)                                           121,000

  Mutual Funds              81.94%

  Fund for Government Investors, Inc.
  (Cost $557,328)                              557,328      557,328

  Total Investments         99.73%
  (Cost $674,695)                                           678,328

  Other Assets Less
    Liabilities -            0.27%                            1,839

  Net Assets 100.00% (Note 6)                              $680,167

  Net Asset Value Per Share (Based
    on 62,500 Shares Outstanding)                          $  10.88


       See Notes to Financial Statements.

                              THE RUSHMORE FUND, INC.
                                   NOVA PORTFOLIO
                              STATEMENT OF OPERATIONS
                         For the Year Ended August 31, 1995


  INVESTMENT INCOME

       Interest (Note 1)  . . . . . . . . . . . . . . . . . . . . . . . .  $13,803
       Dividends (Note 1) . . . . . . . . . . . . . . . . . . . . . . . .    4,328

       Total Investment Income  . . . . . . . . . . . . . . . . . . . . .   18,131

  EXPENSES

       Investment Advisory Fee (Note 2) . . . . . . . . . . . . . . . . . .  3,223
       Administrative Fee (Note 2)  . . . . . . . . . . . . . . . . . . .    2,148

       Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . .    5,371

  NET INVESTMENT INCOME . . . . . . . . . . . . . . . . . . . . . . . . .   12,760

       Net Realized Gain on Investments . . . . . . . . . . . . . . . . .   38,774
       Net Change in Unrealized Appreciation of Investments . . . . . . .    3,633

  NET GAIN ON INVESTMENTS . . . . . . . . . . . . . . . . . . . . . . . .   42,407

  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  . . . . . . . . .  $55,167

                         See Notes to Financial Statements.

                              THE RUSHMORE FUND, INC.
                                   NOVA PORTFOLIO
                        STATEMENTS OF CHANGES IN NET ASSETS
                           For the Year Ended August 31,


                                                1995       1994

  FROM INVESTMENT ACTIVITIES

       Net Investment Income                   $ 12,760    $1,636
       Net Realized Gains on Investment
       Transactions                              38,774     -
       Net Change in Unrealized Appreciation
         of Investments                           3,633     -
       Net Increase in Net Assets Resulting
         from Operations                         55,167     1,636

  DISTRIBUTIONS TO SHAREHOLDERS

       From Net Investment Income (Note 1)         -       (1,636)
       From Realized Gains on Investments          -         -

  FROM SHARE TRANSACTIONS (Note 4)

       Net Proceeds from Sales of Shares        625,000       -
       Cost of Shares Redeemed                    -      (467,774)

       Net Increase (Decrease) in Net Assets    680,167  (467,774)
  NET ASSETS - Beginning of Year                      0   467,774

  NET ASSETS - End of Year                     $680,167  $       0


                         See Notes to Financial Statements.

                              THE RUSHMORE FUND, INC.
                                   NOVA PORTFOLIO
                                FINANCIAL HIGHLIGHTS

                                               For the Year Ended August 31,


                                           1995          1994          1993
   Per Share Operating Performance:

     Net Asset Value - Beginning
     of Year . . . . . . . . . . . .   $    0.00       $ 10.01        $  9.46

     Net Investment Income . . . . .       0.310         0.060          0.157
     Net Realized and Unrealized
     Gains(Losses) on Securities . .        0.570          -            0.711


     Net Increase(Decrease) in Net
     Asset Value Resulting from
     Operations  . . . . . . . . . .       0.880         0.060          0.868
     Dividends to Shareholders . . .        -              -           (0.318)


     Distributions to Shareholders
     from Net Realized Capital
     Gains . . . . . . . . . . . . .        -              -              -


     Liquidation of Assets and
     Redemption of all Outstanding
     Shares  . . . . . . . . . . . .        -          (10.070)           -
     From Share Transactions*  . . .      10.000           -              -


     Net Increase(Decrease) in Net
     Asset Value . . . . . . . . . .       10.88        (10.01)          0.55
     Net Asset Value - End of Year .     $ 10.88       $  0.00        $ 10.01


    Total Investment Return  . . . .      8.80%b         0.90%          9.36%

   Ratios to Average Net Assets:
     Expenses  . . . . . . . . . . .      1.25%c        0.90%a          1.36%

     Net Investment Income . . . . .      2.97%c         2.41%          1.56%
   Supplementary Data:

     Portfolio Turnover Rate . . . .      224.4%         0.0%         1,228.9%








                                               For the Year Ended August 31,


                                           1995          1994          1993
     Number of Shares Outstanding           63             0               47
     at End of Year(000's omitted) .



  * During the year ended August 31, 1995, 62,500 shares were sold at $10.00 per share when the net asset value of the portfolio was $0.00 thereby resulting in Money Management Associates, the Portfolio's adviser, and other affiliated persons of the Portfolio, owning 80% of the Portfolio's shares.

  a Reflects all fees paid for services provided during the period. Investment advisory services were not provided for part of the period due to investment activity having ceased.

  b Reflects the total return for the period January 3, 1995 through August 31, 1995. January 3, 1995 represents the first date during fiscal year 1995 that the fund had net assets and shareholders.

  c    Annualized.



                 See Notes to Financial Statements.

                              THE RUSHMORE FUND, INC.
                                   NOVA PORTFOLIO
                                FINANCIAL HIGHLIGHTS

                                                For the Year Ended August 31,


                                                   1992                  1991

   Per Share Operating Performance:

     Net Asset Value - Beginning
     of Year . . . . . . . . . . . .           $    10.73             $  9.61

     Net Investment Income                        0.186                 0.263
     Net Realized and Unrealized
     Gains(Losses) on Securities . .               (1.170)              1.007


     Net Increase(Decrease) in Net
     Asset Value Resulting from
     Operations  . . . . . . . . . .              (0.984)               1.270
     Dividends to Shareholders . . .             (0.286)               (0.150)


     Distributions to Shareholders
     from Net Realized Capital
     Gains . . . . . . . . . . . . .                -                     -


     Liquidation of Assets and
     Redemption of all Outstanding
     Shares  . . . . . . . . . . . .                -                     -
     From Share Transactions*  . . .                 -                    -


     Net Increase(Decrease) in Net
     Asset Value . . . . . . . . . .              (1.27)                  1.12
     Net Asset Value - End of Year .           $   9.46               $  10.73

    Total Investment Return  . . . .             (7.79)%                13.31%

   Ratios to Average Net Assets:
     Expenses  . . . . . . . . . . .              1.12%                 1.13%

     Net Investment Income . . . . .              1.88%                 2.59%
   Supplementary Data:








                                                For the Year Ended August 31,


                                                   1992                  1991

     Portfolio Turnover Rate . . . .             2,100.8%              1,088.4%

     Number of Shares Outstanding                  1,471                7,707
     at End of Year(000's omitted) .



  * During the year ended August 31, 1995, 62,500 shares were sold at $10.00 per share when the net asset value of the portfolio was $0.00 thereby resulting in Money Management Associates, the Portfolio's adviser, and other affiliated persons of the Portfolio, owning 80% of the Portfolio's shares.

  a Reflects all fees paid for services provided during the period. Investment advisory services were not provided for part of the period due to investment activity having ceased.

  b Reflects the total return for the period January 3, 1995 through August 31, 1995. January 3, 1995 represents the first date during fiscal year 1995 that the fund had net assets and shareholders.

  c    Annualized.



                 See Notes to Financial Statements.

                      THE RUSHMORE FUND, INC.
                           NOVA PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS

                          August 31, 1995


1.     SIGNIFICANT ACCOUNTING POLICIES

       The Rushmore Fund, Inc. ("Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment company. The Fund consists of four separate portfolios which are designed to meet a variety of investment objectives. The Nova Portfolio, which is one of the four portfolios of the Fund, is a nondiversified investment company. The following is a summary of significant accounting policies for the Nova Portfolio (the "Portfolio").

  (a)  Listed securities are valued at the last sales price.
       Options and futures contracts are valued at the last sales price as of the close of trading on the applicable exchanges. If market quotations are not readily available, the Board of Directors will value the Portfolio's securities in good faith.

  (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities are computed on an identified cost basis.

  (c) Income dividends are declared and paid annually in the Portfolio. Dividends are reinvested in additional shares unless shareholders request payment in cash. Generally, short-term capital gains are distributed annually in the Nova Portfolio. Long-term capital gains, if any, are distributed annually.

  (d)  The Fund complies with the provisions of the Internal
       Revenue Code applicable to regulated investment companies and distributes all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

  (e) When the Portfolio writes (sells) an option, an amount equal to the premium received is entered in the Portfolio's accounting records as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option expires, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).


  2.   INVESTMENT ADVISORY AND SHAREHOLDER SERVICES

       Investment advisory and management services are provided by Money Management Associates, ("Adviser"). Under an agreement with the Adviser, the Portfolio pays a fee for such services at an annual rate of 0.75% of the average daily net assets of the Portfolio.

       Rushmore Trust and Savings, FSB (Trust), a wholly owned subsidiary of the Adviser, provides transfer agency, dividend-disbursing and shareholder services to the Portfolio. In addition, the Trust serves as custodian of the Portfolio's assets and pays the operating expenses of the Portfolio. For these services, the Trust receives an annual fee of 0.50% of the average net assets of the Portfolio.


  3.   SECURITIES TRANSACTIONS

       For the year ended August 31, 1995, purchases and sales
       (including maturities) of securities (excluding short-term securities) were as follows:

            Purchases . . . . . . . . . . . . . . . . . . . . . . . . .   $511,071
            Sales . . . . . . . . . . . . . . . . . . . . . . . . . . .   $432,478

  4.   SHARES TRANSACTIONS

       On August 31, 1995, there were 1,000,000,000 shares of
       $.001 par value capital stock authorized of the Fund.
       Transactions in shares of the Portfolio were as follows:

            For the Year Ended August 31, 1995:


                                          Shares    Dollars

       Shares Sold                        62,500    $625,000
       Shares Issued in Reinvestment
       of Dividends                            0           0
                                          62,500     625,000
       Shares Redeemed                         0           0
                                          62,500    $625,000


  5.   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

       Unrealized appreciation (depreciation) as of August 31,
       1995, based on the cost for Federal income tax purposes is as follows:


       Gross Unrealized Appreciation  . . . . . . . . . . . . . . . . . .   $4,601
       Gross Unrealized Depreciation  . . . . . . . . . . . . . . . . .      (968)
       Net Unrealized Appreciation  . . . . . . . . . . . . . . . . . .     $3,633

       Cost of Investments for Federal Income Tax purposes  . . . . . .   $674,695


  6.   NET ASSETS

       At August 31, 1995 net assets consisted of the following:



       Paid-in Capital  . . . . . . . . . . . . . . . . . . . . . . . .   $625,000
       Undistributed Net Investment Income  . . . . . . . . . . . . . . .   12,760
       Accumulated Net Realized Gain on Investments . . . . . . . . . . .   38,774
       Net Unrealized Appreciation on Investments . . . . . . . . . . .      3,633

       Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . .   $680,167


  7.   CAPITAL LOSS CARRYOVERS

       At August 31, 1995, for Federal income tax purposes, the Portfolio had capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration.


       Expires August 31, 2000  . . . . . . . . . . .  $1,966,183

                    INDEPENDENT AUDITOR'S REPORT


  The Shareholders and Board of Directors
  of The Rushmore Fund, Inc.:

  We have audited the statement of net assets of the NOVA Portfolio (one of the Portfolios) of The Rushmore Fund, Inc. as of August 31, 1995, the related statements of operations and changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the NOVA Portfolio (one of the Portfolios) of The Rushmore Fund, Inc. at August 31,1995, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.




  Deloitte & Touche LLP
  Washington, DC
  September 29, 1995

                      THE RUSHMORE FUND, INC.
  <REDLINE>
              RUSHMORE U.S. GOVERNMENT BOND PORTFOLIO

          4922 Fairmont Avenue, Bethesda, Maryland  20814
                  (301) 657-1517    (800) 621-7874


                STATEMENT OF ADDITIONAL INFORMATION

  The Rushmore U.S. Government Bond Portfolio (the "Portfolio") is one of a series of portfolios in The Rushmore Fund, Inc. (the "Fund"), an open-end management investment company. The objective of the Portfolio is to provide investors with maximum current income to the extent that such investment is consistent with safety of principal. In attempting to achieve its objective, the Portfolio invests principally in the current thirty-year U.S. Treasury bond and in other U.S. Government securities with maturities of ten years or more.

  This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Portfolio's Prospectus, dated January 1, 1996. A copy of the Portfolio's Prospectus may be obtained without charge by writing or telephoning the Fund.

  The date of this Statement of Additional Information is January 1, 1996.

  <\REDLINE>

                        STATEMENT OF ADDITIONAL INFORMATION

                                 TABLE OF CONTENTS


  <REDLINE>

                                            Cross Reference to Related Item
                                            in Prospectus

                                            Page in
                                            Statement of
                                            Additional         Page in
                                            Information       Prospectus


             Investment Policies                  3              1,7

             Investment Restrictions              4                7

             Management of the Fund               5               14

             Principal Holders of                 7               --
             Securities
             Net Asset Value                      7               12

             Performance Information              7               5

             Calculations of Yield and            7               5
             Return Quotations

             Dividends, Distributions, and        9               12
             Taxes

             The Reorganization                   9               13

             Auditors and Custodian              10               14

             Financial Statements                10               3

  <\REDLINE>

  INVESTMENT POLICIES

  Lending of Securities

  <REDLINE>

  Subject to the investment restrictions set forth below, the Portfolio may lend portfolio securities to brokers, dealers, and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the Portfolio and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the Portfolio any income accruing thereon, and the Portfolio may invest the cash collateral in portfolio securities, thereby earning additional income. The Portfolio will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which the Portfolio's shares are qualified for sale, and the Portfolio will not lend more than 33-1/3% of the value of the Portfolio's total assets. Loans would be subject to termination by the Portfolio on four business days' notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Portfolio and that Portfolio's shareholders. The Portfolio may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan.

  <\REDLINE>

  <REDLINE>

  Repurchase Agreements

  As discussed in the Portfolio's Prospectus, the Portfolio may enter into repurchase agreements with financial institutions. The Portfolio follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Portfolio's investment adviser, Money Management Associates (the "Adviser"). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned in the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Portfolio will seek to liquidate such collateral. However, the exercising of the Portfolio's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Portfolio could suffer a loss. It is the current policy of the Portfolio not to invest in repurchase agreements that do not mature within seven days if any such instrument, together with any other illiquid assets held by the Portfolio, amounts to more than 10% of the Portfolio's total assets. The investments of the Portfolio in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

  <\REDLINE>

  Zero Coupon Securities

  <REDLINE>

  The Portfolio may invest in zero coupon securities. Zero coupon securities is the term used by the Fund to describe
  U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. A zero coupon security pays no interest to its holder during the life of the security. The value of the zero-coupon security to an investor consists of the difference between the security's face value at the time of maturity and the price for which the security was acquired, which is generally an amount much less than the face value (sometimes referred to as a "deep discount" price).

  <\REDLINE>

  Currently the only U.S. Treasury security issued without coupons is the Treasury bill. However, in the last few years a number of banks and brokerage firms have separated ("stripped") the principal portions ("corpus") from the coupon portions of the U.S. Treasury bonds and notes and sold them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are generally held by a bank in a custodial or trust account). More recently, the U.S. Treasury Department has facilitated the stripping of Treasury notes and bonds by permitting the separated corpus and coupons to be transferred directly through the Federal Reserve Banks' book-entry system. This program, which eliminates the need for custodial or trust accounts to hold the Treasury securities, is called "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS"). Each such stripped instrument (or receipt) entitles the holder to a fixed amount of money from the Treasury at a single, specified future date. The U.S. Treasury redeems zero coupon securities consisting of the corpus for the face value thereof at maturity, and those consisting of stripped coupons for the amount of interest, and at the date, stated thereon.

  Portfolio Transactions

  <REDLINE>

  The Portfolio's securities are normally purchased on a net basis which does not involve payment of brokerage commissions.


  <\REDLINE>

  INVESTMENT RESTRICTIONS

  <REDLINE>

  The following investment restrictions supplement those set forth in the Portfolio's Prospectus. These restrictions are fundamental and may not be changed without prior approval of a majority of the Portfolio's outstanding voting shares. As defined in the Investment Company Act of 1940, as amended, the term "majority" means the vote of the lesser of (a) 67% of the shares of the Portfolio at a meeting where more than 50% of the outstanding shares are present in person or by proxy; or
  (b) more than 50% of the outstanding shares of the Portfolio.

  The Portfolio may not:

  <\REDLINE>

  1. borrow money except as a temporary measure to facilitate redemptions. Such borrowing may be in an amount not to exceed 30% of the Portfolio's total assets, taken at current value, before such borrowing. The Portfolio may not purchase an investment security if a borrowing by the Portfolio is outstanding.

  2. make loans except through repurchase agreements and through the lending of portfolio securities provided the borrower maintains collateral equal to at least 100% of the value of the borrowed security, and marked to market daily.

  3.   underwrite securities of any other issuer.

  4.   purchase   or   sell   real   estate,  including   limited
       partnership interests.

  5. purchase or sell restricted securities or warrants, nor may it issue senior securities.

  6. purchase any security whereby it would account for more than 10% of any issuer's outstanding shares.

  7. purchase securities of any issuer if, as a result of such a purchase, such securities would account for more than 5%, (as defined by Section 5 (b)(1) of the Investment Company Act of 1940), of the Fund's assets. There is no limitation, however, as to investments issued or guaranteed by the United States Government, its agencies or instrumentalities, or in obligations of the United States Government, its agencies or instrumentalities, which are purchased in accordance with the Fund's investment objective and policies.

  8.   purchase or sell commodities or commodities contracts.

  9. concentrate more than 25% of its assets in any one industry.

  <REDLINE>

  The following restrictions have been adopted by the Fund for the Portfolio, but are not considered fundamental and may be changed by the Board of Directors of the Fund.

  The Portfolio may not:

  <\REDLINE>

  1.   invest  in   companies  for  the  purpose   of  exercising
       management or control.

  2. purchase more than 10% of the voting securities of any one issuer, or more than 10% of the securities of any class of any one issuer.

  3. purchase or hold the securities of any issuer if those officers or directors of the Fund, or of Money Management Associates, who individually own beneficially more than 0.5% of the outstanding securities of the issuer, together own beneficially more than 5% of those securities.

  4.   invest  in  securities  of  other  investment   companies,
       except at customary brokerage commission rates or in connection with mergers, consolidations or offers of exchange.

  5. purchase the securities of companies which, including predecessors, have a record of less than three years continuous operation if, as a result, more than 5% of the market value of the Portfolio's assets would be invested in such companies.

  6.   invest  more  than   10%  of  their  assets   in  illiquid
       securities.

  7.   invest in oil, gas or other mineral leases.

  8.   issue shares for other than cash.

  9.   purchase put or call options.

  10.  sell securities short.

  MANAGEMENT OF THE FUND

  <REDLINE>

  The names and addresses of the directors and officers of the Fund and officers of Money Management Associates, the Fund's Adviser, together with information as to their principal business occupations during the past five years, are set forth below. Fees and expenses for non-interested directors will be paid by the Fund.

  *Daniel L. O'Connor, 53 -  Chairman of the Board  of Directors,
  President,  and Treasurer  of  the  Fund. General  Partner  and
  Chief Operating Officer of  the Adviser.   Address: 1001  Grand
  Isle Way, Palm Beach Gardens, Florida 33418.

  *Richard  J.  Garvey, 62  -  Director  of  the  Fund.   Limited
  Partner  of  the  Adviser.    Address:  4922  Fairmont  Avenue,
  Bethesda, Maryland 20814.

  Jeffrey R. Ellis, 51 - Director  of the Fund.  Vice  President,
  LottoFone,  Inc.,  a telephone  state  lottery  service,  since
  1993.  Vice   President  Shoppers   Express,  Inc.   1988-1992.
  Address: 513 Kerry Lane, Virginia Beach, Virginia 23451.

  Bruce C. Ellis,  51 - Director  of the  Fund.  Vice  President,
  LottoPhone,  Inc.,  a telephone  state  lottery  service, since
  1991.    Vice  President,  Shoppers  Express,  Inc.  1986-1992.
  Address: 7108 Heathwood Court Bethesda, Maryland  20817.

  Patrick F. Noonan, 53 - Director of the Fund. Chairman and Chief Executive Officer of the Conservation Fund since 1986. Vice Chairman, American Farmland Trust and Trustee, American Conservation Association since 1985. President, Conservation Resources, Inc. since 1981. Address: 11901 Glen Mill Drive, Potomac, Maryland 20854.

  Michael D. Lange, 54 - Director of the Fund. Vice President, Capital Hill Management Corporation since 1967. Owner of Michael D. Lange, Ltd., a builder and developer since 1980.
  Partner of  Greatfull Falls, a  building developer since  1994.
  Address:  7521 Pepperell Drive, Bethesda, Maryland  20817.

  <\REDLINE>

  Leo Seybold,  80 - Director  of the Fund.   Retired.   Address:
  5804 Rockmere Drive, Bethesda, Maryland 20816.


  <REDLINE>

  *Rita A. Gardner, 52  - Director of the Fund.   Limited Partner
  of the Adviser.  Vice  President and Director of  MMA Services,
  Inc. until  1993.   Address:   4922 Fairmont Avenue,  Bethesda,
  Maryland 20814.

  Timothy  N. Coakley,  CPA,  28   -  Controller. Audit  Manager,
  Deloitte  & Touche   LLP, until  1994.   Address:  4922 Fairmont
  Avenue, Bethesda, Maryland 20814.

  Stephenie E. Adams, 26 - Secretary. Director of Marketing, Rushmore Services, Inc., from July 1994 to present. Regional Sales Coordinator, Media General Cable, from June 1993 to June 1994. Graduate Student, Northwestern University, M.S., from September 1991 to December 1992. Student, Stephens College, Columbia, Missouri, B.S., from August 1987 to May 1991.
  Address:  4922 Fairmont Avenue, Bethesda, Maryland 20814.

  <\REDLINE>

  *  Indicates  interested person  as  defined in  the Investment
  Company Act of 1940.

  <REDLINE>

  Certain Directors and Officers of the Fund are also Directors and Officers of Fund for Government Investors, Inc., Fund for Tax-Free Investors, Inc., and American Gas Index Fund, Inc., other investment companies that are managed by the Adviser. As of December 8, 1995, the directors and officers of the Fund, as a group, owned, of record and beneficially, less than 1% of the shares of the Portfolio.

  The Adviser, Money Management Associates, which has its office at 1001 Grand Isle Way, Palm Beach Gardens, Florida 33418, provides the Fund with investment advisory services. The Adviser is a limited partnership which was formed under the laws of the District of Columbia on August 15, 1974. Its primary  business  since inception  has  been to  serve  as the

  Investment Adviser to Fund for Government Investors, Inc., Fund for Tax-Free Investors, Inc., The Rushmore Fund, Inc., and American Gas Index Fund, Inc. Daniel L. O'Connor is the sole general partner of the Adviser, and, as such, exercises control thereof.

  <\REDLINE>

  Under an Investment Advisory Agreement with the Adviser, dated October 10, 1985 (the "Agreement"), the Adviser provides investment advice to the Fund and oversees its day-to-day operations, subject to direction and control by the Fund's Board of Directors. Pursuant to the Agreement, the Fund pays the Adviser a fee at an annual rate based on 0.50% of the net assets of the Fund. Normal expenses which are borne by the Fund, include, but are not limited to, taxes, corporate fees, federal and state registration fees, interest expenses (if any), office expenses, the costs incident to preparing, registering and redeeming stock certificates for shareholders, custodian charges, the expenses of shareholders' and directors' meetings, data processing, preparation, printing and distribution of all reports and proxy materials, legal services rendered to the Fund, compensation for those directors  who  do  not  serve  as  employees  of  the Adviser,
  insurance  coverage  for   the  Fund  and  its   directors  and
  officers, and its membership in trade associations. The Adviser will pay the costs of office space. The Adviser may, from its own resources, including profits from advisory fees received from the Fund provided such fees are legitimate and not excessive, make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares.

  <REDLINE>

  For the fiscal year ended August 31, 1995, 1994 and 1993, the Portfolio paid advisory fees to the Adviser of approximately
  $134,573, $111,890, and $99,540, respectively.

  Under an Agreement dated September 1, 1993, Rushmore Trust and Savings, FSB ("RTS"), 4922 Fairmont Avenue, Bethesda, Maryland 20814, a majority-owned subsidiary of the Adviser, provides transfer agency, dividend-disbursing and administrative services to the Fund. The services of RTS are provided to the Fund on a fee basis and are paid by the Fund. RTS will charge an annual fee of 30 basis points (0.30%) of the average daily net assets of the Portfolio. The non-interested directors of the Fund have reviewed the fee structure and determined that it is competitive and in the best interest of the shareholders of the Fund. The fees will be reviewed and approved annually by the non-interested directors. The Fund is subject to the
  self-custodian   rules   of   the   Securities   and   Exchange

  Commission. These rules require that the Custodian be subject to three securities verification examinations each year conducted by the Fund's independent accountant. Two of the examinations must be performedon an unannounced surprise basis.

  <\REDLINE>

  PRINCIPAL HOLDERS OF SECURITIES

  <REDLINE>

  On  December  8,  1995, there  were  1,888,459  shares  of  the
  Portfolio outstanding. Charles Schwab & Company, San Francisco, California, Independent Trust Corporation, Orland Park, Illinois, IUE Strike Insurance Fund, Washington, D.C., and Trust Company of America, Englewood, Colorado, held for the benefit of others 36.49%, 9.31%, 5.50%, and 5.23% shares of the Portfolio, respectively. Officers and Directors of the Fund, as a group, own less than 1% of the shares outstanding.

  <\REDLINE>

  NET ASSET VALUE

  <REDLINE>

  The  net  asset  value  of  the  Portfolio's  shares   will  be
  determined daily at 4:00 P.M., Eastern time, except on customary national business holidays which result in the closing of the New York Stock Exchange, and weekends. The net asset value per share is calculated by dividing the net worth by the number of shares. The securities of the Portfolio will be valued on the basis of the average of quoted bid and ask prices when market quotations are available.

  <\REDLINE>

  PERFORMANCE INFORMATION

  <REDLINE>

  The Portfolio from time to time may include its total return in advertisements or reports to shareholders or prospective shareholders. Quotations of average annual total return for the Portfolio will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Portfolio over a period of at least one, five, and ten years (up to the life of the Portfolio) (the ending date of the period will be stated). Total return is calculated from two factors: the amount of dividends earned by each Portfolio share and by the increase or decrease in value of the Portfolio's share price. See "Calculation of Yield and Return Quotations."

  Performance information for the Portfolio contained in reports and marketing and other Portfolio promotional literature may be compared to various unmanaged indexes, including, but not limited to, the Shearson Lehman Government (LT) Index, the Standard & Poor's 500 Composite Stock Price IndexTM, and the
  Dow  Jones Industrial  Average.    Such unmanaged  indexes  may
  assume  the reinvestment  of dividends,  but  generally do  not
  reflect  deductions  for  operating costs  and  expenses.    In
  addition, the Portfolio's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and
  published  by   such   independent  organizations   as   Lipper
  Analytical  Services,   Inc.  ("Lipper"),  and  CDA  Investment
  Technologies,  Inc.,  among others.    When  Lipper's  tracking
  results are used, the Portfolio will be compared to Lipper's appropriate fund category, that is, by fund objective and
  portfolio  holdings.     The  Portfolio,  therefore,   will  be
  compared   to  funds   within  Lipper's   bond  fund  category.
  Rankings may  be listed  among one  or more  of the  asset-size
  classes  as determined  by  Lipper.   Since  the assets  in all
  mutual funds are always changing, the Portfolio may be ranked within one Lipper asset-size class at one time and in another
  Lipper  asset-size class  at  some other  time.   Footnotes  in
  advertisements and other marketing literature will include the time period and Lipper asset-size class, as applicable, for
  the  ranking in  question.   Performance  figures are  based on
  historical results and are not intended to indicate future performance.

  <\REDLINE>

  CALCULATION OF YIELD AND RETURN QUOTATIONS

  A current quotation of yield  and total return may  appear from time  to  time  in  advertisements  and  in  communications  to
  shareholders and others.   The yields and returns quoted may be
  calculated as follows:

  <REDLINE>

  Under the rules of the Securities and Exchange Commission ("SEC Rules"), yield is calculated is based on a specified 30 day period computed by dividing the net investment income per share earned during the period by the offering price per share on the last day of the period according to the following formula:

     YIELD = 2[(a-b/cd) + 1)6 - 1] where:
     a = income earned during the period
     b = expenses
     c = average number of shares outstanding during the period entitled to receive dividends d = offering price on last day of the period

  Under this formula, interest earned on debt obligations for purposes of "a" above, is calculated by (i) computing the yield to maturity of each obligation held by the Portfolio based on the market value of the obligation (including actual accrued interest) at the close of business on the last day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest),
  (ii) dividing that figure by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest as referred to above) to determine the interest income on the obligation that is in the Portfolio's
  portfolio  (assuming  a  month  of   thirty  days),  and  (iii)
  computing the total of the interest earned on all debt obligations and all dividends accrued on all equity securities during the thirty-day or one month period. In computing dividends accrued, dividend income is recognized by accruing 1/360 of the stated dividend rate of a security each day that the security is in the Portfolio's portfolio. Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price calculation required pursuant to "d" above.

  The Portfolio from time to time may also advertise its yield based on a thirty-day period ending on a date other than the most recent balance sheet included in its Registration Statement, computed in accordance with the yield formula described above, as adjusted to conform with the differing period for which the yield computation is based.

  Any quotation of performance stated in terms of yield (whether based on a thirty-day or one month period) will be given no greater prominence than the information prescribed under SEC Rules. In addition, all advertisements containing performance data of any kind will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  For purposes of quoting and comparing the performance of the Portfolio to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance may be stated in terms of total return. Under the SEC Rules, Portfolio advertising performance must include total return quotes calculated according to the following formula:

                           P (1+T)N = ERV

     Where: P =     a hypothetical initial payment of $1,000;

           T =      average annual total return;

           n =      number of years (1, 5, or 10); and

        ERV =       ending   redeemable   value  of   a
                    hypothetical $1,000 payment made at
                    the beginning  of the  1, 5,  or 10
                    year  periods at the end  of the 1,
                    5,   or   10   year   periods   (or
                    fractional portion thereof).

  Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5, and 10 year periods or a shorter period dating from the effectiveness of the Registration Statement of the Portfolio. In calculating the ending redeemable value, all dividends and distributions by the Portfolio are assumed to have been reinvested at net asset value as described in the Portfolio's Prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5, and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

  <\REDLINE>

  <REDLINE>

  DIVIDENDS, DISTRIBUTIONS, AND TAXES

  Dividends and Distributions. Dividends from net investment income and any distributions of net realized capital gains from the Portfolio will be distributed as described in the Portfolio's Prospectus under "Dividends and Distributions."

  All such distributions of the Portfolio normally automatically will be reinvested without charge in additional shares of the Portfolio.

  With respect to the investment by the Portfolio in U.S. Treasury zero coupon bonds, a portion of the difference between the issue price of zero coupon securities and the face value of such securities (the "original issue discount") is considered to be income to the Portfolio each year, even though the Portfolio will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the Portfolio which must be distributed to shareholders of the Portfolio in order to maintain the qualification of the Portfolio as a regulated investment company (a "RIC") under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), as described immediately below under "Regulated Investment Company Status," and to avoid Federal income tax at the level of the Portfolio. Shareholders of the Portfolio will be subject to income tax on such original issue discount, whether or not such shareholders elect to receive their distributions in cash.

  Regulated Investment Company Status. As a RIC, the Portfolio would not be subject to Federal income taxes on the net investment income and capital gains that the Portfolio distributes to the Portfolio's shareholders. The distribution of net investment income and capital gains will be taxable to Portfolio shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. Distributions reported to Portfolio shareholders as long-term capital gains shall be taxable as such, regardless of how long the shareholder has owned the shares. Portfolio shareholders will be notified annually by the Portfolio as to the Federal tax status of all distributions made by the Portfolio. Distributions may be subject to state and local taxes.

  The Portfolio will seek to qualify for treatment as a RIC under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the "Code"). Provided that the Portfolio (i) is a RIC and (ii) distributes at least 98% of its net investment income (including, for this purpose, net realized short-term capital gains), the Portfolio will not be liable for Federal income taxes to the extent its net investment income and its net realized long- and short-term capital gains, if any, are distributed to the Portfolio's shareholders. One of several requirements for RIC qualification is that the Portfolio receives at least 90% of the Portfolio's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to the Portfolio's investments in stock, securities, and foreign currencies (the "90% Test"). In addition, under the Code, the Portfolio will not qualify as a RIC for any taxable year if more than 30% of the Portfolio's gross income for that year is derived from gains on the sale of securities held less than three months (the "30% Test").

  If the Portfolio does not satisfy the 30% Test for any taxable year of the Portfolio, the Portfolio will not qualify as a RIC for that year. If the Portfolio fails to qualify as a RIC for any taxable year, the Portfolio would be taxed in the same manner as an ordinary corporation. In that event, the Portfolio would not be entitled to deduct the distributions which the Portfolio had paid to shareholders and, thus, would incur a corporate income tax liability on all of the
  Portfolio's taxable income whether or not distributed. The imposition of corporate income taxes on the Portfolio would directly reduce the return to an investor from an investment in the Portfolio.

  In the event of a failure by the Portfolio to qualify as a RIC, the Portfolio's distributions, to the extent such distributions are derived from the Portfolio's current or accumulated earnings and profits, would constitute dividends that would be taxable to shareholders as ordinary income and would be eligible for the dividends-received deduction for corporate shareholders. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Portfolio qualified as a RIC.

  If the Portfolio were to fail to qualify as a RIC for one or more taxable years, the Portfolio could then qualify (or requalify) as a RIC for a subsequent taxable year only if the Portfolio had distributed to the Portfolio's shareholders a taxable dividend equal to the full amount of any earnings or profits (less the interest charge mentioned below, if applicable) attributable to such period. The Portfolio might also be required to pay to the Internal Revenue Service ("IRS") interest on 50% of such accumulated earnings and profits. In addition, pursuant to the Code and an interpretative notice issued by the IRS, if the Portfolio should fail to qualify as a RIC and should thereafter seek to requalify as a RIC, the Portfolio may be subject to tax on the excess (if any) of the fair market of the Portfolio's assets over the Portfolio's basis in such assets, as of the day immediately before the first taxable year for which the Portfolio seeks to requalify as a RIC.

  If the Portfolio determines that the Portfolio will not qualify as a RIC under Subchapter M of the Code, the Portfolio will establish procedures to reflect the anticipated tax liability in the Portfolio's net asset value.

  As a RIC, the Fund will not be subject to Federal income taxes on the net investment income and capital gains that it distributes to its shareholders. The distribution of net investment income and capital gains will be taxable to shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. Distributions reported to shareholders as long-term capital gains shall be taxable as such, regardless of how long the shareholder has owned the shares. Shareholders will be notified annually by the Fund as to the Federal tax status of all distributions made by the Portfolio. Distributions may be subject to state and local taxes.

  <\REDLINE>


  <REDLINE>

  THE REORGANIZATION

  On December 31, 1995, the Fund consummated an Agreement and Plan of Reorganization (the "Reorganization Plan") pursuant to which the Fund's Rushmore U.S. Government Intermediate-Term Securities Portfolio (the "Intermediate-Term Portfolio") merged into the Fund's Rushmore U.S. Government Bond Portfolio (formerly, the "Rushmore U.S. Government Long-Term Securities Portfolio"). The shareholders of the Intermediate-Term Portfolio approved the Reorganization Plan at a special shareholder meeting held on December 22, 1995. The Reorganization Plan provided that the Rushmore U.S. Government Bond Portfolio would be the surviving Portfolio and, immediately after the merger, would be renamed the "Rushmore U.S. Government Bond Portfolio," which is the Portfolio described in this Statement of Additional Information.

  <\REDLINE>


  AUDITORS AND CUSTODIAN

  <REDLINE>

  Deloitte   &   Touche   LLP,   independent   certified   public
  accountants, are the auditors of the Fund. Rushmore Trust and Savings, FSB, Bethesda, Maryland acts as custodian bank for the Fund.

  <\REDLINE>

  FINANCIAL STATEMENTS

  <REDLINE>

  The Fund incorporates by reference in this Statement of Additional Information the financial statements and notes contained in its annual report to the shareholders for the year ended August 31, 1995, which must accompany this Statement of Additional Information. The financial statements included in this annual report for the Portfolio are those set forth under the Rushmore U.S. Government Long-Term Securities Portfolio. See "The Reorganization" above.

  <\REDLINE>

                            ANNUAL REPORT, AUGUST 31, 1995
                               THE RUSHMORE FUND, INC.

                   4922 FAIRMONT AVENUE, BETHESDA, MARYLAND  20814
                            (800) 343-3355 (301) 657-1500
          [LOGO OF RUSHMORE
           APPEARS HERE]
          -----------------------------------------------------------------

          Dear Shareholders:

          In early 1994, the Federal Reserve began what was to be the first of seven interest rate increases between February 1994 and February 1995, with the two most sizable increases of 75 and 50 basis points occurring in November 1994 and February 1995, respectively. Yet, the bear market environment of 1994 did not abate until late in the first quarter of 1995, when the Fed's interest rate increases finally took hold and the economy began to slow. The economic environment turned more favorable for notes and bonds in the second quarter of 1995, but was somewhat tempered by the weakening of the U.S. dollar. Finally in July 1995 the Federal Reserve reduced rates 25 basis points, which marked a turning point for monetary policy from one of restraint to one of accommodation.

          RUSHMORE MONEY MARKET PORTFOLIO invests in the highest quality commercial paper 81.70%, and U.S. Treasury repurchase agreements 18.30%. The Portfolio had an average maturity of 17 days on August 31, 1995. For the fiscal year ended August 31, 1995, net income averaged 4.92% of net assets. We look for short-term rates to have a market decline for the next few months.

          RUSHMORE U.S. GOVERNMENT INTERMEDIATE-TERM SECURITIES PORTFOLIO invests primarily in the current ten-year Treasury note. The objective of the Portfolio is to provide high current income, while maintaining the safety of principal. For the fiscal year ended August 31, 1995, the Portfolio posted a total return of 12.07%.

          RUSHMORE U.S. GOVERNMENT LONG-TERM SECURITIES PORTFOLIO invests in 10 and 30 year U.S. Treasury securities and, like the Intermediate-Term Portfolio, strives to earn the highest income possible while maintaining the safety of principal. For the fiscal year ended August 31, 1995, the Portfolio posted a total return of 16.35%.

          The Federal Reserve, pleased that the economy looks substantially healthier than in July when it cut interest rates, will likely put further rate cuts on hold until at least its next policy meeting in November 1995. The economy, now operating close to full employment, can grow without an acceleration of inflation. For the short-term, rates will stay around present levels. Going forward, however, the situation for notes and bonds is extremely attractive because of the progress against inflation. For the balance of the calendar year, we look for the economy to accelerate and rates to move lower, this all being done quite possibly without further rate cuts by the Federal Reserve.

          We will continue our conservative investment philosophy and, as always, thank you for your continued investment in The Rushmore Fund, Inc.

          Sincerely,


          /s/ Daniel L. O'Connor                /s/ Richard J. Garvey

          Daniel L. O'Connor                    Richard J. Garvey
          Chairman of the Board                 President

                                      THE RUSHMORE FUND, INC.
                                       MONEY MARKET PORTFOLIO
                                      STATEMENT OF NET ASSETS
                                          AUGUST 31, 1995


                                                                  Face  Value
                                                            Amount(Note 1)


  COMMERCIAL PAPER 82.18%
  Abbott Lab Co., 5.68%, 9/25/95........................   $1,000,000 $   996,213
  American Express Credit Corp., 5.70%, 9/05/95..........   1,000,000     999,367
  AT&T Corp., 5.70%, 9/27/95.............................   1,000,000     995,883
  Chevron Oil Finance Co., 5.70%, 10/04/95...............     800,000     795,820
  Dover Corp., 5.71%, 9/11/95............................   1,000,000     998,414
  Exxon Asset Management Corp., 5.70%, 9/14/95...........   1,000,000     997,942
  Ford Motor Credit Co., 5.72%, 10/19/95.................     800,000     793,899
  General Electric Capital Corp., 5.73%, 9/21/95.........     800,000     797,453
  Heinz Co., 5.67%, 9/01/95..............................     800,000     800,000
  Kellogg Co., 5.70%, 9/18/95............................     750,000     747,981
  Merrill Lynch Co., 5.73%, 10/20/95.....................     800,000     793,761
  Pepsi Co., 5.68%, 9/12/95..............................     800,000     798,612
  Philip Morris Co., 5.70%, 10/04/95.....................     800,000     795,820
  Pitney Bowes Credit Corp., 5.72%, 9/15/95..............     775,000     773,276
  Raytheon Co., 5.70%, 9/21/95...........................     800,000     797,467
  Safeco Credit Corp., 5.71%, 9/22/95....................     800,000     797,335
  Texaco, Inc., 5.68%, 9/01/95...........................   1,000,000   1,000,000
  Transamerica Corp, 5.73%, 10/03/95.....................   1,000,000     994,907
  United Parcel Service of America, Inc., 5.70%, 9/18/95.     800,000     797,847
  US West Corp., 5.65%, 9/13/95..........................     800,000     798,493
  Xerox Corp., 5.70%, 9/26/95............................     800,000     796,833
                                                                      -----------
  Total Commercial Paper (Cost $18,067,323)..............              18,067,323
                                                                      -----------
  REPURCHASE AGREEMENTS 18.41%
  With Paine Webber at 5.75%, dated 8/31/95, due 9/1/95,
   collateralized by
   U.S. Treasury Notes, due 11/30/96 (Cost $4,047,622)...               4,047,622
                                                                      -----------
  Total Investments 100.59% (Cost $22,114,945*)..........              22,114,945
                                                                      -----------
  Other Liabilities in excess of Assets -0.59%...........               (129,662)
                                                                      -----------
  Net Assets (Note 6) 100.00%............................             $21,985,283
                                                                      ===========
  Net Asset Value Per Share (Based on 21,985,283 Shares
   Outstanding)..........................................             $      1.00







                                                                      ===========

                *Same cost is used for Federal income tax purposes.

                         See Notes to Financial Statements.

                              THE RUSHMORE FUND, INC.
               U.S. GOVERNMENT INTERMEDIATE-TERM SECURITIES PORTFOLIO
                              STATEMENT OF NET ASSETS
                                  AUGUST 31, 1995

                                                              Face       Value
                                                             Amount    (Note 1)
                                                           ---------- -----------
  U.S. TREASURY OBLIGATIONS 97.93%
  U.S. Treasury Notes, 5.875%, 2/15/04.................... $8,900,000 $ 8,644,125
  U.S. Treasury Notes, 7.875%, 11/15/04...................    300,000     331,500
  U.S. Treasury Bonds, 7.50%, 2/15/05.....................    700,000     756,438
  U.S. Treasury Notes, 6.50%, 5/15/05.....................  1,600,000   1,620,499
                                                                      -----------
  Total U.S. Treasury Obligations (Cost $10,950,968)......             11,352,562
                                                                      -----------
  REPURCHASE AGREEMENTS 1.02%
  With Paine Webber at 5.75%, dated 8/31/95, due 9/1/95,
   collateralized by
   U.S. Treasury Notes, due 11/30/96 (Cost $118,204)......                118,204
                                                                      -----------
  Total Investments 98.95% (Cost $11,069,172*)............             11,470,766
                                                                      -----------
  Other Assets Less Liabilities 1.05%.....................                122,079
                                                                      -----------
  Net Assets (Note 6) 100.00%.............................            $11,592,845
                                                                      ===========
  Net Asset Value Per Share (Based on 1,227,678 Shares
   Outstanding)...........................................            $      9.44
                                                                      ===========

                * Same cost is used for Federal income tax purposes.

                         See Notes to Financial Statements.

                              THE RUSHMORE FUND, INC.
                   U.S. GOVERNMENT LONG-TERM SECURITIES PORTFOLIO
                              STATEMENT OF NET ASSETS
                                  AUGUST 31, 1995

                                                              Face       Value
                                                             Amount    (Note 1)
                                                           ---------- -----------
  U.S. TREASURY OBLIGATIONS 94.37%
  U.S. Treasury Bonds, 8.00%, 11/15/21.................... $  800,000 $   917,749
  U.S. Treasury Bonds, 7.50%, 11/15/24....................  7,400,000   8,112,250
  U.S. Treasury Bonds, 7.625%, 2/15/25....................  4,850,000   5,409,263
  U.S. Treasury Bonds, 6.875%, 8/15/25....................  1,000,000   1,029,062
                                                                      -----------
  Total U.S. Treasury Obligations (Cost $14,301,989)......             15,468,324
                                                                      -----------
  REPURCHASE AGREEMENTS 4.43%
  With Paine Webber at 5.75%, dated 8/31/95, due 9/1/95,
   collateralized by
   U.S. Treasury Notes, due 11/30/96 (Cost $725,055)......                725,055
                                                                      -----------
  Total Investments 98.80% (Cost $15,027,044*)............             16,193,379
                                                                      -----------
  Other Assets Less Liabilities 1.20%.....................                197,327
                                                                      -----------
  Net Assets (Note 6) 100.00%.............................            $16,390,706
                                                                      ===========
  Net Asset Value Per Share (Based on 1,657,846 Shares
   Outstanding)...........................................            $      9.89
                                                                      ===========

                * Same cost is used for Federal income tax purposes.

                         See Notes to Financial Statements.

                              THE RUSHMORE FUND, INC.
                              STATEMENTS OF OPERATIONS
                         FOR THE YEAR ENDED AUGUST 31, 1995

                                                 U.S. Government  U.S. Government
                                                Intermediate-Term    Long-Term
                                   Money Market    Securities       Securities
                                    Portfolio       Portfolio        Portfolio
                                   ------------ ----------------- ---------------
  INVESTMENT INCOME (Note 1)......  $1,260,190     $  784,865       $2,029,836
                                    ----------     ----------       ----------
  EXPENSES
   Investment Advisory Fee (Note
    2)............................     111,227         55,386          134,573
   Administrative Fee (Note 2)....      55,614         33,231           80,744
                                    ----------     ----------       ----------
    Total Expenses................     166,841         88,617          215,317
                                    ----------     ----------       ----------
  NET INVESTMENT INCOME...........   1,093,349        696,248        1,814,519
                                    ----------     ----------       ----------
   Net Realized Loss on
    Investments...................         --        (233,727)        (162,740)
   Net Change in Unrealized
    Appreciation of Investments...         --         652,352        1,939,775
                                    ----------     ----------       ----------
  NET GAIN ON INVESTMENTS.........         --         418,625        1,777,035
                                    ----------     ----------       ----------
  NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS......  $1,093,349     $1,114,873       $3,591,554
                                    ==========     ==========       ==========

                         See Notes to Financial Statements.

                              THE RUSHMORE FUND, INC.
                        STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE YEAR ENDED AUGUST 31,


                                                         Money Market
                                                           Portfolio

                                                       1995          1994
                                                     -----------  ------------

  FROM INVESTMENT ACTIVITIES
   Net Investment Income..                           $ 1,093,349  $    884,972
   Net Realized Losses on Investment
    Transactions..........                                --            --
   Net Change in Unrealized
    Appreciation (Depreciation) of
    Investments...........                                --            --
                                                     -----------  ------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations............            1,093,349       884,972
  DISTRIBUTIONS TO SHAREHOLDERS
   From Net Investment Income................       (1,093,349)     (895,876)
   From Realized Gains on Investments...........          --            --
  FROM SHARE TRANSACTIONS (Note 4)...............     (275,242)  (34,498,161)
                                                     -----------  ------------
   Net Increase (Decrease) in Net Assets.........     (275,242)  (34,509,065)
  NET ASSETS--Beginning of Year...................   22,260,525    56,769,590
                                                     -----------  ------------
  NET ASSETS--End of Year.                          $21,985,283  $ 22,260,525
                                                     ===========  ============

                         See Notes to Financial Statements.

                              THE RUSHMORE FUND, INC.
                        STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE YEAR ENDED AUGUST 31,

                                                          U.S. Government
                                                         Intermediate-Term
                                                              Securities
                                                               Portfolio
                                                      ------------------------
                                                         1995         1994
                                                    -----------  ------------
  FROM INVESTMENT ACTIVITIES
   Net Investment Income..                           $   696,248  $ 1,054,991
   Net Realized Losses on
    Investment Transactions..........                    (233,727)    (746,062)
   Net Change in  Unrealized Appreciation
    (Depreciation) of Investments...........              652,352   (1,585,722)
                                                         ----------  -----------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations............                1,114,873   (1,276,793)

  DISTRIBUTIONS TO SHAREHOLDERS
   From Net Investment Income................            (696,248)    (1,059,384)
  From Realized Gains on Investments...........                --       (331,837)

  FROM SHARE TRANSACTIONS (Note 4)...............        (2,188,052)  (4,320,098)
                                                         ----------- ------------
   Net Increase (Decrease) in Net Assets.........        (1,769,427)  (6,988,112)

  NET ASSETS--Beginning of Year...................        13,362,272   20,350,384
                                                          ----------  -----------
  NET ASSETS--End of Year.                               $11,592,845  $13,362,272
                                                          =========== ===========


                         See Notes to Financial Statements.

                              THE RUSHMORE FUND, INC.
                        STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE YEAR ENDED AUGUST 31,

                                                          U.S. Government
                                                              Long-Term
                                                              Securities
                                                               Portfolio
                                                      ------------------------
                                                         1995         1994
                                                    -----------  ------------
  FROM INVESTMENT ACTIVITIES
   Net Investment Income..                          $   1,814,519  $ 1,336,390
   Net Realized Losses on Investment
    Transactions..........                               (162,740)    (271,328)
   Net Change in Unrealized
    Appreciation (Depreciation) of
    Investments...........                               1,939,775   (2,738,037)
                                                         ----------   ----------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations............                 3,591,554   (1,672,975)
  DISTRIBUTIONS TO SHAREHOLDERS
   From Net Investment Income................            (1,814,519)  (1,341,699)
   From Realized Gains on Investments...........              --      (1,300,316)
  FROM SHARE TRANSACTIONS (Note 4)...............        (14,662,722)  9,497,713
                                                         ------------ -----------
   Net Increase (Decrease) in Net Assets.........        (12,885,687)   5,182,723
  NET ASSETS--Beginning of Year...................        29,276,393   24,093,670
                                                          ----------  -----------
  NET ASSETS--End of Year.                               $ 16,390,706 $29,276,393
                                                          =========== ===========

                         See Notes to Financial Statements.

                              THE RUSHMORE FUND, INC.
                                FINANCIAL HIGHLIGHTS
                               MONEY MARKET PORTFOLIO

                                          For the Year Ended August 31,
                                     -------------------------------------------
                                      1995     1994     1993     1992     1991
                                     -------  -------  -------  -------  -------
  Per Share Operating Performance:
   Net Asset Value--Beginning of
    Year............................ $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                     -------  -------  -------  -------  -------
   Net Investment Income............   0.049    0.027    0.024    0.037    0.061
   Net Realized and Unrealized Gains
    (Losses) on Securities..........     --       --       --       --       --
                                     -------  -------  -------  -------  -------
   Net Increase in Net Asset Value
    Resulting from Operations.......   0.049    0.027    0.024    0.037    0.061
   Dividends to Shareholders........  (0.049)  (0.027)  (0.024)  (0.037)  (0.061)
   Distributions to Shareholders
    From Net Realized Capital Gains.     --       --       --       --       --
                                     -------  -------  -------  -------  -------
   Net Increase (Decrease) in Net
    Asset Value.....................    0.00     0.00     0.00     0.00     0.00
                                     -------  -------  -------  -------  -------
   Net Asset Value--End of Year..... $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                     =======  =======  =======  =======  =======
  Total Investment Return...........    5.03%    2.88%    2.43%    3.71%    6.33%
  Ratios to Average Net Assets:
   Expenses.........................    0.75%    0.75%    0.78%    0.80%    0.79%
   Net Investment Income............    4.92%    2.73%    2.40%    3.71%    6.14%
  Supplementary Data:
   Portfolio Turnover Rate..........     --       --       --       --       --
   Number of Shares Outstanding at
    End of Year
    (000's omitted).................  21,985   22,261   56,759   98,606  115,539

                         See Notes to Financial Statements.

                              THE RUSHMORE FUND, INC.
                                FINANCIAL HIGHLIGHTS
               U.S. GOVERNMENT INTERMEDIATE-TERM SECURITIES PORTFOLIO

                                         For the Year Ended August 31,
                                    --------------------------------------------
                                     1995     1994      1993     1992     1991
                                    -------  -------   -------  -------  -------
  Per Share Operating Performance:
   Net Asset Value--Beginning of
    Year........................... $  8.97  $ 10.22   $ 10.73  $  9.93  $  9.39
                                    -------  -------   -------  -------  -------
   Net Investment Income...........   0.564    0.527     0.596    0.681    0.702
   Net Realized and Unrealized
    Gains (Losses) on Securities...   0.470   (1.080)    0.492    0.799    0.539
                                    -------  -------   -------  -------  -------
   Net Increase (Decrease) in Net
    Asset Value Resulting from
    Operations.....................   1.034   (0.553)    1.088    1.480    1.241
   Dividends to Shareholders.......  (0.564)  (0.530)   (0.596)  (0.680)  (0.701)
   Distributions to Shareholders
    from Net Realized Capital
    Gains..........................     --    (0.166)   (1.002)     --       --
                                    -------  -------   -------  -------  -------
   Net Increase (Decrease) in Net
    Asset Value....................    0.47    (1.25)    (0.51)    0.80     0.54
                                    -------  -------   -------  -------  -------
   Net Asset Value--End of Year.... $  9.44  $  8.97   $ 10.22  $ 10.73  $  9.93
                                    =======  =======   =======  =======  =======
  Total Investment Return..........   12.07%   (5.64)%   14.47%   15.37%   13.86%
  Ratios to Average Net Assets:
   Expenses........................    0.80%    0.80%     0.80%    0.80%    0.80%
   Net Investment Income...........    6.30%    5.50%     5.91%    6.63%    7.21%
  Supplementary Data:
   Portfolio Turnover Rate.........    28.9%   174.0%    113.3%   199.8%   195.8%
   Number of Shares Outstanding at
    End of Year
    (000's omitted)................   1,228    1,489     1,990    1,502    2,322

                         See Notes to Financial Statements.

                              THE RUSHMORE FUND, INC.
                                FINANCIAL HIGHLIGHTS
                   U.S. GOVERNMENT LONG-TERM SECURITIES PORTFOLIO

                                         For the Year Ended August 31,
                                    --------------------------------------------
                                     1995     1994      1993     1992     1991
                                    -------  -------   -------  -------  -------
  Per Share Operating Performance:
   Net Asset Value--Beginning of
    Year........................... $  9.08  $ 11.55   $ 10.62  $  9.97  $  9.14
                                    -------  -------   -------  -------  -------
   Net Investment Income...........   0.606    0.599     0.650    0.697    0.718
   Net Realized and Unrealized
    Gains (Losses) on Securities...   0.810   (1.880)    1.304    0.649    0.829
                                    -------  -------   -------  -------  -------
   Net Increase (Decrease) in Net
    Asset Value Resulting from
    Operations.....................   1.416   (1.281)    1.954    1.346    1.547
   Dividends to Shareholders.......  (0.606)  (0.602)   (0.650)  (0.696)  (0.717)
   Distributions to Shareholders
    from Net Realized Capital
    Gains..........................     --    (0.583)   (0.374)     --       --
                                    -------  -------   -------  -------  -------
   Net Increase (Decrease) in Net
    Asset Value....................    0.81    (2.47)     0.93     0.65     0.83
                                    -------  -------   -------  -------  -------
   Net Asset Value--End of Year.... $  9.89  $  9.08   $ 11.55  $ 10.62  $  9.97
                                    =======  =======   =======  =======  =======
  Total Investment Return..........   16.35%  (10.29)%   20.92%   13.97%   17.61%
  Ratios to Average Net Assets:
   Expenses........................    0.80%    0.80%     0.80%    0.80%    0.80%
   Net Investment Income...........    6.75%    5.97%     6.08%    6.80%    7.43%
  Supplementary Data:
   Portfolio Turnover Rate.........    63.3%   188.3%    173.6%   298.0%   235.7%
   Number of Shares Outstanding at
    End of Year
    (000's omitted)................   1,658    3,225     2,085    2,148    1,452

                         See Notes to Financial Statements.

                              THE RUSHMORE FUND, INC.
                           NOTES TO FINANCIAL STATEMENTS
                                  AUGUST 31, 1995


  1. SIGNIFICANT ACCOUNTING POLICIES

  The Rushmore Fund, Inc. ("Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment company. The Fund consists of four separate portfolios each with its own investment objectives and policies. These financial statements report on three of the four portfolios:
  Money Market Portfolio, U.S. Government Intermediate-Term Securities Portfolio, and U.S. Government Long-Term Securities Portfolio. The following is a summary of significant accounting policies which the Fund follows.

       (a) Securities of the Money Market Portfolio are valued at amortized cost which approximates market value. Securities of the U.S. Government Intermediate-Term Securities Portfolio and U.S. Government Long-Term Securities Portfolio are valued on the basis of the average of quoted bid and ask prices when market quotations are available. If market quotations are not readily available, the Board of Directors will value the portfolios' securities in good faith.

       (b) Security transactions are recorded on the trade date the date the order to buy or sell is executed).
            Interest income is accrued on a daily basis.
            Realized gains and losses from securities transactions are computed on an identified cost basis.

       (c) Net investment income is computed, and dividends are declared daily, in the Money Market, U.S. Government Intermediate-Term Securities and U.S. Government Long-Term Securities Portfolios. Income dividends in these portfolios are paid monthly. Dividends are reinvested in additional shares unless shareholders request payment in cash. Generally, short-term capital gains are distributed quarterly in the Money Market, U.S. Government Intermediate-Term Securities and U.S. Government Long-Term Securities Portfolios. Long-term capital gains, if any, are distributed annually.

       (d) The Fund complies with the provisions of the Internal Revenue Code applicable to regulated investment companies and distributes all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

  2. INVESTMENT ADVISORY AND SHAREHOLDER SERVICES

  Investment advisory and management services are provided by Money Management Associates, ("Adviser"). Under an agreement with the Adviser, each portfolio of the Fund pays a fee for such services at an annual rate of 0.50% of the average daily net assets of the portfolio.

  Rushmore Trust and Savings, FSB (Trust), a wholly owned subsidiary of the Adviser, provides transfer agency, dividend-disbursing and shareholder services to the Fund. In addition, the Trust serves as custodian of the Fund's assets and pays the operating expenses of the Fund. For these services, the Trust receives an annual fee of 0.25% of the average net assets of the Money Market Portfolio, 0.30% of the average net assets of the U.S. Government Intermediate-Term Securities and U.S. Government Long-Term Securities Portfolios.

  3. SECURITIES TRANSACTIONS

  For the year ended August 31, 1995, purchases and sales
  (including maturities) of securities (excluding short-term securities) were as follows:


                                                 U.S. Government  U.S. Government
                                                Intermediate-Term    Long-Term
                                  Money Market     Securities       Securities
                                   Portfolio        Portfolio        Portfolio
                                  ------------  ----------------- ---------------
  Purchases......................      --          $ 3,078,328     $ 16,414,844
                                  ------------     -----------     ------------
  Sales..........................      --          $ 4,982,766     $ 30,998,133
                                  ------------     -----------     ------------

  4. SHARE TRANSACTIONS

  On August 31, 1995, there were 1,000,000,000 shares of $.001 par value capital stock authorized. Transactions in shares of the Fund were as follows:

                                                 U.S. Government  U.S. Government







                                                Intermediate-Term    Long-Term
                                  Money Market     Securities       Securities
                                   Portfolio        Portfolio        Portfolio
                                  ------------  ----------------- ---------------
  In Shares
   Shares Sold...................   49,791,377         573,883        2,729,920
   Shares Issued in Reinvestment
    of Dividends.................    1,055,000          66,809          183,562
                                  ------------     -----------     ------------
                                    50,846,377         640,692        2,913,482
   Shares Redeemed...............  (51,121,619)       (902,155)      (4,480,768)
                                  ------------     -----------     ------------
                                      (275,242)       (261,463)      (1,567,286)
                                  ============     ===========     ============
  In Dollars
   Shares Sold................... $ 49,791,377     $ 5,208,101     $ 24,815,509
   Shares Issued in Reinvestment
    of Dividends.................    1,055,000         598,933        1,657,955
                                  ------------     -----------     ------------
                                    50,846,377       5,807,034       26,473,464
   Shares Redeemed...............  (51,121,619)     (7,995,086)     (41,136,186)
                                  ------------     -----------     ------------
                                  $   (275,242)    $(2,188,052)    $(14,662,722)
                                  ============     ===========     ============


  5. NET UNREALIZED APPRECIATION/DEPRECIATION OF INVESTMENTS

  Unrealized appreciation (depreciation) as of August 31, 1995, based on the cost for Federal income tax purposes is as follows:


                                                 U.S. Government  U.S. Government
                                                Intermediate-Term    Long-Term
                                   Money Market    Securities       Securities
                                    Portfolio       Portfolio        Portfolio
                                   ------------ ----------------- ---------------
  Gross Unrealized Appreciation...         --      $   406,076      $ 1,234,225
  Gross Unrealized Depreciation...         --           (4,482)         (67,890)
                                   -----------     -----------      -----------
  Net Unrealized Appreciation.....         --      $   401,594      $ 1,166,335
                                   ===========     ===========      ===========
  Cost of Investments for Federal
   Income Tax purposes............ $22,114,945     $11,069,172      $15,027,044
                                   ===========     ===========      ===========

  6. NET ASSETS

  At August 31, 1995, net assets consisted of the following:

                                                 U.S. Government  U.S. Government
                                                 Intermediate-Term    Long-Term
                                    Money Market    Securities       Securities
                                     Portfolio       Portfolio        Portfolio
                                    ------------  ---------------   -------------
  Paid-in Capital.................  $21,985,283     $12,170,348      $15,848,714
  Undistributed Net Investment In-
   come...........................          --              --               --
  Accumulated Net Realized Loss on
   Investments....................          --         (979,097)        (624,343)
  Net Unrealized Appreciation on
   Investments....................          --          401,594        1,166,335
                                    -----------     -----------      -----------
  NET ASSETS......................  $21,985,283     $11,592,845      $16,390,706
                                    ===========     ===========      ===========


  7. CAPITAL LOSS CARRYOVERS

  At August 31, 1995, for Federal income tax purposes, the following portfolio's had capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration:


                                               U.S. Government    U.S. Government
                                               Intermediate-Term    Long-Term
                                                   Securities       Securities
  Expires August 31,                                Portfolio        Portfolio
  ------------------                             ---------------  ---------------
  2002..........................................     $745,370         $461,603
  2003..........................................      233,727          162,740
                                                     --------         --------
                                                     $979,097         $624,343
                                                     ========         ========

  Permanent differences between tax and financial reporting of accumulated realized losses have been reclassified to paid-in-capital. As of August 31, 1995 the effect of permanent differences between tax and financial reporting of realized losses of $1,331 and $591,157 for the U.S. Government Intermediate-Term Securities Portfolio and the U.S. Government Long-Term Securities Portfolio, respectively, resulted in a reclassification of such losses to paid-in-capital.



  8. REORGANIZATION PLAN

  On July 27, 1995, the Board of Directors approved the development of an Agreement and Plan of Reorganization to be voted upon by shareholders of the U.S. Government Intermediate-Term Securities Portfolio at a December 22, 1995 meeting of shareholders. Shareholders of record as of October 27, 1995 will receive a combined prospectus/proxy statement (on or about November 13, 1995), and upon their approval, the U.S. Government Long-Term Securities Portfolio would acquire the assets and liabilities of the U.S. Government Intermediate-Term Securities Portfolio in exchange for shares of the U.S. Government Long-Term Securities Portfolio at the Net Asset Value as of December 31, 1995.

                           INDEPENDENT AUDITORS' REPORT

  The Shareholders and Board of Directors
  of The Rushmore Fund, Inc.:

  We have audited the statements of net assets of the Money Market, U.S. Government Intermediate-Term Securities, and U.S. Government Long-Term Securities Portfolio (three of the Portfolios) of The Rushmore Fund, Inc. as of August 31, 1995, the related statements of operations and changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Money Market, U.S. Government Intermediate-Term Securities, and U.S. Government Long-Term Securities Portfolios (three of the Portfolios) of The Rushmore Fund, Inc. at August 31,1995, the results of their operations, the changes in their net assets and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

  DELOITTE & TOUCHE LLP
  Washington, DC
  September 29, 1995

                           RUSHMORE FUND
  --------------------------------------------------------------

                           ANNUAL REPORT

                           August 31, 1995

                                                   [LOGO OF
  RUSHMORE APPEARS HERE]

                      THE RUSHMORE FUND, INC.

  <REDLINE>

                  RUSHMORE MONEY MARKET PORTFOLIO

          4922 Fairmont Avenue, Bethesda, Maryland  20814
                  (301) 657-1517    (800) 621-7874


                STATEMENT OF ADDITIONAL INFORMATION


  The Rushmore  Money Market Portfolio  (the "Portfolio") is  one
  of a series of portfolios in The Rushmore Fund, Inc. (the "Fund"), an open-end management investment company. The objective of the Portfolio is to provide investors with maximum current income to the extent that such investment is consistent with safety of principal. To attain this investment objective, the Portfolio will invest in U.S. Government and agency securities, bank money market instruments, and commercial paper.

  This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Portfolio's Prospectus, dated January 1, 1996. A copy of the Prospectus may be obtained without charge by writing or telephoning the Fund.

  The date of this Statement of Additional Information is January 1, 1996.

  <\REDLINE>

                        STATEMENT OF ADDITIONAL INFORMATION

                                 TABLE OF CONTENTS
  <REDLINE>


                                           Cross Reference to Related
                                         Item in Prospectus

                                             Page in
                                          Statement of       Page in
                                             Addition       Prospectus
                                         Information

             Investment Policies                3              1,4

             Investment Restrictions            3               4

             Management of the Fund             4               9

             Principal Holders of               6               --
             Securities

             Net Asset Value                    6               8

             Calculation of Yield and           8               4
             Return Quotations

             Dividends, Distributions,          8               8
             and Taxes

             Auditors and Custodian             9               10

             Financial Statements               9               3
  <\REDLINE>

  INVESTMENT POLICIES

  Lending of Securities

  <REDLINE>

  Subject to the investment restrictions set forth below, the Portfolio may lend portfolio securities to brokers, dealers, and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the Portfolio and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the Portfolio any income accruing thereon, and the Portfolio may invest the cash collateral in portfolio securities, thereby earning additional income. The Portfolio will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which the Portfolio shares are qualified for sale, and the Portfolio will not lend more than 33-1/3% of the value of the Portfolio's total assets. Loans would be subject to termination by the Portfolio on four business days' notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the lending Portfolio and that Portfolio's shareholders. The Portfolio may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan.

  <\REDLINE>

  Portfolio Transactions

  <REDLINE>

  The Portfolio's securities are normally purchased on a net basis which does not involve payment of brokerage commissions.


  <\REDLINE>

  INVESTMENT RESTRICTIONS

  <REDLINE>

  The following investment restrictions supplement those set forth in the Portfolio's Prospectus. These restrictions are fundamental and may not be changed without prior approval of a majority of the Portfolio's outstanding voting shares. As defined in the Investment Company Act of 1940, as amended, the term "majority" means the vote of the lesser of (a) 67% of the shares of the Portfolio at a meeting where more than 50% of the outstanding shares are present in person or by proxy; or
  (b) more than 50% of the outstanding shares of the Portfolio.

  The Portfolio may not:

  <\REDLINE>

  1. borrow money except as a temporary measure to facilitate redemptions. Such borrowing may be in an amount not to exceed 30% of the Portfolio's total assets, taken at current value, before such borrowing. The Portfolio may not purchase an investment security if a borrowing by the Portfolio is outstanding.

  2. make loans except through repurchase agreements and through the lending of portfolio securities provided the borrower maintains collateral equal to at least 100% of the value of the borrowed security, and marked to market daily.

  3.   underwrite securities of any other issuer.

  4.   purchase   or   sell   real   estate,  including   limited
       partnership interests.

  5. purchase or sell restricted securities or warrants, nor may it issue senior securities.

  6. purchase any security whereby it would account for more than 10% of any issuer's outstanding shares.

  7. purchase securities of any issuer if, as a result of such a purchase, such securities would account for more than 5%, (as defined by Section 5 (b)(1) of the Investment Company Act of 1940), of the Fund's assets. There is no limitation, however, as to investments issued or guaranteed by the United States Government, its agencies or instrumentalities, or in obligations of the United States Government, its agencies or instrumentalities, which are purchased in accordance with the Fund's investment objective and policies.

  8.   purchase or sell commodities or commodities contracts.

  9. concentrate more than 25% of its assets in any one industry.

  <REDLINE>

  The following restrictions have been adopted by the Fund for the Portfolio but are not considered fundamental and may be changed by the Board of Directors of the Fund.

  <\REDLINE>

  The Portfolio may not:

  1.   invest  in   companies  for  the   purpose  of  exercising
       management or control.

  2. purchase more than 10% of the voting securities of any one issuer, or more than 10% of the securities of any class of any one issuer.

  <REDLINE>

  3. purchase or hold the securities of any issuer if those officers or directors of the Fund, or of Money Management Associates, who individually own beneficially more than 0.5% of the outstanding securities of the issuer,
       together   own  beneficially   more  than   5%  of   those
       securities.

  <\REDLINE>

  4.   invest  in  securities  of  other  investment   companies,
       except at customary brokerage commission rates or in connection with mergers, consolidations or offers of exchange.

  5. purchase the securities of companies which, including predecessors, have a record of less than three years continuous operation if, as a result, more than 5% of the market value of the Portfolio's assets would be invested in such companies.

  6.   invest  more  than   10%  of  their  assets   in  illiquid
       securities.

  7.   invest in oil, gas or other mineral leases.

  8.   issue shares for other than cash.

  MANAGEMENT OF THE FUND

  The names and addresses of the directors and officers of the Fund and officers of the Fund's Adviser, Money Management Associates (the "Adviser"), together with information as to their principal business occupations during the past five years, are set forth below. Fees and expenses for non-interested directors will be paid by the Fund.

  <REDLINE>

  *Daniel L. O'Connor, 53 -  Chairman of the Board  of Directors,
  President,  and Treasurer  of  the  Fund. General  Partner  and
  Chief  Operating Officer of the  Adviser.   Address: 1001 Grand
  Isle Way, Palm Beach Gardens, Florida 33418.

  *Richard  J.  Garvey, 62  -  Director  of  the  Fund.   Limited
  Partner  of  the  Adviser.    Address:  4922  Fairmont  Avenue,
  Bethesda, Maryland 20814.

  Jeffrey R. Ellis, 51 - Director  of the Fund.  Vice  President,
  LottoFone,  Inc.,  a  telephone  state lottery  service,  since
  1993.  Vice   President  Shoppers   Express,  Inc.   1988-1992.
  Address: 513 Kerry Lane, Virginia Beach, Virginia 23451.

  Bruce C. Ellis,  51 - Director  of the  Fund.  Vice  President,
  LottoPhone,  Inc.,  a telephone  state  lottery service,  since
  1991.   Vice  President,  Shoppers   Express,  Inc.  1986-1992.
  Address: 7108 Heathwood Court Bethesda, Maryland  20817.

  Patrick F. Noonan, 53 - Director of the Fund. Chairman and Chief Executive Officer of the Conservation Fund since 1986. Vice Chairman, American Farmland Trust and Trustee, American Conservation Association since 1985. President, Conservation Resources, Inc. since 1981. Address: 11901 Glen Mill Drive, Potomac, Maryland 20854.

  Michael D. Lange, 54 - Director of the Fund. Vice President, Capital Hill Management Corporation since 1967. Owner of Michael D. Lange, Ltd., a builder and developer since 1980. Partner of Greatfull Falls, a building developer since 1994.
  Address:  7521 Pepperell Drive, Bethesda, Maryland  20817.

  Leo Seybold, 80  - Director of  the Fund.   Retired.   Address:
  5804 Rockmere Drive, Bethesda, Maryland 20816.

  *Rita A. Gardner,  52 - Director of the  Fund.  Limited Partner
  of the Adviser.  Vice  President and Director of  MMA Services,
  Inc. until 1993.   Address:   4922  Fairmont Avenue,  Bethesda,
  Maryland 20814.

  Timothy  N. Coakley,  CPA,  28   -  Controller. Audit  Manager,
  Deloitte  & Touche   LLP, until  1994.   Address:  4922 Fairmont
  Avenue, Bethesda, Maryland 20814.

  Stephenie E. Adams, 26 - Secretary. Director of Marketing, Rushmore Services, Inc., from July 1994 to present. Regional Sales Coordinator, Media General Cable, from June 1993 to June 1994. Graduate Student, Northwestern University, M.S., from September 1991 to December 1992. Student, Stephens College,

  Columbia,  Missouri,  B.S.,  from  August  1987  to  May  1991.
  Address:  4922 Fairmont Avenue, Bethesda, Maryland 20814.

  <\REDLINE>

  *  Indicates interested  person as  defined  in the  Investment
  Company Act of 1940.

  Certain Directors and Officers of the Fund are also Directors and Officers of Fund for Government Investors, Inc., Fund for Tax-Free Investors, Inc., and American Gas Index Fund, Inc., other investment companies that are managed by the Adviser.

  <REDLINE>

  The Adviser, Money Management Associates, which has its office at 1001 Grand Isle Way, Palm Beach Gardens, Florida 33418, provides the Fund with investment advisory services. The Adviser is a limited partnership which was formed under the laws of the District of Columbia on August 15, 1974. Its primary business since inception has been to serve as the Investment Adviser to Fund for Government Investors, Inc., Fund for Tax-Free Investors, Inc.. The Rushmore Fund, Inc., and the American Gas Index Fund, Inc. Daniel L. O'Connor is the sole general partner of the Adviser, and, as such, exercises control thereof.

  Under an Investment Advisory Agreement with the Adviser, dated October 10, 1985 (the "Agreement"), the Adviser provides investment advice to the Fund and oversees its day-to-day operations, subject to direction and control by the Fund's Board of Directors. Pursuant to the Agreement, the Fund pays the Adviser a fee at an annual rate based on 0.50% of the net assets of the Fund. Normal expenses which are borne by the Fund, include, but are not limited to, taxes, corporate fees, federal and state registration fees, interest expenses (if any), office expenses, the costs incident to preparing, registering and redeeming stock certificates for shareholders, custodian charges, the expenses of shareholders' and directors' meetings, data processing, preparation, printing and distribution of all reports and proxy materials, legal services rendered to the Fund, compensation for those directors who do not serve as employees of the Adviser, insurance coverage for the Fund and its directors and officers, and its membership in trade associations. The Adviser will pay the costs of office space. The Adviser may, from its own resources, including profits from advisory fees received from the Fund provided such fees are legitimate and not excessive, make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares.

  For the fiscal  years ended August  31, 1995,  1994, and  1993,
  the   Portfolio  paid   advisory  fees   to   the  Adviser   of
  approximately $111,227, $156,752, and $314,296, respectively.

  Under an Agreement dated September 1, 1993, Rushmore Trust and Savings, FSB ("RTS"), 4922 Fairmont Avenue, Bethesda, Maryland 20814, a majority-owned subsidiary of the Adviser, provides transfer agency, dividend-disbursing and administrative services to the Fund. The services of RTS are provided to the Fund on a fee basis and are paid by the Fund. RTS will charge an annual fee of 25 basis points (0.25%) of the average daily net assets of the Portfolio. The non-interested directors of the Fund have reviewed the fee structure and determined that it is competitive and in the best interest of the shareholders of the Fund. The fees will be reviewed and approved annually by the non-interested directors. The Fund is subject to the self-custodian rules of the Securities and Exchange Commission. These rules require that the Custodian be subject to three securities verification examinations each year conducted by the Fund's independent accountant. Two of the examinations must be performed on an unannounced surprise basis.

  <\REDLINE>

  PRINCIPAL HOLDERS OF SECURITIES

  <REDLINE>

  On December 8, 1995, there were 24,781,866 shares of the Portfolio outstanding. Rushmore Trust and Savings, FSB held, for the benefit of others, 5.07% of the Portfolio shares. Officers and Directors of the Fund, as a group, own less than 1% of the shares outstanding.

  <\REDLINE>

  NET ASSET VALUE

  <REDLINE>

  The  net   asset  value  of  the  Portfolio's  shares  will  be
  determined daily as of 4:00 P.M., Eastern time, except on customary national business holidays which result in the closing of the New York Stock Exchange, and weekends.

  The Portfolio will utilize the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of the shares of the Portfolio. The Portfolio will utilize the amortized cost method in valuing its portfolio securities even though the portfolio securities may increase or decrease in market value, generally, in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, this method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if the Portfolio sold the instrument. During such periods, the yield to investors in the Portfolio may differ somewhat from that obtained in a similar company which uses mark-to-market values for all its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.

  The Portfolio's use of the amortized cost method to value its portfolio securities and the maintenance of the per share net asset value of $1.00 is permitted pursuant to Rule 2a-7 under the 1940 Act (the "Rule"), and is conditioned on the Portfolio's compliance with various conditions including: (a) the Board is obligated, as a particular responsibility within the overall duty of care owed to the Portfolio's shareholders, to establish written procedures reasonably designed, taking into account current market conditions and the Portfolio's investment objectives, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share; (b) the procedures should provide for (i) the calculation, at such intervals as the Board determines are appropriate and as are reasonable in light of current market conditions, of the deviation, if any, between net asset value per share using amortized cost to value portfolio securities and net asset value per share based upon available market quotations with respect to such portfolio securities; (ii) the periodic review by the Board of the amount of deviation as well as methods used to calculate the amount of deviation; and (iii) the maintenance of written records of the procedures, the Board's considerations made pursuant to the procedures and any actions taken upon such considerations; (c) the Board should consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two methods of valuation; and (d) the Board should take such action as the Board deems appropriate (such as shortening the average portfolio maturity, realizing gains or losses, or, as provided by the
  Articles of Incorporation, reducing the number of the outstanding shares of the Portfolio) to eliminate or reduce to the extent reasonably practicable material dilution or other unfair results to investors or existing shareholders. Any reduction of outstanding shares will be effected by having each shareholder proportionately contribute to the Portfolio's capital the shares necessary to eliminate or reduce the material dilution or other unfair results to investors or existing shareholders. Each shareholder will be deemed to have agreed to such contribution in these circumstances by investment in the Portfolio.

  The  Rule  further  requires  that  the  Portfolio  limits  its investments to U.S. dollar-denominated instruments which the Board determines present minimal credit risks and which are Eligible Securities (as defined below). The Rule also requires the Portfolio to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the Portfolio's objective of maintaining a stable net asset value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than thirteen months. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Portfolio would be required to invest its available cash in such a manner as to reduce such maturity to 90 days or less as soon as reasonably practicable.

  Generally, for purposes of the procedures adopted under the Rule, the maturity of a portfolio instrument is deemed to be the period remaining (calculated from the trade date or such other date on which the Portfolio's interest in the instrument is subject to market action) until the date noted on the face of the instrument as the date on which the principal amount must be paid, or, in the case of an instrument called for redemption, the date on which the redemption payment must be made.

  A variable rate obligation that is subject to a demand feature is deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A floating rate instrument that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

  An Eligible Security is defined in the Rule to mean a security which: (a) has a remaining maturity of thirteen months or less; (b) either (i) is rated in the two highest short-term rating categories by any two nationally-recognized statistical rating organizations ("NRSROs") that have issued a short-term rating with respect to the security or class of debt obligations of the issuer, or (ii) if only one NRSRO has issued a short-term rating with respect to the security, then by that NRSRO; (c) was a long-term security at the time of issuance whose issuer has outstanding a short-term debt obligation which is comparable in priority and security and has a rating as specified in clause (b) above; or (d) if no rating is assigned by any NRSRO as provided in clauses (b) and
  (c) above, the unrated security is determined by the Board to be of comparable quality to any such rated security.

  As permitted by the Rule, the Board has delegated to the Fund's Adviser, subject to the Board's oversight pursuant to guidelines and procedures adopted by the Board, the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

  If the Board determines that it is no longer in the best interests of the Portfolio and its shareholders to maintain a stable price of $1.00 per share, or if the Board believes that maintaining such price no longer reflects a market-based net asset value per share, the Board has the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Portfolio will notify shareholders of any such change.

  The Portfolio will manage its portfolio in an effort to maintain a constant $1.00 per share price, but the Portfolio cannot assure that the value of the Portfolio's shares will never deviate from this price. Since dividends from net investment income (and net short-term capital gains, if any) are declared and accrued on a daily basis, the net asset value per share, under ordinary circumstances, is likely to remain constant. Otherwise, realized and unrealized gains and losses will not be distributed on a daily basis but will be reflected in the Portfolio's net asset value. The amounts of such gains and losses will be considered by the Board in determining the action to be taken to maintain the Fund's $1.00 per share net asset value. Such action may include distribution at any time of part or all of the then-accumulated undistributed net realized capital gains, or reduction or elimination of daily dividends by an amount equal to part or all of the then-accumulated net realized capital losses. However, if realized losses should exceed the sum of net investment income plus realized gains on any day, the net asset value per share on that day might decline below $1.00 per share. In such circumstances, the Portfolio may reduce or eliminate the payment of daily dividends for a period of time in an effort to restore the Fund's $1.00 per share net asset value. A decline in prices of securities could result in significant unrealized depreciation on a mark-to-market basis. Under these circumstances the Portfolio may reduce or eliminate the payment of dividends, and utilize a net asset value per share as determined by using available market quotations, or reduce the number of its shares outstanding.

  <\REDLINE>

  CALCULATION OF YIELD AND RETURN QUOTATIONS

  <REDLINE>

  The Portfolio's annualized current yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining, for a stated seven-day period, the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Portfolio such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

  The Portfolio's annualized effective yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as the current yield), the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Portfolio such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

  The yields quoted in any advertisement or other communication should not be considered a representation of the yields of the Portfolio in the future since the yield is not fixed. Actual yields will depend not only on the type, quality, and maturities of the investments held by Portfolio and changes in interest rates on such investments, but also on changes in the Portfolio's expenses during the period.

  Yield information may be useful in reviewing the performance of the Portfolio and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time, the Portfolio's yield fluctuates.

  <\REDLINE>

  <REDLINE>

  DIVIDENDS, DISTRIBUTIONS, AND TAXES

  Dividends and Distributions. As discussed in the Prospectus, the Portfolio intends to declare dividends daily from net investment income (and net short-term capital gains, if any) and distribute such dividends monthly. Net income, for dividend purposes, includes accrued interest and amortization of original issue and market discount, plus or minus any short-term gains or losses realized on sales of portfolio securities, less the amortization of market premium and the estimated expenses of the Portfolio. Net income will be calculated immediately prior to the determination of net asset value per share of the Portfolio.

  The Board may revise the dividend policy, or postpone the payment of dividends, if the Portfolio should have or anticipate any large unexpected expense, loss, or fluctuation in net assets which, in the opinion of the Board, might have a significant adverse effect on shareholders. On occasion, in order to maintain a constant $1.00 per share net asset value, the Board may direct that the number of outstanding shares be reduced in each shareholder's account. Such reduction may result in taxable income to a shareholder in excess of the net increase (i.e., dividends, less such reduction), if any, in the shareholder's account for a period of time. Furthermore, such reduction may be realized as a capital loss when the shares are liquidated.

  Taxes. The Portfolio intends to qualify as a regulated investment company under Subchapter M of the U.S. Internal
  Revenue Code of 1986, as amended. If so qualified, the Portfolio will not be subject to Federal income taxes, provided that the Portfolio distributes all of the Portfolio's taxable net investment income and all of the Portfolio's net realized gains.

  Shareholders will be subject to Federal income tax on dividends paid from interest income derived from taxable securities and on distributions of realized net short-term capital gains. Interest and realized net short-term capital gains distributions are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash. Since the Portfolio's income is expected to be derived entirely from interest rather than dividends, none of such distributions will be eligible for the Federal dividends received deduction available to corporations.

  The Portfolio may be subject to tax or taxes in certain states where the Portfolio does business. Furthermore, in those states which have income tax laws, the tax treatment of the Portfolio and of Portfolio shareholders with respect to distributions by the Portfolio may differ from Federal tax treatment.

  Shareholders are urged to consult their own tax advisers regarding specific questions as to Federal, state or local taxes.

  <\REDLINE>

  AUDITORS AND CUSTODIAN

  <REDLINE>

  Deloitte   &   Touche   LLP,   independent   certified   public
  accountants, are the auditors of the Portfolio. Rushmore Trust and Savings, FSB, Bethesda, Maryland acts as custodian bank for the Portfolio.

  <\REDLINE>


  FINANCIAL STATEMENTS

  <REDLINE>

  The Portfolio incorporates by reference in this Statement of Additional Information the financial statements and notes contained in its annual report to the shareholders for the year ended August 31, 1995, which must accompany this Statement of Additional Information.

  <\REDLINE>

                            ANNUAL REPORT, AUGUST 31, 1995
                               THE RUSHMORE FUND, INC.

                   4922 FAIRMONT AVENUE, BETHESDA, MARYLAND  20814
                            (800) 343-3355 (301) 657-1500
          [LOGO OF RUSHMORE
           APPEARS HERE]
          -----------------------------------------------------------------

          Dear Shareholders:

          In early 1994, the Federal Reserve began what was to be the first of seven interest rate increases between February 1994 and February 1995, with the two most sizable increases of 75 and 50 basis points occurring in November 1994 and February 1995, respectively. Yet, the bear market environment of 1994 did not abate until late in the first quarter of 1995, when the Fed's interest rate increases finally took hold and the economy began to slow. The economic environment turned more favorable for notes and bonds in the second quarter of 1995, but was somewhat tempered by the weakening of the U.S. dollar. Finally in July 1995 the Federal Reserve reduced rates 25 basis points, which marked a turning point for monetary policy from one of restraint to one of accommodation.

          RUSHMORE MONEY MARKET PORTFOLIO invests in the highest quality commercial paper 81.70%, and U.S. Treasury repurchase agreements 18.30%. The Portfolio had an average maturity of 17 days on August 31, 1995. For the fiscal year ended August 31, 1995, net income averaged 4.92% of net assets. We look for short-term rates to have a market decline for the next few months.

          RUSHMORE U.S. GOVERNMENT INTERMEDIATE-TERM SECURITIES PORTFOLIO invests primarily in the current ten-year Treasury note. The objective of the Portfolio is to provide high current income, while maintaining the safety of principal. For the fiscal year ended August 31, 1995, the Portfolio posted a total return of 12.07%.

          RUSHMORE U.S. GOVERNMENT LONG-TERM SECURITIES PORTFOLIO invests in 10 and 30 year U.S. Treasury securities and, like the Intermediate-Term Portfolio, strives to earn the highest income possible while maintaining the safety of principal. For the fiscal year ended August 31, 1995, the Portfolio posted a total return of 16.35%.

          The Federal Reserve, pleased that the economy looks substantially healthier than in July when it cut interest rates, will likely put further rate cuts on hold until at least its next policy meeting in November 1995. The economy, now operating close to full employment, can grow without an acceleration of inflation. For the short-term, rates will stay around present levels. Going forward, however, the situation for notes and bonds is extremely attractive because of the progress against inflation. For the balance of the calendar year, we look for the economy to accelerate and rates to move lower, this all being done quite possibly without further rate cuts by the Federal Reserve.

          We will continue our conservative investment philosophy and, as always, thank you for your continued investment in The Rushmore Fund, Inc.

          Sincerely,


          /s/ Daniel L. O'Connor                /s/ Richard J. Garvey

          Daniel L. O'Connor                    Richard J. Garvey
          Chairman of the Board                 President

                                      THE RUSHMORE FUND, INC.
                                       MONEY MARKET PORTFOLIO
                                      STATEMENT OF NET ASSETS
                                          AUGUST 31, 1995


                                                                  Face  Value
                                                            Amount(Note 1)


  COMMERCIAL PAPER 82.18%
  Abbott Lab Co., 5.68%, 9/25/95........................   $1,000,000 $   996,213
  American Express Credit Corp., 5.70%, 9/05/95..........   1,000,000     999,367
  AT&T Corp., 5.70%, 9/27/95.............................   1,000,000     995,883
  Chevron Oil Finance Co., 5.70%, 10/04/95...............     800,000     795,820
  Dover Corp., 5.71%, 9/11/95............................   1,000,000     998,414
  Exxon Asset Management Corp., 5.70%, 9/14/95...........   1,000,000     997,942
  Ford Motor Credit Co., 5.72%, 10/19/95.................     800,000     793,899
  General Electric Capital Corp., 5.73%, 9/21/95.........     800,000     797,453
  Heinz Co., 5.67%, 9/01/95..............................     800,000     800,000
  Kellogg Co., 5.70%, 9/18/95............................     750,000     747,981
  Merrill Lynch Co., 5.73%, 10/20/95.....................     800,000     793,761
  Pepsi Co., 5.68%, 9/12/95..............................     800,000     798,612
  Philip Morris Co., 5.70%, 10/04/95.....................     800,000     795,820
  Pitney Bowes Credit Corp., 5.72%, 9/15/95..............     775,000     773,276
  Raytheon Co., 5.70%, 9/21/95...........................     800,000     797,467
  Safeco Credit Corp., 5.71%, 9/22/95....................     800,000     797,335
  Texaco, Inc., 5.68%, 9/01/95...........................   1,000,000   1,000,000
  Transamerica Corp, 5.73%, 10/03/95.....................   1,000,000     994,907
  United Parcel Service of America, Inc., 5.70%, 9/18/95.     800,000     797,847
  US West Corp., 5.65%, 9/13/95..........................     800,000     798,493
  Xerox Corp., 5.70%, 9/26/95............................     800,000     796,833
                                                                      -----------
  Total Commercial Paper (Cost $18,067,323)..............              18,067,323
                                                                      -----------
  REPURCHASE AGREEMENTS 18.41%
  With Paine Webber at 5.75%, dated 8/31/95, due 9/1/95,
   collateralized by
   U.S. Treasury Notes, due 11/30/96 (Cost $4,047,622)...               4,047,622
                                                                      -----------
  Total Investments 100.59% (Cost $22,114,945*)..........              22,114,945
                                                                      -----------
  Other Liabilities in excess of Assets -0.59%...........               (129,662)
                                                                      -----------
  Net Assets (Note 6) 100.00%............................             $21,985,283
                                                                      ===========
  Net Asset Value Per Share (Based on 21,985,283 Shares
   Outstanding)..........................................             $      1.00

                                         3






                                                                      ===========

                *Same cost is used for Federal income tax purposes.

                         See Notes to Financial Statements.

                              THE RUSHMORE FUND, INC.
               U.S. GOVERNMENT INTERMEDIATE-TERM SECURITIES PORTFOLIO
                              STATEMENT OF NET ASSETS
                                  AUGUST 31, 1995

                                                              Face       Value
                                                             Amount    (Note 1)
                                                           ---------- -----------
  U.S. TREASURY OBLIGATIONS 97.93%
  U.S. Treasury Notes, 5.875%, 2/15/04.................... $8,900,000 $ 8,644,125
  U.S. Treasury Notes, 7.875%, 11/15/04...................    300,000     331,500
  U.S. Treasury Bonds, 7.50%, 2/15/05.....................    700,000     756,438
  U.S. Treasury Notes, 6.50%, 5/15/05.....................  1,600,000   1,620,499
                                                                      -----------
  Total U.S. Treasury Obligations (Cost $10,950,968)......             11,352,562
                                                                      -----------
  REPURCHASE AGREEMENTS 1.02%
  With Paine Webber at 5.75%, dated 8/31/95, due 9/1/95,
   collateralized by
   U.S. Treasury Notes, due 11/30/96 (Cost $118,204)......                118,204
                                                                      -----------
  Total Investments 98.95% (Cost $11,069,172*)............             11,470,766
                                                                      -----------
  Other Assets Less Liabilities 1.05%.....................                122,079
                                                                      -----------
  Net Assets (Note 6) 100.00%.............................            $11,592,845
                                                                      ===========
  Net Asset Value Per Share (Based on 1,227,678 Shares
   Outstanding)...........................................            $      9.44
                                                                      ===========

                * Same cost is used for Federal income tax purposes.

                         See Notes to Financial Statements.

                              THE RUSHMORE FUND, INC.
                   U.S. GOVERNMENT LONG-TERM SECURITIES PORTFOLIO
                              STATEMENT OF NET ASSETS
                                  AUGUST 31, 1995

                                                              Face       Value
                                                             Amount    (Note 1)
                                                           ---------- -----------
  U.S. TREASURY OBLIGATIONS 94.37%
  U.S. Treasury Bonds, 8.00%, 11/15/21.................... $  800,000 $   917,749
  U.S. Treasury Bonds, 7.50%, 11/15/24....................  7,400,000   8,112,250
  U.S. Treasury Bonds, 7.625%, 2/15/25....................  4,850,000   5,409,263
  U.S. Treasury Bonds, 6.875%, 8/15/25....................  1,000,000   1,029,062
                                                                      -----------
  Total U.S. Treasury Obligations (Cost $14,301,989)......             15,468,324
                                                                      -----------
  REPURCHASE AGREEMENTS 4.43%
  With Paine Webber at 5.75%, dated 8/31/95, due 9/1/95,
   collateralized by
   U.S. Treasury Notes, due 11/30/96 (Cost $725,055)......                725,055
                                                                      -----------
  Total Investments 98.80% (Cost $15,027,044*)............             16,193,379
                                                                      -----------
  Other Assets Less Liabilities 1.20%.....................                197,327
                                                                      -----------
  Net Assets (Note 6) 100.00%.............................            $16,390,706
                                                                      ===========
  Net Asset Value Per Share (Based on 1,657,846 Shares
   Outstanding)...........................................            $      9.89
                                                                      ===========

                * Same cost is used for Federal income tax purposes.

                         See Notes to Financial Statements.

                              THE RUSHMORE FUND, INC.
                              STATEMENTS OF OPERATIONS
                         FOR THE YEAR ENDED AUGUST 31, 1995

                                                 U.S. Government  U.S. Government
                                                Intermediate-Term    Long-Term
                                   Money Market    Securities       Securities
                                    Portfolio       Portfolio        Portfolio
                                   ------------ ----------------- ---------------
  INVESTMENT INCOME (Note 1)......  $1,260,190     $  784,865       $2,029,836
                                    ----------     ----------       ----------
  EXPENSES
   Investment Advisory Fee (Note
    2)............................     111,227         55,386          134,573
   Administrative Fee (Note 2)....      55,614         33,231           80,744
                                    ----------     ----------       ----------
    Total Expenses................     166,841         88,617          215,317
                                    ----------     ----------       ----------
  NET INVESTMENT INCOME...........   1,093,349        696,248        1,814,519
                                    ----------     ----------       ----------
   Net Realized Loss on
    Investments...................         --        (233,727)        (162,740)
   Net Change in Unrealized
    Appreciation of Investments...         --         652,352        1,939,775
                                    ----------     ----------       ----------
  NET GAIN ON INVESTMENTS.........         --         418,625        1,777,035
                                    ----------     ----------       ----------
  NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS......  $1,093,349     $1,114,873       $3,591,554
                                    ==========     ==========       ==========

                         See Notes to Financial Statements.

                              THE RUSHMORE FUND, INC.
                        STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE YEAR ENDED AUGUST 31,


                                                         Money Market
                                                           Portfolio

                                                       1995          1994
                                                     -----------  ------------

  FROM INVESTMENT ACTIVITIES
   Net Investment Income..                           $ 1,093,349  $    884,972
   Net Realized Losses on Investment
    Transactions..........                                --            --
   Net Change in Unrealized
    Appreciation (Depreciation) of
    Investments...........                                --            --
                                                     -----------  ------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations............            1,093,349       884,972
  DISTRIBUTIONS TO SHAREHOLDERS
   From Net Investment Income................       (1,093,349)     (895,876)
   From Realized Gains on Investments...........          --            --
  FROM SHARE TRANSACTIONS (Note 4)...............     (275,242)  (34,498,161)
                                                     -----------  ------------
   Net Increase (Decrease) in Net Assets.........     (275,242)  (34,509,065)
  NET ASSETS--Beginning of Year...................   22,260,525    56,769,590
                                                     -----------  ------------
  NET ASSETS--End of Year.                          $21,985,283  $ 22,260,525
                                                     ===========  ============

                         See Notes to Financial Statements.

                              THE RUSHMORE FUND, INC.
                        STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE YEAR ENDED AUGUST 31,

                                                          U.S. Government
                                                         Intermediate-Term
                                                              Securities
                                                               Portfolio
                                                      ------------------------
                                                         1995         1994
                                                    -----------  ------------
  FROM INVESTMENT ACTIVITIES
   Net Investment Income..                           $   696,248  $ 1,054,991
   Net Realized Losses on
    Investment Transactions..........                    (233,727)    (746,062)
   Net Change in  Unrealized Appreciation
    (Depreciation) of Investments...........              652,352   (1,585,722)
                                                         ----------  -----------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations............                1,114,873   (1,276,793)

  DISTRIBUTIONS TO SHAREHOLDERS
   From Net Investment Income................            (696,248)    (1,059,384)
  From Realized Gains on Investments...........                --       (331,837)

  FROM SHARE TRANSACTIONS (Note 4)...............        (2,188,052)  (4,320,098)
                                                         ----------- ------------
   Net Increase (Decrease) in Net Assets.........        (1,769,427)  (6,988,112)

  NET ASSETS--Beginning of Year...................        13,362,272   20,350,384
                                                          ----------  -----------
  NET ASSETS--End of Year.                               $11,592,845  $13,362,272
                                                          =========== ===========


                         See Notes to Financial Statements.

                              THE RUSHMORE FUND, INC.
                        STATEMENTS OF CHANGES IN NET ASSETS
                           FOR THE YEAR ENDED AUGUST 31,

                                                          U.S. Government
                                                              Long-Term
                                                              Securities
                                                               Portfolio
                                                      ------------------------
                                                         1995         1994
                                                    -----------  ------------
  FROM INVESTMENT ACTIVITIES
   Net Investment Income..                          $   1,814,519  $ 1,336,390
   Net Realized Losses on Investment
    Transactions..........                               (162,740)    (271,328)
   Net Change in Unrealized
    Appreciation (Depreciation) of
    Investments...........                               1,939,775   (2,738,037)
                                                         ----------   ----------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations............                 3,591,554   (1,672,975)
  DISTRIBUTIONS TO SHAREHOLDERS
   From Net Investment Income................            (1,814,519)  (1,341,699)
   From Realized Gains on Investments...........              --      (1,300,316)
  FROM SHARE TRANSACTIONS (Note 4)...............        (14,662,722)  9,497,713
                                                         ------------ -----------
   Net Increase (Decrease) in Net Assets.........        (12,885,687)   5,182,723
  NET ASSETS--Beginning of Year...................        29,276,393   24,093,670
                                                          ----------  -----------
  NET ASSETS--End of Year.                               $ 16,390,706 $29,276,393
                                                          =========== ===========

                         See Notes to Financial Statements.

                              THE RUSHMORE FUND, INC.
                                FINANCIAL HIGHLIGHTS
                               MONEY MARKET PORTFOLIO

                                          For the Year Ended August 31,
                                     -------------------------------------------
                                      1995     1994     1993     1992     1991
                                     -------  -------  -------  -------  -------
  Per Share Operating Performance:
   Net Asset Value--Beginning of
    Year............................ $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                     -------  -------  -------  -------  -------
   Net Investment Income............   0.049    0.027    0.024    0.037    0.061
   Net Realized and Unrealized Gains
    (Losses) on Securities..........     --       --       --       --       --
                                     -------  -------  -------  -------  -------
   Net Increase in Net Asset Value
    Resulting from Operations.......   0.049    0.027    0.024    0.037    0.061
   Dividends to Shareholders........  (0.049)  (0.027)  (0.024)  (0.037)  (0.061)
   Distributions to Shareholders
    From Net Realized Capital Gains.     --       --       --       --       --
                                     -------  -------  -------  -------  -------
   Net Increase (Decrease) in Net
    Asset Value.....................    0.00     0.00     0.00     0.00     0.00
                                     -------  -------  -------  -------  -------
   Net Asset Value--End of Year..... $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                     =======  =======  =======  =======  =======
  Total Investment Return...........    5.03%    2.88%    2.43%    3.71%    6.33%
  Ratios to Average Net Assets:
   Expenses.........................    0.75%    0.75%    0.78%    0.80%    0.79%
   Net Investment Income............    4.92%    2.73%    2.40%    3.71%    6.14%
  Supplementary Data:
   Portfolio Turnover Rate..........     --       --       --       --       --
   Number of Shares Outstanding at
    End of Year
    (000's omitted).................  21,985   22,261   56,759   98,606  115,539

                         See Notes to Financial Statements.

                              THE RUSHMORE FUND, INC.
                                FINANCIAL HIGHLIGHTS
               U.S. GOVERNMENT INTERMEDIATE-TERM SECURITIES PORTFOLIO

                                         For the Year Ended August 31,
                                    --------------------------------------------
                                     1995     1994      1993     1992     1991
                                    -------  -------   -------  -------  -------
  Per Share Operating Performance:
   Net Asset Value--Beginning of
    Year........................... $  8.97  $ 10.22   $ 10.73  $  9.93  $  9.39
                                    -------  -------   -------  -------  -------
   Net Investment Income...........   0.564    0.527     0.596    0.681    0.702
   Net Realized and Unrealized
    Gains (Losses) on Securities...   0.470   (1.080)    0.492    0.799    0.539
                                    -------  -------   -------  -------  -------
   Net Increase (Decrease) in Net
    Asset Value Resulting from
    Operations.....................   1.034   (0.553)    1.088    1.480    1.241
   Dividends to Shareholders.......  (0.564)  (0.530)   (0.596)  (0.680)  (0.701)
   Distributions to Shareholders
    from Net Realized Capital
    Gains..........................     --    (0.166)   (1.002)     --       --
                                    -------  -------   -------  -------  -------
   Net Increase (Decrease) in Net
    Asset Value....................    0.47    (1.25)    (0.51)    0.80     0.54
                                    -------  -------   -------  -------  -------
   Net Asset Value--End of Year.... $  9.44  $  8.97   $ 10.22  $ 10.73  $  9.93
                                    =======  =======   =======  =======  =======
  Total Investment Return..........   12.07%   (5.64)%   14.47%   15.37%   13.86%
  Ratios to Average Net Assets:
   Expenses........................    0.80%    0.80%     0.80%    0.80%    0.80%
   Net Investment Income...........    6.30%    5.50%     5.91%    6.63%    7.21%
  Supplementary Data:
   Portfolio Turnover Rate.........    28.9%   174.0%    113.3%   199.8%   195.8%
   Number of Shares Outstanding at
    End of Year
    (000's omitted)................   1,228    1,489     1,990    1,502    2,322

                         See Notes to Financial Statements.

                              THE RUSHMORE FUND, INC.
                                FINANCIAL HIGHLIGHTS
                   U.S. GOVERNMENT LONG-TERM SECURITIES PORTFOLIO

                                         For the Year Ended August 31,
                                    --------------------------------------------
                                     1995     1994      1993     1992     1991
                                    -------  -------   -------  -------  -------
  Per Share Operating Performance:
   Net Asset Value--Beginning of
    Year........................... $  9.08  $ 11.55   $ 10.62  $  9.97  $  9.14
                                    -------  -------   -------  -------  -------
   Net Investment Income...........   0.606    0.599     0.650    0.697    0.718
   Net Realized and Unrealized
    Gains (Losses) on Securities...   0.810   (1.880)    1.304    0.649    0.829
                                    -------  -------   -------  -------  -------
   Net Increase (Decrease) in Net
    Asset Value Resulting from
    Operations.....................   1.416   (1.281)    1.954    1.346    1.547
   Dividends to Shareholders.......  (0.606)  (0.602)   (0.650)  (0.696)  (0.717)
   Distributions to Shareholders
    from Net Realized Capital
    Gains..........................     --    (0.583)   (0.374)     --       --
                                    -------  -------   -------  -------  -------
   Net Increase (Decrease) in Net
    Asset Value....................    0.81    (2.47)     0.93     0.65     0.83
                                    -------  -------   -------  -------  -------
   Net Asset Value--End of Year.... $  9.89  $  9.08   $ 11.55  $ 10.62  $  9.97
                                    =======  =======   =======  =======  =======
  Total Investment Return..........   16.35%  (10.29)%   20.92%   13.97%   17.61%
  Ratios to Average Net Assets:
   Expenses........................    0.80%    0.80%     0.80%    0.80%    0.80%
   Net Investment Income...........    6.75%    5.97%     6.08%    6.80%    7.43%
  Supplementary Data:
   Portfolio Turnover Rate.........    63.3%   188.3%    173.6%   298.0%   235.7%
   Number of Shares Outstanding at
    End of Year
    (000's omitted)................   1,658    3,225     2,085    2,148    1,452

                         See Notes to Financial Statements.

                              THE RUSHMORE FUND, INC.
                           NOTES TO FINANCIAL STATEMENTS
                                  AUGUST 31, 1995


  1. SIGNIFICANT ACCOUNTING POLICIES

  The Rushmore Fund, Inc. ("Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment company. The Fund consists of four separate portfolios each with its own investment objectives and policies. These financial statements report on three of the four portfolios:
  Money Market Portfolio, U.S. Government Intermediate-Term Securities Portfolio, and U.S. Government Long-Term Securities Portfolio. The following is a summary of significant accounting policies which the Fund follows.

       (a) Securities of the Money Market Portfolio are valued at amortized cost which approximates market value. Securities of the U.S. Government Intermediate-Term Securities Portfolio and U.S. Government Long-Term Securities Portfolio are valued on the basis of the average of quoted bid and ask prices when market quotations are available. If market quotations are not readily available, the Board of Directors will value the portfolios' securities in good faith.

       (b) Security transactions are recorded on the trade date the date the order to buy or sell is executed).
            Interest income is accrued on a daily basis.
            Realized gains and losses from securities transactions are computed on an identified cost basis.

       (c) Net investment income is computed, and dividends are declared daily, in the Money Market, U.S. Government Intermediate-Term Securities and U.S. Government Long-Term Securities Portfolios. Income dividends in these portfolios are paid monthly. Dividends are reinvested in additional shares unless shareholders request payment in cash. Generally, short-term capital gains are distributed quarterly in the Money Market, U.S. Government Intermediate-Term Securities and U.S. Government Long-Term Securities Portfolios. Long-term capital gains, if any, are distributed annually.

       (d) The Fund complies with the provisions of the Internal Revenue Code applicable to regulated investment companies and distributes all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

  2. INVESTMENT ADVISORY AND SHAREHOLDER SERVICES

  Investment advisory and management services are provided by Money Management Associates, ("Adviser"). Under an agreement with the Adviser, each portfolio of the Fund pays a fee for such services at an annual rate of 0.50% of the average daily net assets of the portfolio.

  Rushmore Trust and Savings, FSB (Trust), a wholly owned subsidiary of the Adviser, provides transfer agency, dividend-disbursing and shareholder services to the Fund. In addition, the Trust serves as custodian of the Fund's assets and pays the operating expenses of the Fund. For these services, the Trust receives an annual fee of 0.25% of the average net assets of the Money Market Portfolio, 0.30% of the average net assets of the U.S. Government Intermediate-Term Securities and U.S. Government Long-Term Securities Portfolios.

  3. SECURITIES TRANSACTIONS

  For the year ended August 31, 1995, purchases and sales
  (including maturities) of securities (excluding short-term securities) were as follows:


                                                 U.S. Government  U.S. Government
                                                Intermediate-Term    Long-Term
                                  Money Market     Securities       Securities
                                   Portfolio        Portfolio        Portfolio
                                  ------------  ----------------- ---------------
  Purchases......................      --          $ 3,078,328     $ 16,414,844
                                  ------------     -----------     ------------
  Sales..........................      --          $ 4,982,766     $ 30,998,133
                                  ------------     -----------     ------------

  4. SHARE TRANSACTIONS

  On August 31, 1995, there were 1,000,000,000 shares of $.001 par value capital stock authorized. Transactions in shares of the Fund were as follows:

                                                 U.S. Government  U.S. Government

                                         15






                                                Intermediate-Term    Long-Term
                                  Money Market     Securities       Securities
                                   Portfolio        Portfolio        Portfolio
                                  ------------  ----------------- ---------------
  In Shares
   Shares Sold...................   49,791,377         573,883        2,729,920
   Shares Issued in Reinvestment
    of Dividends.................    1,055,000          66,809          183,562
                                  ------------     -----------     ------------
                                    50,846,377         640,692        2,913,482
   Shares Redeemed...............  (51,121,619)       (902,155)      (4,480,768)
                                  ------------     -----------     ------------
                                      (275,242)       (261,463)      (1,567,286)
                                  ============     ===========     ============
  In Dollars
   Shares Sold................... $ 49,791,377     $ 5,208,101     $ 24,815,509
   Shares Issued in Reinvestment
    of Dividends.................    1,055,000         598,933        1,657,955
                                  ------------     -----------     ------------
                                    50,846,377       5,807,034       26,473,464
   Shares Redeemed...............  (51,121,619)     (7,995,086)     (41,136,186)
                                  ------------     -----------     ------------
                                  $   (275,242)    $(2,188,052)    $(14,662,722)
                                  ============     ===========     ============


  5. NET UNREALIZED APPRECIATION/DEPRECIATION OF INVESTMENTS

  Unrealized appreciation (depreciation) as of August 31, 1995, based on the cost for Federal income tax purposes is as follows:


                                                 U.S. Government  U.S. Government
                                                Intermediate-Term    Long-Term
                                   Money Market    Securities       Securities
                                    Portfolio       Portfolio        Portfolio
                                   ------------ ----------------- ---------------
  Gross Unrealized Appreciation...         --      $   406,076      $ 1,234,225
  Gross Unrealized Depreciation...         --           (4,482)         (67,890)
                                   -----------     -----------      -----------
  Net Unrealized Appreciation.....         --      $   401,594      $ 1,166,335
                                   ===========     ===========      ===========
  Cost of Investments for Federal
   Income Tax purposes............ $22,114,945     $11,069,172      $15,027,044
                                   ===========     ===========      ===========

  6. NET ASSETS

  At August 31, 1995, net assets consisted of the following:

                                                 U.S. Government  U.S. Government
                                                 Intermediate-Term    Long-Term
                                    Money Market    Securities       Securities
                                     Portfolio       Portfolio        Portfolio
                                    ------------  ---------------   -------------
  Paid-in Capital.................  $21,985,283     $12,170,348      $15,848,714
  Undistributed Net Investment In-
   come...........................          --              --               --
  Accumulated Net Realized Loss on
   Investments....................          --         (979,097)        (624,343)
  Net Unrealized Appreciation on
   Investments....................          --          401,594        1,166,335
                                    -----------     -----------      -----------
  NET ASSETS......................  $21,985,283     $11,592,845      $16,390,706
                                    ===========     ===========      ===========


  7. CAPITAL LOSS CARRYOVERS

  At August 31, 1995, for Federal income tax purposes, the following portfolio's had capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration:


                                               U.S. Government    U.S. Government
                                               Intermediate-Term    Long-Term
                                                   Securities       Securities
  Expires August 31,                                Portfolio        Portfolio
  ------------------                             ---------------  ---------------
  2002..........................................     $745,370         $461,603
  2003..........................................      233,727          162,740
                                                     --------         --------
                                                     $979,097         $624,343
                                                     ========         ========

  Permanent differences between tax and financial reporting of accumulated realized losses have been reclassified to paid-in-capital. As of August 31, 1995 the effect of permanent differences between tax and financial reporting of realized losses of $1,331 and $591,157 for the U.S. Government Intermediate-Term Securities Portfolio and the U.S. Government Long-Term Securities Portfolio, respectively, resulted in a reclassification of such losses to paid-in-capital.



  8. REORGANIZATION PLAN

  On July 27, 1995, the Board of Directors approved the development of an Agreement and Plan of Reorganization to be voted upon by shareholders of the U.S. Government Intermediate-Term Securities Portfolio at a December 22, 1995 meeting of shareholders. Shareholders of record as of October 27, 1995 will receive a combined prospectus/proxy statement (on or about November 13, 1995), and upon their approval, the U.S. Government Long-Term Securities Portfolio would acquire the assets and liabilities of the U.S. Government Intermediate-Term Securities Portfolio in exchange for shares of the U.S. Government Long-Term Securities Portfolio at the Net Asset Value as of December 31, 1995.

                           INDEPENDENT AUDITORS' REPORT

  The Shareholders and Board of Directors
  of The Rushmore Fund, Inc.:

  We have audited the statements of net assets of the Money Market, U.S. Government Intermediate-Term Securities, and U.S. Government Long-Term Securities Portfolio (three of the Portfolios) of The Rushmore Fund, Inc. as of August 31, 1995, the related statements of operations and changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Money Market, U.S. Government Intermediate-Term Securities, and U.S. Government Long-Term Securities Portfolios (three of the Portfolios) of The Rushmore Fund, Inc. at August 31,1995, the results of their operations, the changes in their net assets and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

  DELOITTE & TOUCHE LLP
  Washington, DC
  September 29, 1995

                           RUSHMORE FUND
  --------------------------------------------------------------

                           ANNUAL REPORT

                           August 31, 1995

                                                   [LOGO OF
  RUSHMORE APPEARS HERE]

                               PART C

                               PART C

                         OTHER INFORMATION
                      The Rushmore Fund, Inc.




  ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

    a. Financial  statements:   The  following audited  financial
       statements are incorporated by reference in Part B of this registration statement's amendment:

  <REDLINE>

          For the Rushmore Nova Portfolio:
            Statements of Net Assets as of August 31, 1995; Statements of Operations for the year ended August 31, 1995;
            Statements of Changes in Net Assets for the years ended August 31, 1995 and 1994; and
            Financial Highlights for each of the five years in the period ended August 31, 1995.

          For the Rushmore U.S. Government Bond Portfolio:
            Statements of Net Assets as of August 31, 1995; Statements of Operations for the year ended August 31, 1995;
            Statements of Changes in Net Assets for the years ended August 31, 1995 and 1994; and
            Financial Highlights for each of the five years in the period ended August 31, 1995.

          For the Rushmore Money Market Portfolio:
            Statements of Net Assets as of August 31, 1995; Statements of Operations for the year ended August 31, 1995;
            Statements of Changes in Net Assets for the years ended August 31, 1995 and 1994; and
            Financial Highlights for each of the five years in the period ended August 31, 1995.

  <\REDLINE>

    b. Exhibits:

  <REDLINE>


       (1)(a)    Articles of Incorporation of Registrant.1/
       (1)(b)    Articles of Amendment.1/
       (1)(c)    Articles Supplementary.1/
       (2)       Bylaws of Registrant.1/
       (3)       Voting Trust Agreement.2/
       (4)       Specimen Share Certificate.2/
       (5) Form of Management Contract between Registrant and Money Management Associates. 1/
       (6)       Form of Underwriting Agreement.2/
       (7)       Bonus, Profit Sharing or Pension Plans.2/
       (8) Form of Custody and Administrative Services Agreement between Registrant and Rushmore Trust and Savings, F.S.B. 1/
       (9)       Other material contracts.2/
       (10)      Opinion  of Barham,  Radigan,  Suiters &  Brown,
                 P.C.,  regarding  the  legality  of   securities
                 being registered.3/
       (11)      Consent  of Deloitte  & Touche  LLP, independent
                 public accountants for Registrant.3/
       (12)      Financial Statements omitted from Item 23.2/
       (13)      Copies  of  any  agreements  or   understandings
                 concerning initial capital.2/
       (14)      Copies   of   the   model  plan   used   in  the
                 establishment   of   any   retirement  plan   in
                 conjunction  with  which  Registrant offers  its
                 securities.3/
       (15)      Form of Rule 12b-1 Distribution Plan.2/
       (16)      Schedule   for   computation    of   performance
                 quotations.3/
       (17)      Financial Data Schedule.3/
       (18) Copies of any plan entered into by Registrant pursuant to Rule 18f-3.2/

   1/   Incorporated by  reference  to the  Registrant's  Combined
       Registration  Statement/Proxy  Statement  on  Form   N-14,
       previously filed via EDGAR transmission on October 10, 1995 (Registration Nos. 33-63313 and 811-4369).

   2/   None.

   3/   Filed herewith.

  <\REDLINE>


  ITEM 25.  PERSONS CONTROLLED BY  OR UNDER  COMMON CONTROL  WITH
            REGISTRANT

       None.


  ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

  <REDLINE>
                                              N u m b e r     o f
  Shareholders
                                               of Record at
       Title of Class                        December 8, 1995

       (Common Stock, $.001 par value)

       The Rushmore Nova Portfolio                         3
       The Rushmore U.S. Government
         Bond Portfolio                                   472
       The Rushmore Money Market Portfolio              1,719

  <\REDLINE>

  ITEM 27.  INDEMNIFICATION

    The Registrant was incorporated in the State of Maryland on July 24, 1985 and is operated pursuant to the Articles of Incorporation of the Registrant, dated as of July 17, 1985, and as last amended, that permit the Registrant to indemnify its directors and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

    The Articles of Incorporation of the Fund provide that officers and directors shall be indemnified by the Fund against liabilities and expenses of defense in proceedings against them by reason of the fact that they serve as officers or directors of the Fund or as an officer or director of another entity at the request of the entity. This indemnification is subject to the following conditions:

       (a) no director or officer is indemnified against any liability to the Fund or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties; and

       (b) officers and directors are indemnified only for actions taken in good faith which the officers and directors believed were in or not opposed to the best interests of the Fund;

       (c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it is subsequently determined that they are entitled to indemnification.

    The Articles of Incorporation of the Registrant provide that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the directors who were not parties to the proceedings or, if a quorum is not obtainable, or if directed by a quorum of disinterested directors so directs, by independent legal counsel in a written opinion that the persons to be indemnified have met the applicable standard.

  ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

  <REDLINE>

    Money Management Associates ("MMA"), 1001 Grand Isle Way, Palm Beach Gardens, Florida 33418, a limited partnership organized under the laws of the District of Columbia on August 15, 1974, has one general partner and five limited partners. Daniel L. O'Connor is the general partner and sole employee of MMA. Limited partners Richard J. Garvey, Martin
    M. O'Connor, Rita A. Gardner, and John R. Cralle, are full-time employees of Rushmore Services, Inc. ("RSI"), a subsidiary of MMA, at 4922 Fairmont Avenue, Bethesda, Maryland 20814. Limited partner William L. Major is a retired employee of RSI.

  <\REDLINE>

    MMA also serves as the investment adviser to Fund for Government Investors, Inc., Fund for Tax-Free Investors,
    Inc., and American Gas Index Fund, Inc., all regulated investment companies since their inception.

  ITEM 29.  PRINCIPAL UNDERWRITERS

    Not applicable

  ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    The physical location for all accounts, books, and records required to be maintained and preserved by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, is 4922 Fairmont Avenue, Bethesda, Maryland 20814.

  ITEM 31.  MANAGEMENT SERVICES

    Not Applicable

  ITEM 32.  UNDERTAKINGS

  <REDLINE>

    (a) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

  <\REDLINE>

                             SIGNATURES

  <REDLINE>

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in this City of Bethesda and State of Maryland on the 28th day of December, 1995.

                      The Rushmore Fund, Inc.


                      By:/s/ Daniel L. O'Connor
                          Daniel L. O'Connor,
                          Chairman of the Board


  Pursuant to the requirements of the Securities Act of 1933, this Amendment No. 19 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


  Name                      Title                   Date


  /s/ Daniel L. O'Connor    Chairman of the Board,  December 28, 1995
  Daniel L. O'Connor        Treasurer, Director


  /s/ Jeffrey R. Ellis      Director                December 28, 1995
  Jeffrey R. Ellis


  /s/ Bruce C. Ellis        Director                December 28, 1995
  Bruce C. Ellis


  /s/ Patrick F. Noonan     Director                December 28, 1995
  Patrick F. Noonan












  /s/ Michael C. Lange      Director                December 28, 1995
  Michael C. Lange


  /s/ Leo Seybold           Director                December 28, 1995
  Leo Seybold


  /s/ Rita A. Gardner       Director                December 28, 1995
  Rita A. Gardner


  /s/ Richard J. Garvey     Director                December 28, 1995
  Richard J. Garvey


  /s/ Timothy N. Coakley    Controller              December 28, 1995
  Timothy N. Coakley

  <\REDLINE>

                         POWER OF ATTORNEY


  KNOW   ALL  MEN  BY   THESE  PRESENTS,   that  the  undersigned
  constitutes and appoints Richard J. Garvey, John R. Cralle, and Stephenie E. Adams, and each of them, his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place, and stead, in and all of his or her capacities as a Director of The Rushmore Fund, Inc. (the "Fund"), a Maryland corporation, to sign on his or her behalf any and all Registration Statements (including any post-effective amendments to Registration Statements) under the Securities Act of 1933, as amended, and/or the Investment Company Act of 1940, as amended, filed by the Fund and any amendments and supplements thereto, and other documents in connection therewith, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorney-in-fact and agent, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully as to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, and each of them, may lawfully do or cause to be done by virtue hereof. This power of attorney hereby revokes any and all powers of attorney previously granted by the undersigned in connection with the aforementioned matters.

  DATED this 31st day of October, 1995



                        /s/Daniel L. O'Connor

                         POWER OF ATTORNEY


  KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Richard J. Garvey, John R. Cralle, and Stephenie E. Adams, and each of them, his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place, and stead, in and all of his or her capacities as a Director of The Rushmore Fund, Inc. (the "Fund"), a Maryland corporation, to sign on his or her behalf any and all Registration Statements (including any post-effective amendments to Registration Statements) under the Securities Act of 1933, as amended, and/or the Investment Company Act of 1940, as amended, filed by the Fund and any amendments and supplements thereto, and other documents in connection therewith, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorney-in-fact and agent, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully as to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, and each of them, may lawfully do or cause to be done by virtue hereof. This power of attorney hereby revokes any and all powers of attorney previously granted by the undersigned in connection with the aforementioned matters.

  DATED this 31st day of October, 1995



                        /s/Jeffrey R. Ellis

                         POWER OF ATTORNEY


  KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Richard J. Garvey, John R. Cralle, and Stephenie E. Adams, and each of them, his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place, and stead, in and all of his or her capacities as a Director of The Rushmore Fund, Inc. (the "Fund"), a Maryland corporation, to sign on his or her behalf any and all Registration Statements (including any post-effective amendments to Registration Statements) under the Securities Act of 1933, as amended, and/or the Investment Company Act of 1940, as amended, filed by the Fund and any amendments and supplements thereto, and other documents in connection therewith, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorney-in-fact and agent, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully as to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, and each of them, may lawfully do or cause to be done by virtue hereof. This power of attorney hereby revokes any and all powers of attorney previously granted by the undersigned in connection with the aforementioned matters.

  DATED this 31st day of October, 1995



                        /s/Patrick F. Noonan

                         POWER OF ATTORNEY


  KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Richard J. Garvey, John R. Cralle, and Stephenie E. Adams, and each of them, his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place, and stead, in and all of his or her capacities as a Director of The Rushmore Fund, Inc. (the "Fund"), a Maryland corporation, to sign on his or her behalf any and all Registration Statements (including any post-effective amendments to Registration Statements) under the Securities Act of 1933, as amended, and/or the Investment Company Act of 1940, as amended, filed by the Fund and any amendments and supplements thereto, and other documents in connection therewith, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorney-in-fact and agent, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully as to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, and each of them, may lawfully do or cause to be done by virtue hereof. This power of attorney hereby revokes any and all powers of attorney previously granted by the undersigned in connection with the aforementioned matters.

  DATED this 31st day of October, 1995




                        /s/Leo Seybold

                         POWER OF ATTORNEY


  KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Richard J. Garvey, John R. Cralle, and Stephenie E. Adams, and each of them, his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place, and stead, in and all of his or her capacities as a Director of The Rushmore Fund, Inc. (the "Fund"), a Maryland corporation, to sign on his or her behalf any and all Registration Statements (including any post-effective amendments to Registration Statements) under the Securities Act of 1933, as amended, and/or the Investment Company Act of 1940, as amended, filed by the Fund and any amendments and supplements thereto, and other documents in connection therewith, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorney-in-fact and agent, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully as to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, and each of them, may lawfully do or cause to be done by virtue hereof. This power of attorney hereby revokes any and all powers of attorney previously granted by the undersigned in connection with the aforementioned matters.

  DATED this 31st day of October, 1995



                        /s/Michael D. Lange

                         POWER OF ATTORNEY


  KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Richard J. Garvey, John R. Cralle, and Stephenie E. Adams, and each of them, his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place, and stead, in and all of his or her capacities as a Director of The Rushmore Fund, Inc. (the "Fund"), a Maryland corporation, to sign on his or her behalf any and all Registration Statements (including any post-effective amendments to Registration Statements) under the Securities Act of 1933, as amended, and/or the Investment Company Act of 1940, as amended, filed by the Fund and any amendments and supplements thereto, and other documents in connection therewith, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorney-in-fact and agent, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully as to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, and each of them, may lawfully do or cause to be done by virtue hereof. This power of attorney hereby revokes any and all powers of attorney previously granted by the undersigned in connection with the aforementioned matters.

  DATED this 31st day of October, 1995



                        /s/ Bruce C. Ellis